UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: October 31, 2020

*

This Form N-CSR pertains to the following series of the Registrant: MFS Corporate Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Total Return Bond Fund. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report
October 31, 2020
MFS®  Corporate Bond Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund's annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund's Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.
If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.
MFB-SEM

MFS ® Corporate Bond Fund

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR
Dear Shareholders:
Markets experienced dramatic swings this year as the coronavirus pandemic brought the global economy to a standstill for several months early in the year, though optimism over the development of vaccines and therapeutics later brightened the economic and market outlook. However, a great deal of uncertainty remains as case counts in the United States and Europe remain very high and it is still unclear when a vaccine will become widely available. In the United States, political uncertainty eased after former Vice President Joe Biden was projected the winner of the presidential election, though whether his party also gains control of Congress will not be known until two Senate runoff elections in Georgia in early January.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support, though in the U.S. some of those measures were allowed to lapse at the end of July as negotiators found themselves at an impasse over the scope of additional funding. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.
Respectfully,
Robert J. Manning
Executive Chair
MFS Investment Management
December 16, 2020
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure (i)
Fixed income sectors (i)
Investment Grade Corporates	79.7%
High Yield Corporates	11.2%
Emerging Market Bonds	1.2%
Municipal Bonds	1.1%
U.S. Treasury Securities	0.9%
Mortgage-Backed Securities (o)	0.0%
Commercial Mortgage-Backed Securities (o)	0.0%
Asset-Backed Securities (o)	0.0%
Composition including fixed income credit quality (a)(i)
AAA	0.7%
AA	4.2%
A	19.8%
BBB	57.3%
BB	10.0%
B	1.1%
D (o)	0.0%
U.S. Government	1.9%
Federal Agencies (o)	0.0%
Not Rated	(0.9)%
Cash & Cash Equivalents	4.9%
Other	1.0%
Portfolio facts (i)
Average Duration (d)	8.0
Average Effective Maturity (m)	10.8 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change.U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency.The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
2

Portfolio Composition - continued
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
Percentages are based on net assets as of October 31, 2020.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
May 1, 2020 through October 31, 2020
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2020 through October 31, 2020.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/20	Ending Account Value 10/31/20	Expenses Paid During Period (p) 5/01/20-10/31/20
A	Actual	0.75%	$1,000.00	$1,056.02	$3.89
	Hypothetical (h)	0.75%	$1,000.00	$1,021.42	$3.82
B	Actual	1.50%	$1,000.00	$1,051.53	$7.76
	Hypothetical (h)	1.50%	$1,000.00	$1,017.64	$7.63
C	Actual	1.50%	$1,000.00	$1,051.56	$7.76
	Hypothetical (h)	1.50%	$1,000.00	$1,017.64	$7.63
I	Actual	0.50%	$1,000.00	$1,056.66	$2.59
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R1	Actual	1.50%	$1,000.00	$1,051.53	$7.76
	Hypothetical (h)	1.50%	$1,000.00	$1,017.64	$7.63
R2	Actual	1.00%	$1,000.00	$1,054.72	$5.18
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R3	Actual	0.75%	$1,000.00	$1,056.02	$3.89
	Hypothetical (h)	0.75%	$1,000.00	$1,021.42	$3.82
R4	Actual	0.50%	$1,000.00	$1,056.61	$2.59
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R6	Actual	0.42%	$1,000.00	$1,057.11	$2.18
	Hypothetical (h)	0.42%	$1,000.00	$1,023.09	$2.14
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
5

Portfolio of Investments
10/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 94.3%
Aerospace – 3.2%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$17,185,000	$ 19,116,162
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	11,950,000	13,010,862
Huntington Ingalls Industries, Inc., 4.2%, 5/01/2030 (n)	8,584,000	9,899,395
L3Harris Technologies, Inc., 3.85%, 6/15/2023	21,957,000	23,709,827
L3Harris Technologies, Inc., 2.9%, 12/15/2029	13,420,000	14,645,998
Lockheed Martin Corp., 3.55%, 1/15/2026	7,857,000	8,882,523
Lockheed Martin Corp., 2.8%, 6/15/2050	6,425,000	6,639,829
Northrop Grumman Corp., 2.55%, 10/15/2022	31,622,000	32,877,989
Northrop Grumman Corp., 2.93%, 1/15/2025	27,106,000	29,346,668
Raytheon Technologies Corp., 4.125%, 11/16/2028	9,190,000	10,776,716
TransDigm, Inc., 6.25%, 3/15/2026 (n)	20,921,000	21,809,933
		$190,715,902
Apparel Manufacturers – 0.3%
NIKE, Inc., “B”, 3.25%, 3/27/2040	$14,118,000	$ 15,946,715
Asset-Backed & Securitized – 0.0%
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.751% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	$606,020	$ 626,807
JPMorgan Chase Commercial Mortgage Securities Corp., 5.778%, 7/15/2042 (n)	838,194	585,929
Lehman Brothers Commercial Conduit Mortgage Trust, 0.938%, 2/18/2030 (i)	114,173	3
		$1,212,739
Automotive – 3.1%
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)	$30,720,000	$ 33,600,000
General Motors Co., 6.8%, 10/01/2027	8,000,000	9,820,972
General Motors Financial Co., Inc., 2.75%, 6/20/2025	16,373,000	16,900,106
General Motors Financial Co., Inc., 4%, 10/06/2026	3,707,000	4,022,275
Hyundai Capital America, 3.5%, 11/02/2026 (n)	1,571,000	1,683,501
Hyundai Capital America, 3%, 2/10/2027 (n)	28,430,000	29,641,078
Hyundai Capital America, 6.375%, 4/08/2030 (n)	8,601,000	10,990,556
Lear Corp., 3.8%, 9/15/2027	36,241,000	38,849,622
Toyota Motor Credit Corp., 3.375%, 4/01/2030	20,667,000	23,785,926
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	14,915,000	16,224,449
		$185,518,485
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – 2.3%
Discovery, Inc., 4.125%, 5/15/2029	$7,075,000	$ 8,069,663
Discovery, Inc., 5.3%, 5/15/2049	9,152,000	11,005,994
Fox Corp., 4.03%, 1/25/2024	5,337,000	5,854,802
Fox Corp., 5.476%, 1/25/2039	13,338,000	17,764,908
Netflix, Inc., 4.875%, 6/15/2030 (n)	38,510,000	43,949,538
RELX Capital, Inc., 3%, 5/22/2030	10,495,000	11,336,331
Walt Disney Co., 3.5%, 5/13/2040	33,771,000	37,754,838
		$135,736,074
Brokerage & Asset Managers – 1.8%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$10,906,000	$ 11,355,362
Intercontinental Exchange, Inc., 2.35%, 9/15/2022	5,495,000	5,685,292
Intercontinental Exchange, Inc., 4%, 10/15/2023	5,993,000	6,580,692
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	8,952,000	10,155,865
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	46,198,000	47,745,633
Intercontinental Exchange, Inc., 1.85%, 9/15/2032	10,946,000	10,849,960
NASDAQ, Inc., 3.25%, 4/28/2050	13,783,000	14,206,942
		$106,579,746
Building – 1.8%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)	$16,362,000	$ 19,065,580
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	7,431,000	8,243,626
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	8,095,000	8,926,939
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	14,186,000	15,876,287
Masco Corp., 4.45%, 4/01/2025	3,390,000	3,883,064
Masco Corp., 4.375%, 4/01/2026	11,202,000	13,045,359
Masco Corp., 4.5%, 5/15/2047	12,265,000	14,540,990
Vulcan Materials Co., 4.5%, 6/15/2047	19,500,000	22,921,329
		$106,503,174
Business Services – 4.2%
Equinix, Inc., 2.625%, 11/18/2024	$17,822,000	$ 18,943,403
Equinix, Inc., 5.375%, 5/15/2027	4,197,000	4,575,419
Equinix, Inc., 3%, 7/15/2050	16,800,000	16,426,559
Fidelity National Information Services, Inc., 3.5%, 4/15/2023	2,389,000	2,540,930
Fidelity National Information Services, Inc., 3%, 8/15/2026	13,572,000	15,008,759
Fiserv, Inc., 2.25%, 6/01/2027	20,183,000	21,203,654
Fiserv, Inc., 4.4%, 7/01/2049	13,643,000	16,895,499
Global Payments, Inc., 2.9%, 5/15/2030	23,779,000	25,280,422
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	30,417,000	30,282,253
MSCI, Inc., 4.75%, 8/01/2026 (n)	5,205,000	5,406,694
MSCI, Inc., 5.375%, 5/15/2027 (n)	15,000,000	16,012,500
MSCI, Inc., 4%, 11/15/2029 (n)	11,808,000	12,323,537
MSCI, Inc., 3.625%, 9/01/2030 (n)	2,669,000	2,742,398
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – continued
MSCI, Inc., 3.875%, 2/15/2031 (n)	$24,444,000	$ 25,543,980
NXP B.V./NXP Funding LLC, 3.15%, 5/01/2027 (n)	9,345,000	10,116,577
Tencent Holdings Ltd., 2.39%, 6/03/2030 (n)	27,152,000	27,487,459
		$250,790,043
Cable TV – 3.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$19,932,000	$ 26,930,832
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	39,961,000	47,679,237
Comcast Corp., 1.95%, 1/15/2031	12,510,000	12,749,398
Comcast Corp., 4.6%, 10/15/2038	19,500,000	24,851,364
Cox Communications, Inc., 3.5%, 8/15/2027 (n)	11,693,000	13,020,101
Cox Communications, Inc., 4.6%, 8/15/2047 (n)	3,670,000	4,451,662
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)	8,869,000	9,653,463
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	19,940,000	20,766,712
Sirius XM Radio, Inc., 5%, 8/01/2027 (n)	9,137,000	9,571,008
Sirius XM Radio, Inc., 4.125%, 7/01/2030 (n)	22,359,000	22,985,276
Time Warner Cable, Inc., 4.5%, 9/15/2042	7,034,000	7,641,066
Videotron Ltd., 5%, 7/15/2022	13,220,000	13,849,272
		$214,149,391
Chemicals – 0.4%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)	$11,552,000	$ 12,071,238
Sherwin-Williams Co., 4.5%, 6/01/2047	11,884,000	14,887,349
		$26,958,587
Computer Software – 1.6%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)	$27,891,000	$ 31,760,941
Microsoft Corp., 3.45%, 8/08/2036	20,000,000	24,054,051
Microsoft Corp., 4.1%, 2/06/2037	8,475,000	10,833,713
Microsoft Corp., 2.525%, 6/01/2050	5,025,000	5,121,281
VeriSign, Inc., 4.625%, 5/01/2023	7,628,000	7,707,102
VeriSign, Inc., 4.75%, 7/15/2027	17,901,000	18,975,060
		$98,452,148
Computer Software - Systems – 1.6%
Apple, Inc., 2.05%, 9/11/2026	$31,675,000	$ 33,741,327
Apple, Inc., 3.2%, 5/11/2027	31,231,000	35,184,671
Apple, Inc., 4.5%, 2/23/2036	10,000,000	13,234,888
Apple, Inc., 3.85%, 8/04/2046	8,346,000	10,226,407
Apple, Inc., 4.25%, 2/09/2047	4,778,000	6,297,412
		$98,684,705
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – 1.1%
Roper Technologies, Inc., 4.2%, 9/15/2028	$12,199,000	$ 14,431,995
Roper Technologies, Inc., 2.95%, 9/15/2029	9,027,000	9,875,923
Roper Technologies, Inc., 2%, 6/30/2030	11,092,000	11,274,961
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	6,283,000	6,854,686
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	5,611,000	5,977,275
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	16,536,000	19,081,246
		$67,496,086
Consumer Products – 0.4%
Kimberly-Clark Corp., 3.1%, 3/26/2030	$4,641,000	$ 5,290,756
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)	16,079,000	17,688,686
		$22,979,442
Consumer Services – 3.4%
Amazon.com, Inc., 2.5%, 6/03/2050	$27,170,000	$ 26,927,086
Booking Holdings, Inc., 3.65%, 3/15/2025	6,166,000	6,769,679
Booking Holdings, Inc., 3.6%, 6/01/2026	18,768,000	20,822,622
Booking Holdings, Inc., 3.55%, 3/15/2028	19,096,000	21,044,810
Experian Finance PLC, 2.75%, 3/08/2030 (n)	39,907,000	42,876,897
IHS Markit Ltd., 3.625%, 5/01/2024	5,742,000	6,209,514
IHS Markit Ltd., 4.75%, 2/15/2025 (n)	9,259,000	10,439,523
IHS Markit Ltd., 4%, 3/01/2026 (n)	6,085,000	6,775,161
IHS Markit Ltd., 4.25%, 5/01/2029	8,611,000	9,888,872
Service Corp. International, 5.125%, 6/01/2029	13,081,000	14,295,309
Visa, Inc., 4.15%, 12/14/2035	12,578,000	16,077,338
Visa, Inc., 3.65%, 9/15/2047	9,718,000	11,934,039
Western Union Co., 2.85%, 1/10/2025	10,521,000	11,102,831
		$205,163,681
Containers – 0.9%
Ball Corp., 4%, 11/15/2023	$11,867,000	$ 12,533,154
Ball Corp., 5.25%, 7/01/2025	1,942,000	2,196,451
Ball Corp., 4.875%, 3/15/2026	11,631,000	12,939,487
Ball Corp., 2.875%, 8/15/2030	28,984,000	28,657,930
		$56,327,022
Electrical Equipment – 0.6%
Arrow Electronics, Inc., 3.25%, 9/08/2024	$16,437,000	$ 17,680,289
Arrow Electronics, Inc., 3.875%, 1/12/2028	17,987,000	20,004,493
		$37,684,782
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 3.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$51,503,000	$ 56,853,210
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	11,864,000	12,764,572
Broadcom, Inc., 4.25%, 4/15/2026	23,498,000	26,415,519
Broadcom, Inc., 4.3%, 11/15/2032	26,036,000	29,681,689
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	34,545,000	36,099,525
Sensata Technologies, Inc., 3.75%, 2/15/2031 (n)	14,408,000	14,263,920
Texas Instruments, Inc., 2.25%, 9/04/2029	10,428,000	11,135,887
		$187,214,322
Energy - Integrated – 1.0%
Eni S.p.A., 4.75%, 9/12/2028 (n)	$14,052,000	$ 16,384,114
Eni S.p.A., 4.25%, 5/09/2029 (n)	12,206,000	13,763,572
Total Capital International S.A., 3.127%, 5/29/2050	29,315,000	29,394,993
		$59,542,679
Entertainment – 0.3%
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028	$22,622,000	$ 16,514,060
Financial Institutions – 1.5%
AerCap Ireland Capital DAC, 4.875%, 1/16/2024	$11,687,000	$ 12,225,606
AerCap Ireland Capital DAC, 6.5%, 7/15/2025	3,261,000	3,592,809
AerCap Ireland Capital DAC, 3.65%, 7/21/2027	29,033,000	27,393,225
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	8,919,000	9,110,242
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	11,590,000	11,241,111
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	13,674,000	12,481,498
International Lease Finance Corp., 5.875%, 8/15/2022	13,000,000	13,871,814
		$89,916,305
Food & Beverages – 5.1%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$8,822,000	$ 10,320,972
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	10,639,000	14,347,126
Campbell Soup Co., 2.375%, 4/24/2030	4,704,000	4,855,783
Campbell Soup Co., 3.125%, 4/24/2050	6,884,000	6,889,602
Conagra Brands, Inc., 1.375%, 11/01/2027	17,026,000	16,883,598
Constellation Brands, Inc., 3.2%, 2/15/2023	17,602,000	18,565,171
Constellation Brands, Inc., 4.25%, 5/01/2023	37,599,000	40,898,838
Constellation Brands, Inc., 2.875%, 5/01/2030	4,163,000	4,483,899
Constellation Brands, Inc., 3.75%, 5/01/2050	5,973,000	6,658,809
Danone S.A., 2.077%, 11/02/2021 (n)	11,063,000	11,208,081
Danone S.A., 2.589%, 11/02/2023 (n)	23,885,000	25,151,454
Diageo Capital PLC, 2.375%, 10/24/2029	21,271,000	22,649,573
Diageo Capital PLC, 2%, 4/29/2030	21,083,000	21,656,929
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	$17,787,000	$ 19,562,676
JBS USA Lux S.A./JBS USA Finance, Inc., 6.5%, 4/15/2029 (n)	13,224,000	14,862,189
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	2,379,000	2,653,526
Keurig Dr Pepper, Inc., 3.8%, 5/01/2050	4,914,000	5,600,442
Mondelez International, Inc., 1.5%, 2/04/2031	15,171,000	14,737,103
Mondelez International, Inc., 2.625%, 9/04/2050	30,758,000	29,204,153
PepsiCo, Inc., 3.5%, 3/19/2040	10,448,000	12,420,128
		$303,610,052
Gaming & Lodging – 2.1%
GLP Capital LP/GLP Financing II, Inc., 5.75%, 6/01/2028	$24,600,000	$ 27,981,024
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	5,895,000	6,582,003
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2031	4,167,000	4,356,848
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030	17,700,000	18,208,875
Las Vegas Sands Corp., 3.9%, 8/08/2029	16,926,000	16,901,149
Marriott International, Inc., 5.75%, 5/01/2025	2,086,000	2,319,349
Marriott International, Inc., 3.75%, 10/01/2025	8,873,000	9,120,391
Marriott International, Inc., 4%, 4/15/2028	33,912,000	34,661,461
Sands China Ltd., 3.8%, 1/08/2026 (n)	5,725,000	5,850,034
		$125,981,134
Insurance - Health – 1.0%
Centene Corp., 4.625%, 12/15/2029	$8,155,000	$ 8,878,634
Centene Corp., 3.375%, 2/15/2030	16,508,000	17,147,685
UnitedHealth Group, Inc., 4.625%, 7/15/2035	18,120,000	23,775,107
UnitedHealth Group, Inc., 3.5%, 8/15/2039	6,918,000	7,936,286
		$57,737,712
Insurance - Property & Casualty – 2.5%
Aon Corp., 3.75%, 5/02/2029	$25,796,000	$ 29,734,238
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	18,308,000	18,650,919
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	6,920,000	7,276,795
Fairfax Financial Holdings Ltd., 4.625%, 4/29/2030	19,867,000	21,252,560
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	18,720,000	20,893,098
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	5,333,000	5,906,741
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	6,766,000	7,378,642
Marsh & McLennan Cos., Inc., 4.75%, 3/15/2039	13,978,000	18,405,785
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047	6,467,000	8,302,124
Willis North America, Inc., 2.95%, 9/15/2029	10,826,000	11,788,208
		$149,589,110
11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 0.6%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$9,230,000	$ 9,990,593
CNH Industrial Capital LLC, 1.875%, 1/15/2026	7,745,000	7,771,932
CNH Industrial Capital LLC, 3.85%, 11/15/2027	16,974,000	18,424,997
		$36,187,522
Major Banks – 9.1%
Bank of America Corp., 3.124% to 1/20/2022, FLR (LIBOR - 3mo. + 1.16%) to 1/20/2023	$17,201,000	$ 17,720,453
Bank of America Corp., 3.004%, 12/20/2023	1,782,000	1,868,122
Bank of America Corp., 4.125%, 1/22/2024	14,866,000	16,433,110
Bank of America Corp., 4.45%, 3/03/2026	4,537,000	5,219,811
Bank of America Corp., 3.5%, 4/19/2026	19,080,000	21,382,080
Bank of America Corp., 4.183%, 11/25/2027	25,000,000	28,606,653
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	15,825,000	17,580,310
Bank of America Corp., 3.97% to 3/5/2028, FLR (LIBOR - 3mo. + 1.07%) to 3/05/2029	7,314,000	8,400,765
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	23,725,000	24,555,434
HSBC Holdings PLC, 2.357%, 8/18/2031	16,821,000	16,704,196
JPMorgan Chase & Co., 3.25%, 9/23/2022	30,989,000	32,692,155
JPMorgan Chase & Co., 3.2%, 6/15/2026	9,000,000	9,991,188
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	35,000,000	39,776,028
JPMorgan Chase & Co., 3.54%, 5/01/2028	18,887,000	21,207,517
JPMorgan Chase & Co., 3.964%, 11/15/2048	12,400,000	15,004,773
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	20,011,000	24,031,949
Morgan Stanley, 3.125%, 1/23/2023	22,096,000	23,356,878
Morgan Stanley, 0.864%, 10/21/2025	8,681,000	8,669,588
Morgan Stanley, 4.431% to 1/23/2029, FLR (LIBOR - 3mo. + 1.63%) to 1/23/2030	8,224,000	9,855,104
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR + 1.143%) to 1/22/2031	54,040,000	57,594,113
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR + 3.12%) to 4/01/2031	41,896,000	47,954,703
PNC Bank N.A., 2.7%, 10/22/2029	14,140,000	15,159,532
Royal Bank of Canada, 2.55%, 7/16/2024	57,450,000	61,334,813
UBS Group AG, 3.126%, 8/13/2030 (n)	13,141,000	14,433,923
Wachovia Corp., 6.605%, 10/01/2025	7,936,000	9,690,246
		$549,223,444
12

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 3.9%
Alcon, Inc., 2.6%, 5/27/2030 (n)	$4,480,000	$ 4,688,603
Alcon, Inc., 3.8%, 9/23/2049 (n)	5,170,000	5,847,174
Becton, Dickinson and Co., 3.734%, 12/15/2024	1,460,000	1,610,132
Becton, Dickinson and Co., 4.685%, 12/15/2044	7,796,000	9,539,090
Becton, Dickinson and Co., 4.669%, 6/06/2047	26,561,000	32,874,884
Cigna Corp., 4.125%, 11/15/2025	17,420,000	19,923,883
Cigna Corp., 3.2%, 3/15/2040	5,994,000	6,329,081
HCA, Inc., 4.75%, 5/01/2023	7,090,000	7,737,197
HCA, Inc., 5.25%, 6/15/2026	8,407,000	9,791,940
HCA, Inc., 5.875%, 2/01/2029	17,391,000	20,460,338
HCA, Inc., 3.5%, 9/01/2030	8,369,000	8,558,053
HCA, Inc., 5.125%, 6/15/2039	3,223,000	3,923,211
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	19,833,000	20,775,067
Laboratory Corp. of America Holdings, 3.25%, 9/01/2024	16,049,000	17,452,547
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025	4,792,000	5,298,278
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	8,278,000	10,520,416
Thermo Fisher Scientific, Inc., 3%, 4/15/2023	9,452,000	9,999,129
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	14,540,000	16,132,773
Thermo Fisher Scientific, Inc., 4.497%, 3/25/2030	20,000,000	24,798,264
		$236,260,060
Medical Equipment – 1.6%
Abbott Laboratories, 1.4%, 6/30/2030	$8,012,000	$ 7,993,328
Abbott Laboratories, 4.75%, 11/30/2036	21,877,000	29,156,858
Boston Scientific Corp., 3.75%, 3/01/2026	10,442,000	11,840,480
Danaher Corp., 2.6%, 10/01/2050	19,542,000	19,433,164
Teleflex, Inc., 4.625%, 11/15/2027	2,045,000	2,156,504
Teleflex, Inc., 4.25%, 6/01/2028 (n)	2,259,000	2,360,655
Zimmer Biomet Holdings, Inc., 3.55%, 4/01/2025	20,267,000	22,286,496
		$95,227,485
Metals & Mining – 1.4%
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	$22,275,000	$ 22,291,782
Freeport-McMoRan Copper & Gold, Inc., 4.625%, 8/01/2030	20,911,000	22,322,493
Glencore Funding LLC, 3%, 10/27/2022 (n)	2,911,000	3,011,721
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	11,974,000	12,812,252
Steel Dynamics, Inc., 5%, 12/15/2026	21,989,000	23,486,711
		$83,924,959
Midstream – 3.2%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$10,673,000	$ 11,151,074
Enterprise Products Operating LLC, 4.2%, 1/31/2050	14,055,000	15,197,239
Enterprise Products Operating LLC, 3.7%, 1/31/2051	26,285,000	25,996,175
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	37,604,000	37,368,975
13

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
MPLX LP, 4.5%, 4/15/2038	$12,937,000	$ 13,104,292
ONEOK, Inc., 4.95%, 7/13/2047	29,740,000	28,113,078
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	8,791,000	8,429,732
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	10,865,000	11,866,202
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	13,222,000	15,535,790
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	5,405,000	6,067,938
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	13,455,000	14,607,703
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030 (n)	5,013,000	5,608,146
		$193,046,344
Mortgage-Backed – 0.0%
Freddie Mac, 3.244%, 8/25/2027	$1,276,000	$ 1,451,624
Municipals – 1.1%
Florida State Board of Administration Finance Corp. Rev., “A”, 1.705%, 7/01/2027	$30,815,000	$ 30,939,184
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NATL, 7.425%, 2/15/2029	29,000,000	35,832,400
		$66,771,584
Natural Gas - Distribution – 1.6%
NiSource Finance Corp., 4.8%, 2/15/2044	$4,239,000	$ 5,281,400
NiSource, Inc., 2.95%, 9/01/2029	27,307,000	29,439,070
NiSource, Inc., 5.65%, 2/01/2045	8,731,000	12,212,131
Sempra Energy, 3.25%, 6/15/2027	42,879,000	46,307,774
		$93,240,375
Natural Gas - Pipeline – 0.4%
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	$5,122,000	$ 5,743,852
APT Pipelines Ltd., 5%, 3/23/2035 (n)	12,850,000	15,861,785
		$21,605,637
Network & Telecom – 1.7%
AT&T, Inc., 4.5%, 5/15/2035	$13,000,000	$ 15,162,796
AT&T, Inc., 3.55%, 9/15/2055 (n)	19,219,000	18,205,503
Verizon Communications, Inc., 3.15%, 3/22/2030	8,264,000	9,193,614
Verizon Communications, Inc., 4.812%, 3/15/2039	26,613,000	34,559,885
Verizon Communications, Inc., 4.522%, 9/15/2048	8,264,000	10,624,599
Verizon Communications, Inc., 4%, 3/22/2050	13,120,000	15,808,508
		$103,554,905
14

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Oils – 0.6%
Valero Energy Corp., 3.4%, 9/15/2026	$20,305,000	$ 21,392,959
Valero Energy Corp., 4.9%, 3/15/2045	17,086,000	17,256,962
		$38,649,921
Other Banks & Diversified Financials – 0.1%
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	$6,746,000	$ 7,489,332
Personal Computers & Peripherals – 0.6%
Equifax, Inc., 2.6%, 12/01/2024	$18,674,000	$ 19,871,022
Equifax, Inc., 3.1%, 5/15/2030	12,869,000	13,907,915
		$33,778,937
Pollution Control – 0.8%
Republic Services, Inc., 2.5%, 8/15/2024	$13,800,000	$ 14,660,312
Republic Services, Inc., 3.95%, 5/15/2028	22,233,000	25,854,669
Republic Services, Inc., 1.45%, 2/15/2031	7,894,000	7,698,980
		$48,213,961
Railroad & Shipping – 0.4%
Canadian Pacific Railway Co., 4.5%, 1/15/2022	$4,058,000	$ 4,246,439
CSX Corp., 2.4%, 2/15/2030	18,044,000	19,164,718
		$23,411,157
Real Estate - Other – 0.6%
Prologis LP, REIT, 2.25%, 4/15/2030	$14,222,000	$ 15,039,345
Prologis LP, REIT, 1.25%, 10/15/2030	12,857,000	12,502,054
Prologis LP, REIT, 2.125%, 10/15/2050	12,857,000	11,535,571
		$39,076,970
Real Estate - Retail – 1.0%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$3,022,000	$ 3,277,954
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	10,857,000	11,734,293
Realty Income Corp., REIT, 3.25%, 1/15/2031	9,517,000	10,410,198
VEREIT Operating Partnership LP, REIT, 3.4%, 1/15/2028	8,424,000	8,839,666
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029	28,035,000	28,439,313
		$62,701,424
Restaurants – 0.6%
McDonald's Corp., 4.2%, 4/01/2050	$6,100,000	$ 7,389,973
Yum! Brands, Inc., 3.625%, 3/15/2031	30,692,000	30,116,525
		$37,506,498
15

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 3.1%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$9,114,000	$ 9,710,377
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	22,781,000	24,729,535
AutoZone, Inc., 1.65%, 1/15/2031	17,143,000	16,592,533
Costco Wholesale Corp., 1.6%, 4/20/2030	17,863,000	18,044,554
Dollar General Corp., 4.15%, 11/01/2025	5,508,000	6,335,676
Dollar General Corp., 4.125%, 4/03/2050	18,013,000	21,600,320
Dollar Tree, Inc., 4%, 5/15/2025	15,955,000	17,973,051
Dollar Tree, Inc., 4.2%, 5/15/2028	7,633,000	8,927,586
Home Depot, Inc., 3%, 4/01/2026	7,218,000	8,025,061
Home Depot, Inc., 3.3%, 4/15/2040	26,138,000	29,722,707
Home Depot, Inc., 4.875%, 2/15/2044	8,313,000	11,339,710
Lowe's Cos., Inc., 3%, 10/15/2050	12,769,000	13,078,530
		$186,079,640
Specialty Stores – 0.6%
Ross Stores, Inc. , 1.875%, 4/15/2031	$17,024,000	$ 16,847,592
TJX Cos., Inc., 3.875%, 4/15/2030	8,351,000	9,892,224
TJX Cos., Inc., 4.5%, 4/15/2050	5,902,000	7,817,768
		$34,557,584
Telecommunications - Wireless – 4.1%
American Tower Corp., REIT, 4.7%, 3/15/2022	$7,973,000	$ 8,421,079
American Tower Corp., REIT, 3.5%, 1/31/2023	3,999,000	4,244,887
American Tower Corp., REIT, 3%, 6/15/2023	19,876,000	21,060,636
American Tower Corp., REIT, 4%, 6/01/2025	12,172,000	13,663,083
American Tower Corp., REIT, 3.6%, 1/15/2028	21,944,000	24,511,751
American Tower Corp., REIT, 3.8%, 8/15/2029	10,621,000	12,085,984
Crown Castle International Corp., 5.25%, 1/15/2023	4,570,000	5,013,585
Crown Castle International Corp., 3.15%, 7/15/2023	16,889,000	17,948,973
Crown Castle International Corp., 4.45%, 2/15/2026	15,364,000	17,611,312
Crown Castle International Corp., 4%, 3/01/2027	9,286,000	10,486,156
Crown Castle International Corp., 3.65%, 9/01/2027	8,862,000	9,857,023
T-Mobile USA, Inc., 4.75%, 2/01/2028	9,336,000	10,002,561
T-Mobile USA, Inc., 2.05%, 2/15/2028 (n)	31,110,000	31,576,650
T-Mobile USA, Inc., 3%, 2/15/2041 (n)	35,140,000	34,080,880
T-Mobile USA, Inc., 4.5%, 4/15/2050 (n)	20,774,000	24,156,734
		$244,721,294
Telephone Services – 0.4%
Deutsche Telekom AG, 3.625%, 1/21/2050 (n)	$21,146,000	$ 23,347,679
16

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 0.3%
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	$9,848,000	$ 10,952,358
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	4,480,000	6,562,459
		$17,514,817
U.S. Treasury Obligations – 1.9%
U.S. Treasury Bonds, 3.5%, 2/15/2039 (f)	$7,664,000	$ 10,486,807
U.S. Treasury Bonds, 3%, 2/15/2048	50,009,800	65,833,213
U.S. Treasury Notes, 0.5%, 6/30/2027	36,260,900	36,032,853
		$112,352,873
Utilities - Electric Power – 7.7%
Berkshire Hathaway Energy Co., 4.5%, 2/01/2045	$5,432,000	$ 6,793,400
Duke Energy Carolinas LLC, 2.45%, 2/01/2030	27,869,000	29,676,690
Duke Energy Corp., 3.75%, 9/01/2046	11,123,000	12,542,108
Duke Energy Corp., 4.2%, 6/15/2049	27,233,000	33,101,807
Duke Energy Progress LLC, 3.45%, 3/15/2029	11,143,000	12,762,957
EDP Finance B.V., 3.625%, 7/15/2024 (n)	10,744,000	11,695,209
Enel Finance International N.V., 2.75%, 4/06/2023 (n)	34,129,000	35,651,548
Enel Finance International N.V., 2.65%, 9/10/2024	18,401,000	19,460,548
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	8,585,000	9,538,330
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	9,461,000	11,640,272
Evergy, Inc., 2.9%, 9/15/2029	30,865,000	32,843,529
Eversource Energy, 2.9%, 10/01/2024	18,060,000	19,461,274
Exelon Corp., 3.497%, 6/01/2022	17,819,000	18,576,261
FirstEnergy Corp., 3.9%, 7/15/2027	9,834,000	10,503,115
FirstEnergy Corp., 3.4%, 3/01/2050	21,588,000	19,841,302
Georgia Power Co., 3.7%, 1/30/2050	2,816,000	3,141,793
NextEra Energy Capital Holdings, Inc., 3.15%, 4/01/2024	11,886,000	12,825,995
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027	20,319,000	22,819,808
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	12,862,000	14,051,735
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	6,958,000	7,271,110
Pacific Gas & Electric Co., 2.1%, 8/01/2027	13,953,000	13,471,262
PG&E Corp., 5.25%, 7/01/2030	14,401,000	14,401,000
PPL Capital Funding, Inc., 5%, 3/15/2044	3,193,000	4,008,910
Southern Co., 2.95%, 7/01/2023	6,880,000	7,285,897
Southern Co., 3.7%, 4/30/2030	31,250,000	35,466,697
Virginia Electric & Power Co., 2.875%, 7/15/2029	11,354,000	12,533,096
WEC Energy Group, Inc., 1.375%, 10/15/2027	17,576,000	17,525,672
Xcel Energy, Inc., 2.6%, 12/01/2029	9,180,000	9,812,952
Xcel Energy, Inc., 3.5%, 12/01/2049	5,510,000	6,098,528
		$464,802,805
Total Bonds (Identified Cost, $5,221,670,452)		$ 5,665,702,927
17

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 5.1%
Money Market Funds – 5.1%
MFS Institutional Money Market Portfolio, 0.1% (v) (Identified Cost, $308,862,755)	308,864,774	$ 308,864,774
Other Assets, Less Liabilities – 0.6%		33,327,273
Net Assets – 100.0%		$ 6,007,894,974

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $308,864,774 and $5,665,702,927, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,166,517,797, representing 19.4% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 10/31/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	2,850	$393,923,438	December – 2020	$3,387,860
U.S. Treasury Ultra Note 10 yr	Short	USD	1,100	173,009,375	December – 2020	1,669,390
						$5,057,250
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	1,400	$309,181,250	December – 2020	$(81,533)
18

Portfolio of Investments (unaudited) – continued
Futures Contracts - continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
Interest Rate Futures - continued
U.S. Treasury Ultra Bond	Long	USD	927	$199,305,000	December – 2020	$(6,855,772)
						$(6,937,305)
At October 31, 2020, the fund had liquid securities with an aggregate value of $4,535,981 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
19

Financial Statements
Statement of Assets and Liabilities
At 10/31/20 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $5,221,670,452)	$5,665,702,927
Investments in affiliated issuers, at value (identified cost, $308,862,755)	308,864,774
Cash	1,124,269
Receivables for
Net daily variation margin on open futures contracts	420,028
Investments sold	5,604,956
Fund shares sold	26,197,726
Interest	49,046,441
Other assets	31,084
Total assets	$6,056,992,205
Liabilities
Payables for
Distributions	$893,682
Investments purchased	37,604,000
Fund shares reacquired	8,649,119
Payable to affiliates
Investment adviser	179,937
Administrative services fee	4,505
Shareholder servicing costs	1,087,472
Distribution and service fees	64,192
Payable for independent Trustees' compensation	2,651
Accrued expenses and other liabilities	611,673
Total liabilities	$49,097,231
Net assets	$6,007,894,974
Net assets consist of
Paid-in capital	$5,510,080,354
Total distributable earnings (loss)	497,814,620
Net assets	$6,007,894,974
Shares of beneficial interest outstanding	387,696,342
20

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,278,017,171	146,912,043	$15.51
Class B	13,926,690	899,949	15.47
Class C	136,256,019	8,815,284	15.46
Class I	1,711,725,642	110,497,403	15.49
Class R1	5,544,264	358,402	15.47
Class R2	32,930,208	2,123,453	15.51
Class R3	164,944,778	10,637,233	15.51
Class R4	71,482,004	4,608,251	15.51
Class R6	1,593,068,198	102,844,324	15.49

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.20 [100 / 95.75 x $15.51]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
21

Financial Statements
Statement of Operations
Six months ended 10/31/20 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$90,833,135
Other	262,616
Dividends from affiliated issuers	141,930
Total investment income	$91,237,681
Expenses
Management fee	$10,670,568
Distribution and service fees	3,856,045
Shareholder servicing costs	2,084,627
Administrative services fee	290,029
Independent Trustees' compensation	21,366
Custodian fee	109,920
Shareholder communications	381,884
Audit and tax fees	38,823
Legal fees	19,564
Miscellaneous	219,447
Total expenses	$17,692,273
Fees paid indirectly	(103)
Reduction of expenses by investment adviser and distributor	(330,563)
Net expenses	$17,361,607
Net investment income (loss)	$73,876,074
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$48,235,872
Affiliated issuers	(11,195)
Futures contracts	(5,889,354)
Net realized gain (loss)	$42,335,323
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$168,951,606
Affiliated issuers	(4,510)
Futures contracts	1,141,516
Net unrealized gain (loss)	$170,088,612
Net realized and unrealized gain (loss)	$212,423,935
Change in net assets from operations	$286,300,009
See Notes to Financial Statements
22

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	10/31/20 (unaudited)	4/30/20
Change in net assets
From operations
Net investment income (loss)	$73,876,074	$140,317,384
Net realized gain (loss)	42,335,323	83,364,143
Net unrealized gain (loss)	170,088,612	205,073,305
Change in net assets from operations	$286,300,009	$428,754,832
Total distributions to shareholders	$(76,686,575)	$(142,294,173)
Change in net assets from fund share transactions	$795,850,207	$544,665,462
Total change in net assets	$1,005,463,641	$831,126,121
Net assets
At beginning of period	5,002,431,333	4,171,305,212
At end of period	$6,007,894,974	$5,002,431,333
See Notes to Financial Statements
23

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$14.88	$13.93	$13.52	$13.92	$13.99	$14.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.42	$0.43	$0.41	$0.42(c)	$0.44
Net realized and unrealized gain (loss)	0.64	0.96	0.41	(0.39)	(0.04)	(0.06)
Total from investment operations	$0.83	$1.38	$0.84	$0.02	$0.38	$0.38
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.43)	$(0.43)	$(0.42)	$(0.45)	$(0.46)
From net realized gain	—	—	—	—	—	(0.04)
Total distributions declared to shareholders	$(0.20)	$(0.43)	$(0.43)	$(0.42)	$(0.45)	$(0.50)
Net asset value, end of period (x)	$15.51	$14.88	$13.93	$13.52	$13.92	$13.99
Total return (%) (r)(s)(t)(x)	5.60(n)	10.00	6.39	0.08	2.73(c)	2.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76(a)	0.79	0.79	0.80	0.81(c)	0.83
Expenses after expense reductions (f)	0.75(a)	0.77	0.78	0.79	0.80(c)	0.82
Net investment income (loss)	2.49(a)	2.91	3.16	2.95	3.04(c)	3.24
Portfolio turnover	14(n)	36	38	38	28	30
Net assets at end of period (000 omitted)	$2,278,017	$1,996,170	$1,654,534	$1,648,508	$1,597,201	$1,709,595
See Notes to Financial Statements
24

Financial Highlights – continued
Class B	Six months ended	Year ended
	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$14.85	$13.90	$13.50	$13.89	$13.96	$14.08
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.32	$0.32	$0.31	$0.32(c)	$0.34
Net realized and unrealized gain (loss)	0.62	0.95	0.41	(0.39)	(0.05)	(0.06)
Total from investment operations	$0.76	$1.27	$0.73	$(0.08)	$0.27	$0.28
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.32)	$(0.33)	$(0.31)	$(0.34)	$(0.36)
From net realized gain	—	—	—	—	—	(0.04)
Total distributions declared to shareholders	$(0.14)	$(0.32)	$(0.33)	$(0.31)	$(0.34)	$(0.40)
Net asset value, end of period (x)	$15.47	$14.85	$13.90	$13.50	$13.89	$13.96
Total return (%) (r)(s)(t)(x)	5.15(n)	9.20	5.53	(0.60)	1.96(c)	2.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51(a)	1.54	1.54	1.55	1.56(c)	1.58
Expenses after expense reductions (f)	1.50(a)	1.53	1.53	1.54	1.55(c)	1.57
Net investment income (loss)	1.78(a)	2.18	2.41	2.20	2.30(c)	2.50
Portfolio turnover	14(n)	36	38	38	28	30
Net assets at end of period (000 omitted)	$13,927	$21,384	$33,983	$47,698	$61,123	$72,298
See Notes to Financial Statements
25

Financial Highlights – continued
Class C	Six months ended	Year ended
	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$14.84	$13.89	$13.48	$13.88	$13.94	$14.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.31	$0.32	$0.31	$0.32(c)	$0.34
Net realized and unrealized gain (loss)	0.62	0.96	0.42	(0.40)	(0.04)	(0.06)
Total from investment operations	$0.76	$1.27	$0.74	$(0.09)	$0.28	$0.28
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.32)	$(0.33)	$(0.31)	$(0.34)	$(0.36)
From net realized gain	—	—	—	—	—	(0.04)
Total distributions declared to shareholders	$(0.14)	$(0.32)	$(0.33)	$(0.31)	$(0.34)	$(0.40)
Net asset value, end of period (x)	$15.46	$14.84	$13.89	$13.48	$13.88	$13.94
Total return (%) (r)(s)(t)(x)	5.16(n)	9.21	5.61	(0.67)	2.04(c)	2.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51(a)	1.54	1.54	1.55	1.56(c)	1.58
Expenses after expense reductions (f)	1.50(a)	1.53	1.53	1.54	1.56(c)	1.57
Net investment income (loss)	1.76(a)	2.16	2.41	2.20	2.30(c)	2.50
Portfolio turnover	14(n)	36	38	38	28	30
Net assets at end of period (000 omitted)	$136,256	$143,988	$143,872	$182,315	$242,889	$264,424
See Notes to Financial Statements
26

Financial Highlights – continued
Class I	Six months ended	Year ended
	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$14.87	$13.92	$13.51	$13.91	$13.98	$14.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.46	$0.46	$0.45	$0.45(c)	$0.47
Net realized and unrealized gain (loss)	0.63	0.96	0.42	(0.40)	(0.04)	(0.06)
Total from investment operations	$0.84	$1.42	$0.88	$0.05	$0.41	$0.41
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.47)	$(0.47)	$(0.45)	$(0.48)	$(0.50)
From net realized gain	—	—	—	—	—	(0.04)
Total distributions declared to shareholders	$(0.22)	$(0.47)	$(0.47)	$(0.45)	$(0.48)	$(0.54)
Net asset value, end of period (x)	$15.49	$14.87	$13.92	$13.51	$13.91	$13.98
Total return (%) (r)(s)(t)(x)	5.67(n)	10.28	6.66	0.33	2.99(c)	3.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.51(a)	0.53	0.54	0.55	0.56(c)	0.57
Expenses after expense reductions (f)	0.50(a)	0.52	0.53	0.54	0.56(c)	0.57
Net investment income (loss)	2.73(a)	3.15	3.40	3.19	3.25(c)	3.48
Portfolio turnover	14(n)	36	38	38	28	30
Net assets at end of period (000 omitted)	$1,711,726	$1,306,407	$1,021,313	$1,781,450	$2,005,193	$720,809
See Notes to Financial Statements
27

Financial Highlights – continued
Class R1	Six months ended	Year ended
	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$14.85	$13.90	$13.49	$13.89	$13.95	$14.07
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.31	$0.32	$0.31	$0.32(c)	$0.34
Net realized and unrealized gain (loss)	0.62	0.96	0.42	(0.40)	(0.04)	(0.06)
Total from investment operations	$0.76	$1.27	$0.74	$(0.09)	$0.28	$0.28
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.32)	$(0.33)	$(0.31)	$(0.34)	$(0.36)
From net realized gain	—	—	—	—	—	(0.04)
Total distributions declared to shareholders	$(0.14)	$(0.32)	$(0.33)	$(0.31)	$(0.34)	$(0.40)
Net asset value, end of period (x)	$15.47	$14.85	$13.90	$13.49	$13.89	$13.95
Total return (%) (r)(s)(t)(x)	5.15(n)	9.20	5.60	(0.67)	2.04(c)	2.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51(a)	1.54	1.54	1.55	1.56(c)	1.58
Expenses after expense reductions (f)	1.50(a)	1.53	1.53	1.54	1.56(c)	1.57
Net investment income (loss)	1.75(a)	2.16	2.41	2.20	2.30(c)	2.50
Portfolio turnover	14(n)	36	38	38	28	30
Net assets at end of period (000 omitted)	$5,544	$5,970	$6,187	$6,101	$6,780	$7,145
See Notes to Financial Statements
28

Financial Highlights – continued
Class R2	Six months ended	Year ended
	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$14.88	$13.93	$13.53	$13.92	$13.99	$14.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.39	$0.39	$0.38	$0.39(c)	$0.41
Net realized and unrealized gain (loss)	0.63	0.95	0.41	(0.39)	(0.05)	(0.06)
Total from investment operations	$0.81	$1.34	$0.80	$(0.01)	$0.34	$0.35
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.39)	$(0.40)	$(0.38)	$(0.41)	$(0.43)
From net realized gain	—	—	—	—	—	(0.04)
Total distributions declared to shareholders	$(0.18)	$(0.39)	$(0.40)	$(0.38)	$(0.41)	$(0.47)
Net asset value, end of period (x)	$15.51	$14.88	$13.93	$13.53	$13.92	$13.99
Total return (%) (r)(s)(t)(x)	5.47(n)	9.73	6.05	(0.09)	2.47(c)	2.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01(a)	1.04	1.04	1.05	1.06(c)	1.08
Expenses after expense reductions (f)	1.00(a)	1.03	1.03	1.04	1.05(c)	1.07
Net investment income (loss)	2.25(a)	2.67	2.91	2.70	2.79(c)	3.00
Portfolio turnover	14(n)	36	38	38	28	30
Net assets at end of period (000 omitted)	$32,930	$31,346	$38,593	$43,827	$49,948	$58,938
See Notes to Financial Statements
29

Financial Highlights – continued
Class R3	Six months ended	Year ended
	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$14.88	$13.93	$13.52	$13.92	$13.99	$14.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.42	$0.43	$0.41	$0.43(c)	$0.44
Net realized and unrealized gain (loss)	0.63	0.96	0.41	(0.39)	(0.05)	(0.06)
Total from investment operations	$0.83	$1.38	$0.84	$0.02	$0.38	$0.38
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.43)	$(0.43)	$(0.42)	$(0.45)	$(0.46)
From net realized gain	—	—	—	—	—	(0.04)
Total distributions declared to shareholders	$(0.20)	$(0.43)	$(0.43)	$(0.42)	$(0.45)	$(0.50)
Net asset value, end of period (x)	$15.51	$14.88	$13.93	$13.52	$13.92	$13.99
Total return (%) (r)(s)(t)(x)	5.60(n)	10.00	6.39	0.08	2.73(c)	2.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76(a)	0.79	0.79	0.81	0.81(c)	0.83
Expenses after expense reductions (f)	0.75(a)	0.78	0.78	0.80	0.80(c)	0.82
Net investment income (loss)	2.50(a)	2.91	3.16	2.95	3.04(c)	3.24
Portfolio turnover	14(n)	36	38	38	28	30
Net assets at end of period (000 omitted)	$164,945	$165,319	$163,142	$167,404	$61,292	$65,655
See Notes to Financial Statements
30

Financial Highlights – continued
Class R4	Six months ended	Year ended
	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$14.89	$13.93	$13.53	$13.93	$13.99	$14.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.46	$0.46	$0.45	$0.46(c)	$0.48
Net realized and unrealized gain (loss)	0.63	0.97	0.41	(0.40)	(0.04)	(0.06)
Total from investment operations	$0.84	$1.43	$0.87	$0.05	$0.42	$0.42
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.47)	$(0.47)	$(0.45)	$(0.48)	$(0.50)
From net realized gain	—	—	—	—	—	(0.04)
Total distributions declared to shareholders	$(0.22)	$(0.47)	$(0.47)	$(0.45)	$(0.48)	$(0.54)
Net asset value, end of period (x)	$15.51	$14.89	$13.93	$13.53	$13.93	$13.99
Total return (%) (r)(s)(t)(x)	5.66(n)	10.35	6.57	0.33	3.06(c)	3.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.51(a)	0.53	0.54	0.55	0.56(c)	0.58
Expenses after expense reductions (f)	0.50(a)	0.52	0.53	0.54	0.56(c)	0.57
Net investment income (loss)	2.74(a)	3.17	3.41	3.19	3.29(c)	3.49
Portfolio turnover	14(n)	36	38	38	28	30
Net assets at end of period (000 omitted)	$71,482	$63,775	$75,519	$74,027	$169,661	$148,266
See Notes to Financial Statements
31

Financial Highlights – continued
Class R6	Six months ended	Year ended
	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$14.87	$13.92	$13.51	$13.91	$13.98	$14.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.47	$0.47	$0.46	$0.47(c)	$0.49
Net realized and unrealized gain (loss)	0.63	0.96	0.42	(0.39)	(0.04)	(0.06)
Total from investment operations	$0.85	$1.43	$0.89	$0.07	$0.43	$0.43
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.48)	$(0.48)	$(0.47)	$(0.50)	$(0.51)
From net realized gain	—	—	—	—	—	(0.04)
Total distributions declared to shareholders	$(0.23)	$(0.48)	$(0.48)	$(0.47)	$(0.50)	$(0.55)
Net asset value, end of period (x)	$15.49	$14.87	$13.92	$13.51	$13.91	$13.98
Total return (%) (r)(s)(t)(x)	5.71(n)	10.38	6.76	0.43	3.09(c)	3.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.43(a)	0.44	0.44	0.45	0.46(c)	0.46
Expenses after expense reductions (f)	0.42(a)	0.43	0.43	0.44	0.45(c)	0.45
Net investment income (loss)	2.82(a)	3.25	3.51	3.27	3.39(c)	3.57
Portfolio turnover	14(n)	36	38	38	28	30
Net assets at end of period (000 omitted)	$1,593,068	$1,268,071	$1,034,161	$1,043,950	$58,575	$44,475

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
32

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Corporate Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the
33

Notes to Financial Statements (unaudited) - continued
particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
34

Notes to Financial Statements (unaudited) - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of October 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$112,352,873	$—	$112,352,873
Municipal Bonds	—	66,771,584	—	66,771,584
U.S. Corporate Bonds	—	4,650,024,215	—	4,650,024,215
Residential Mortgage-Backed Securities	—	1,451,624	—	1,451,624
Commercial Mortgage-Backed Securities	—	585,929	—	585,929
Asset-Backed Securities (including CDOs)	—	626,810	—	626,810
Foreign Bonds	—	833,889,892	—	833,889,892
Mutual Funds	308,864,774	—	—	308,864,774
Total	$308,864,774	$5,665,702,927	$—	$5,974,567,701
Other Financial Instruments
Futures Contracts – Assets	$5,057,250	$—	$—	$5,057,250
Futures Contracts – Liabilities	(6,937,305)	—	—	(6,937,305)
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party.
35

Notes to Financial Statements (unaudited) - continued
The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2020 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$5,057,250	$(6,937,305)
(a)	Values presented in this table for futures contracts correspond to the values reported in the fund's Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund's Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2020 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(5,889,354)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended October 31, 2020 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$1,141,516
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and
36

Notes to Financial Statements (unaudited) - continued
uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
37

Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended October 31, 2020, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 4/30/20
Ordinary income (including any short-term capital gains)	$142,294,173
38

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 10/31/20
Cost of investments	$5,531,202,898
Gross appreciation	463,249,396
Gross depreciation	(19,884,593)
Net unrealized appreciation (depreciation)	$ 443,364,803
As of 4/30/20
Undistributed ordinary income	12,322,068
Undistributed long-term capital gain	18,209,835
Other temporary differences	(12,051,295)
Net unrealized appreciation (depreciation)	269,720,578
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. On October 2, 2020, the fund announced that effective December 21, 2020, the time period will be shortened for the automatic conversion of Class C shares to Class A shares, of the same fund, from approximately ten years to approximately eight years after purchase. On or about December 21, 2020, any Class C shares that have an original purchase date of December 31, 2012 or earlier will convert to Class A shares, of the same fund. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 10/31/20	Year ended 4/30/20
Class A	$28,323,560	$54,493,969
Class B	164,400	653,854
Class C	1,340,232	3,216,758
Class I	22,202,702	37,011,421
Class R1	57,165	147,830
Class R2	397,484	972,399
Class R3	2,212,504	4,962,249
Class R4	989,089	2,351,769
Class R6	20,999,439	38,483,924
Total	$76,686,575	$142,294,173
39

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1.1 billion	0.39%
In excess of $1.1 billion and up to $5 billion	0.38%
In excess of $5 billion and up to $10 billion	0.35%
In excess of $10 billion	0.34%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended October 31, 2020, this management fee reduction amounted to $316,433, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2020 was equivalent to an annual effective rate of 0.37% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $86,502 for the six months ended October 31, 2020, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 2,723,145
Class B	0.75%	0.25%	1.00%	1.00%	87,503
Class C	0.75%	0.25%	1.00%	1.00%	718,067
Class R1	0.75%	0.25%	1.00%	1.00%	30,675
Class R2	0.25%	0.25%	0.50%	0.50%	84,345
Class R3	—	0.25%	0.25%	0.25%	212,310
Total Distribution and Service Fees					$3,856,045
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2020 based on each class's average daily net assets.MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for
40

Notes to Financial Statements (unaudited) - continued
accounts attributable to MFS or its affiliates' seed money. For the six months ended October 31, 2020, this rebate amounted to $13,951, $64, $75, $31, and $9 for Class A, Class B, Class C, Class R2, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2020, were as follows:
Amount
Class A	$21,038
Class B	6,084
Class C	7,541
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended October 31, 2020, the fee was $202,275, which equated to 0.0072% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,882,352.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2020 was equivalent to an annual effective rate of 0.0103% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $42 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended October 31, 2020. The liability
41

Notes to Financial Statements (unaudited) - continued
for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $2,651 at October 31, 2020, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended October 31, 2020, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$80,332,934	$73,985,529
Non-U.S. Government securities	1,229,926,301	678,394,403
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 10/31/20		Year ended 4/30/20
	Shares	Amount	Shares	Amount
Shares sold
Class A	24,161,933	$374,785,692	38,718,178	$565,408,533
Class B	31,219	481,817	80,249	1,160,198
Class C	1,451,343	22,388,759	2,116,568	30,814,940
Class I	34,702,216	536,397,935	42,528,281	617,067,106
Class R1	95,310	1,460,906	131,587	1,911,136
Class R2	358,172	5,551,045	667,849	9,745,645
Class R3	1,369,682	21,235,068	3,012,382	44,042,540
Class R4	692,022	10,742,307	1,321,969	19,388,861
Class R6	23,123,771	358,885,713	27,430,142	400,517,626
	85,985,668	$1,331,929,242	116,007,205	$1,690,056,585
42

Notes to Financial Statements (unaudited) - continued
	Six months ended 10/31/20		Year ended 4/30/20
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,762,827	$27,356,092	3,614,742	$52,919,077
Class B	10,002	154,641	43,036	627,526
Class C	80,969	1,251,963	199,481	2,909,324
Class I	1,190,417	18,461,890	2,128,495	31,141,118
Class R1	3,693	57,158	10,116	147,754
Class R2	25,271	392,154	64,122	938,083
Class R3	142,587	2,212,339	339,081	4,961,707
Class R4	61,486	954,459	138,059	2,020,959
Class R6	1,314,469	20,380,323	2,566,377	37,541,301
	4,591,721	$71,221,019	9,103,509	$133,206,849
Shares reacquired
Class A	(13,143,491)	$(203,756,358)	(26,968,583)	$(390,571,503)
Class B	(581,022)	(8,939,449)	(1,127,898)	(16,359,922)
Class C	(2,422,394)	(37,756,089)	(2,970,161)	(42,873,246)
Class I	(13,262,245)	(205,212,069)	(30,169,351)	(437,411,596)
Class R1	(142,690)	(2,197,791)	(184,794)	(2,680,016)
Class R2	(365,939)	(5,667,669)	(1,396,009)	(20,262,574)
Class R3	(1,983,298)	(30,765,420)	(3,953,802)	(56,911,619)
Class R4	(429,066)	(6,652,881)	(2,595,907)	(37,561,048)
Class R6	(6,889,308)	(106,352,328)	(19,012,314)	(273,966,448)
	(39,219,453)	$(607,300,054)	(88,378,819)	$(1,278,597,972)
Net change
Class A	12,781,269	$198,385,426	15,364,337	$227,756,107
Class B	(539,801)	(8,302,991)	(1,004,613)	(14,572,198)
Class C	(890,082)	(14,115,367)	(654,112)	(9,148,982)
Class I	22,630,388	349,647,756	14,487,425	210,796,628
Class R1	(43,687)	(679,727)	(43,091)	(621,126)
Class R2	17,504	275,530	(664,038)	(9,578,846)
Class R3	(471,029)	(7,318,013)	(602,339)	(7,907,372)
Class R4	324,442	5,043,885	(1,135,879)	(16,151,228)
Class R6	17,548,932	272,913,708	10,984,205	164,092,479
	51,357,936	$795,850,207	36,731,895	$544,665,462
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
43

Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended October 31, 2020, the fund’s commitment fee and interest expense were $13,103 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$64,119,369	$1,041,004,169	$796,243,059	$(11,195)	$(4,510)	$308,864,774

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$141,930	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.
44

Board Review of Investment Advisory Agreement
MFS Corporate Bond Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2020 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2019 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii)
45

Board Review of Investment Advisory Agreement - continued
information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2019, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2019 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report. In addition, the Trustees reviewed the Fund’s Class I total return performance relative to the Fund’s benchmark performance for the ten-, five-, three- and one-year periods ended December 31, 2019.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that
46

Board Review of Investment Advisory Agreement - continued
were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1.1 billion, $5 billion, and $10 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
47

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2020.
48

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
49

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
50

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report

October 31, 2020

     MFS® Limited Maturity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

MQL-SEM

MFS® Limited Maturity Fund

Contact information	back cover

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

Markets experienced dramatic swings this year as the coronavirus pandemic brought the global economy to a standstill for several months early in the year, though optimism over the development of vaccines and therapeutics later brightened the economic and market outlook. However, a great deal of uncertainty remains as case counts in the United States and Europe remain very high and it is still unclear when a vaccine will become widely available. In the United States, political uncertainty eased after former Vice President Joe Biden was projected the winner of the presidential election, though whether his party also gains control of Congress will not be known until two Senate runoff elections in Georgia in early January.

Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support, though in the U.S. some of those measures were allowed to lapse at the end of July as negotiators found themselves at an impasse over the scope of additional funding. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

December 16, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	47.0%
U.S. Treasury Securities	32.8%
Collateralized Debt Obligations	8.0%
Commercial Mortgage-Backed Securities	6.9%
Asset-Backed Securities	6.5%
Emerging Markets Bonds	2.3%
Municipal Bonds	1.8%
Residential Mortgage-Backed Securities	1.7%
Mortgage-Backed Securities	1.0%
Non-U.S. Government Bonds	0.3%
High Yield Corporates	(6.8)%

Composition including fixed income credit quality (a)(i)
AAA	10.2%
AA	11.2%
A	22.7%
BBB	28.1%
BB	0.9%
B	0.2%
CCC (o)	0.0%
CC (o)	0.0%
D	0.1%
U.S. Government	18.9%
Federal Agencies	1.0%
Not Rated	8.2%
Cash & Cash Equivalents	4.5%
Other	(6.0)%

Portfolio facts (i)
Average Duration (d)	1.9
Average Effective Maturity (m)	2.2 yrs.

2

Portfolio Composition – continued

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of October 31, 2020.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, May 1, 2020 through October 31, 2020

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2020 through October 31, 2020.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/20	Ending Account Value 10/31/20	Expenses Paid During Period (p) 5/01/20-10/31/20
A	Actual	0.59%	$1,000.00	$1,038.99	$3.03
	Hypothetical (h)	0.59%	$1,000.00	$1,022.23	$3.01
B	Actual	1.34%	$1,000.00	$1,035.19	$6.87
	Hypothetical (h)	1.34%	$1,000.00	$1,018.45	$6.82
C	Actual	1.44%	$1,000.00	$1,034.63	$7.38
	Hypothetical (h)	1.44%	$1,000.00	$1,017.95	$7.32
I	Actual	0.44%	$1,000.00	$1,038.14	$2.26
	Hypothetical (h)	0.44%	$1,000.00	$1,022.99	$2.24
R1	Actual	1.44%	$1,000.00	$1,032.97	$7.38
	Hypothetical (h)	1.44%	$1,000.00	$1,017.95	$7.32
R2	Actual	0.84%	$1,000.00	$1,037.70	$4.31
	Hypothetical (h)	0.84%	$1,000.00	$1,020.97	$4.28
R3	Actual	0.69%	$1,000.00	$1,036.73	$3.54
	Hypothetical (h)	0.69%	$1,000.00	$1,021.73	$3.52
R4	Actual	0.44%	$1,000.00	$1,039.67	$2.26
	Hypothetical (h)	0.44%	$1,000.00	$1,022.99	$2.24
R6	Actual	0.38%	$1,000.00	$1,040.12	$1.95
	Hypothetical (h)	0.38%	$1,000.00	$1,023.29	$1.94
529A	Actual	0.63%	$1,000.00	$1,038.77	$3.24
	Hypothetical (h)	0.63%	$1,000.00	$1,022.03	$3.21
529B	Actual	1.38%	$1,000.00	$1,033.30	$7.07
	Hypothetical (h)	1.38%	$1,000.00	$1,018.25	$7.02
529C	Actual	1.49%	$1,000.00	$1,034.38	$7.64
	Hypothetical (h)	1.49%	$1,000.00	$1,017.69	$7.58

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.57%, $2.93, and $2.91 for Class A, 1.32%, $6.77,

5

Expense Table – continued

and $6.72 for Class B, 1.42%, $7.28, and $7.22 for Class C, 0.42%, $2.16, and $2.14 for Class I, 1.42%, $7.28, and $7.22 for Class R1, 0.82%, $4.21, and $4.18 for Class R2, 0.67%, $3.44, and $3.41 for Class R3, 0.42%, $2.16, and $2.14 for Class R4, and 0.36%, $1.85, and $1.84 for Class R6, 0.61%, $3.13, and $3.11 for Class 529A, 1.36%, $6.97, and $6.92 for Class 529B, 1.47%, $7.54, and $7.48 for Class 529C, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A, Class 529B, and Class 529C shares, this rebate reduced the expense ratios above by 0.01%, 0.02%, and 0.01%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

6

PORTFOLIO OF INVESTMENTS

10/31/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 95.0%
Aerospace - 0.7%
Boeing Co., 2.3%, 8/01/2021	$9,476,000	$9,574,062
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025 (n)	6,464,000	7,112,607
Raytheon Technologies Corp., 3.65%, 8/16/2023	362,000	391,090

		$17,077,759
Asset-Backed & Securitized - 23.0%
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 1.808% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	$776,747	$758,798
ALM Loan Funding, CLO, 2015-16A, “BR2”, FLR, 2.136% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)	4,819,336	4,715,050
AmeriCredit Automobile Receivables Trust, 2017-2, “C”, 2.97%, 3/20/2023	4,648,000	4,714,618
AmeriCredit Automobile Receivables Trust, 2020-1, “C”, 1.59%, 10/20/2025	2,663,000	2,700,577
Arbor Realty Trust, Inc., CLO, 2019-FL1, “A”, FLR, 1.298% (LIBOR - 1mo. + 1.15%), 5/15/2037 (n)	7,374,000	7,296,315
AREIT CRE Trust, 2019-CRE3, “A”, FLR, 1.167% (LIBOR - 1mo. + 1.02%), 9/14/2036 (n)	9,440,000	9,299,325
AREIT CRE Trust, 2019-CRE3, “AS”, FLR, 1.447% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	2,301,000	2,192,531
AREIT CRE Trust, 2019-CRE3, “B”, FLR, 1.697% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	1,136,500	1,084,118
AREIT CRE Trust, 2019-CRE3, “C”, FLR, 2.047% (LIBOR - 1mo. + 1.9%), 9/14/2036 (n)	940,000	895,048
ARI Fleet Lease Trust, 2020-A, “A3”, 1.8%, 8/15/2028 (n)	1,517,000	1,548,195
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 2.564% (LIBOR -3mo. + 2.35%), 4/25/2026 (n)	4,335,000	4,295,036
Avis Budget Rental Car Funding LLC, 2019-1A, “A”, 3.45%, 3/20/2023 (n)	9,410,000	9,627,099
Ballyrock Ltd., CLO, 2018-1A, “A2”, FLR, 1.818% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	4,282,847	4,148,799
Ballyrock Ltd., CLO, 2018-1A, “B”, FLR, 2.118% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	1,814,958	1,745,819
Bancorp Commercial Mortgage Trust, 2018-CRE3, “B”, FLR, 1.698% (LIBOR - 1mo. + 1.55%), 1/15/2033 (n)	3,903,904	3,803,585
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 1.248% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	4,618,000	4,531,679
Bancorp Commercial Mortgage Trust, 2019-CRE5, “A”, FLR, 1.148% (LIBOR - 1mo. + 1%), 3/15/2036 (n)	3,561,318	3,520,694

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Bancorp Commercial Mortgage Trust, 2019-CRE5, “AS”, FLR, 1.498% (LIBOR - 1mo. + 1.35%), 3/15/2036 (n)	$4,071,346	$3,989,597
Bancorp Commercial Mortgage Trust, 2019-CRE5, “B”, FLR, 1.648% (LIBOR - 1mo. + 1.5%), 3/15/2036 (n)	5,637,249	5,462,150
Bancorp Commercial Mortgage Trust, 2019-CRE6, “AS”, FLR, 1.448% (LIBOR - 1mo. + 1.3%), 9/15/2036 (n)	5,167,826	4,960,157
Bancorp Commercial Mortgage Trust, 2019-CRE6, “B”, FLR, 1.698% (LIBOR - 1mo. + 1.55%), 9/15/2036 (n)	6,510,236	6,171,456
Barclays Commercial Mortgage Securities LLC, 2018-C2, “XA”, 0.769%, 12/15/2051 (i)(n)	63,968,259	3,272,252
Bayview Commercial Asset Trust, FLR, 0.459% (LIBOR - 1mo. + 0.31%), 8/25/2035 (n)	308,375	287,067
Bayview Financial Acquisition Trust, 5.638%, 11/28/2036	36,297	36,272
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.751% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	290,186	300,140
Bowman Park CLO Ltd., 2014-1A, “B2R”, 3.545%, 11/23/2025 (n)	4,149,881	4,143,789
BSPRT Ltd., 2018-FL4, “A”, FLR, 2.248% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	5,552,000	5,230,334
BSPRT Ltd., 2019-FL5, “C”, FLR, 2.148% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	3,000,000	2,858,598
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033 (n)	2,614,648	2,638,228
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	2,290,000	2,308,002
BXMT Ltd., 2017-FL1, “A”, FLR, 1.017% (LIBOR - 1mo. + 0.87%), 6/15/2035 (n)	2,244,598	2,239,092
BXMT Ltd., 2020-FL2, “B”, FLR, 1.547% (LIBOR - 1mo. + 1.4%), 2/16/2037 (n)	5,795,500	5,694,658
BXMT Ltd., 2020-FL2, “A”, FLR, 1.047% (LIBOR - 1mo. + 0.9%), 2/16/2037 (n)	9,075,500	8,951,874
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	2,210,483	2,257,641
Caravana Auto Receivables Trust, 2019-1A, “B”, 3.29%, 8/15/2023 (n)	9,358,000	9,500,373
C-BASS Mortgage Loan Trust 2007-CB1, “AF3”, 3.36%, 1/25/2037 (d)(q)	1,893,609	853,608
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 3.55%, 3/25/2037 (d)(q)	2,560,917	1,323,939
CD Commercial Mortgage Trust, 2017-CD4, “XA”, 1.296%, 5/10/2050 (i)	43,747,453	2,621,811
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	1,721,563	1,742,129
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	548,629	551,363
Chesapeake Funding II LLC, 2017-2A, “B”, 2.81%, 5/15/2029 (n)	3,442,000	3,458,903
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	1,560,000	1,570,526

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Chesapeake Funding II LLC, 2017-3A, “B”, 2.57%, 8/15/2029 (n)	$2,403,000	$2,413,873
Chesapeake Funding II LLC, 2017-4A, “B”, 2.59%, 11/15/2029 (n)	1,815,000	1,841,663
Chesapeake Funding II LLC, 2017-4A, “C”, 2.76%, 11/15/2029 (n)	2,592,000	2,624,050
Commercial Mortgage Pass-Through Certificates, 2019-BN24,“XA”, 0.648%, 11/15/2062 (i)	35,073,038	1,789,518
Credit Acceptance Auto Loan Trust, 2017-2A, “B”, 3.02%, 4/15/2026 (n)	343,079	343,355
Cutwater Ltd., 2014-1A, “A2R”, FLR, 1.936% (LIBOR - 3mo. + 1.7%), 7/15/2026 (n)	4,750,000	4,702,367
Cutwater Ltd., 2015-1A, “AR”, FLR, 1.456% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	6,813,069	6,776,612
Dell Equipment Finance Trust, 2018-2, “B”, 3.55%, 10/22/2023 (n)	6,388,000	6,518,317
Dell Equipment Finance Trust, 2020-1, “A2”, 2.26%, 6/22/2022 (n)	3,479,000	3,531,760
DLL Securitization Trust, 2017-A, “A3”, 2.14%, 12/15/2021 (n)	211,261	211,560
DT Auto Owner Trust, 2017-1A, “D”, 3.55%, 11/15/2022 (n)	361,353	362,218
DT Auto Owner Trust, 2017-3A, “D”, 3.58%, 5/15/2023 (n)	2,505,412	2,522,801
DT Auto Owner Trust, 2018-2A, “C”, 3.67%, 3/15/2024 (n)	810,426	814,995
Exantas Capital Corp. CLO Ltd., 2019-RS07, “B”, FLR, 1.847% (LIBOR - 1mo. + 1.7%), 4/15/2036 (n)	6,220,000	5,977,134
Exeter Automobile Receivables Trust, 2018-2A, “C”, 3.69%, 3/15/2023 (n)	2,820,824	2,840,602
Exeter Automobile Receivables Trust, 2019-3A, “C”, 2.79%, 5/15/2024 (n)	8,645,000	8,831,354
Exeter Automobile Receivables Trust, 2020-1, 2.26%, 4/15/2024 (n)	1,460,000	1,481,126
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	1,990,000	2,043,330
Figueroa CLO Ltd., 2014-1A, “BR”, FLR, 1.736% (LIBOR - 3mo. + 1.5%), 1/15/2027 (n)	7,400,000	7,350,405
Flagship CLO, 2014-8A, “BRR”, FLR, 1.63% (LIBOR - 3mo. + 1.4%), 1/16/2026 (n)	5,578,297	5,545,921
Fort CRE LLC, 2018-1A, “A1”, FLR, 1.497% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)	7,873,500	7,814,764
General Motors, 2019-1, “B”, 2.86%, 4/15/2024 (n)	4,100,000	4,202,335
General Motors, 2019-1, “C”, 3.06%, 4/15/2024 (n)	3,153,000	3,228,658
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	2,454,359	2,491,297
GM Financial Automobile Leasing Trust, 2020-1, “B”, 1.84%, 12/20/2023	2,495,000	2,540,324

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
GM Financial Automobile Leasing Trust, 2020-1, “C”, 2.04%, 12/20/2023	$1,830,000	$1,860,880
Grand Avenue CRE Ltd., 2019-FL1, “A”, FLR, 1.268% (LIBOR -1mo. + 1.12%), 6/15/2037 (n)	5,043,000	5,006,428
Granite Point Mortgage Trust, Inc., 2018-FL1, “A” FLR, 1.043% (LIBOR - 1mo. + 0.9%), 11/21/2035 (n)	1,270,698	1,264,979
GS Mortgage Securities Trust, 2010-C1, “A2”, 4.592%, 8/10/2043 (n)	1,399,516	1,399,227
GS Mortgage Securities Trust, 2015-GC32, “A2”, 3.062%, 7/10/2048	625,063	626,140
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.035%, 5/10/2050 (i)	39,858,065	2,264,950
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.123%, 8/10/2050 (i)	38,476,903	2,193,164
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.132%, 5/12/2053 (i)	39,229,724	3,543,531
Hertz Fleet Lease Funding LP, 2017-1, “A2”, 2.13%, 4/10/2031 (n)	1,054,991	1,055,546
Hertz Fleet Lease Funding LP, 2018-1, “B”, 3.64%, 5/10/2032 (n)	2,752,000	2,767,656
Hertz Fleet Lease Funding LP, 2018-1, “C”, 3.77%, 5/10/2032 (n)	1,580,000	1,584,976
IMPAC CMB Trust, FLR, 0.889% (LIBOR - 1mo. + 0.74%), 11/25/2034	77,239	76,851
IMPAC CMB Trust, FLR, 1.069% (LIBOR - 1mo. + 0.92%), 11/25/2034	81,304	81,682
IMPAC Secured Assets Corp., FLR, 0.499% (LIBOR - 1mo. + 0.35%), 5/25/2036	213,371	206,112
Interstar Millennium Trust, FLR, 0.649% (LIBOR - 3mo. + 0.4%), 3/14/2036	48,869	47,044
Invitation Homes Trust, 2018-SFR1, “B”, FLR, 1.097% (LIBOR -1mo. + 0.95%), 3/17/2037 (n)	3,498,000	3,448,516
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 0.997% (LIBOR -1mo. + 0.85%), 12/17/2036 (n)	6,343,716	6,330,078
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 1.048% (LIBOR -1mo. + 0.9%), 6/17/2037 (n)	11,743,654	11,692,020
JPMorgan Chase & Co., 4.717%, 2/15/2046 (n)	3,104,924	3,112,785
JPMorgan Chase Commercial Mortgage Securities Corp., 1.058%, 9/15/2050 (i)	39,568,220	2,010,841
KKR Real Estate Financial Trust, Inc., 2018-FL1, “C”, FLR, 2.147% (LIBOR - 1mo. + 2%), 6/15/2036 (n)	3,789,000	3,681,146
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 1.648% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	5,578,000	5,537,074

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.698% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	$1,859,500	$1,795,197
LoanCore Ltd., 2019-CRE3, “A”, FLR, 1.198% (LIBOR - 1mo. + 1.05%), 4/15/2034 (n)	5,043,663	4,943,622
LoanCore Ltd., 2019-CRE3, “AS”, FLR, 1.518% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	7,366,778	7,165,658
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 1.175% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)	3,389,983	3,360,650
Loomis, Sayles & Co., CLO, 2015-2A, “A2R”, FLR, 1.675% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	8,246,053	8,082,336
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.717% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	6,806,093	6,719,084
Madison Park Funding Ltd., 2014-15A, “A2R”, FLR, 1.717% (LIBOR - 3mo. + 1.5%), 1/27/2026 (n)	7,414,000	7,363,555
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 1.417% (LIBOR -3mo. + 1.2%), 1/18/2028 (n)	9,726,000	9,541,799
Man GLG U.S. CLO Ltd., 2018-2A, “BR”, FLR, 2.687% (LIBOR -3mo. + 2.45%), 10/15/2028	6,297,302	6,105,896
Merrill Lynch Mortgage Investors, Inc., 1.315%, 2/25/2037 (a)(d)	1,776,402	356,449
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 1.279% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)	5,056,000	4,980,671
MF1 CLO Ltd., 2019-FL2, “AS”, FLR, 1.579% (LIBOR - 1mo. + 1.43%), 12/25/2034 (n)	5,056,000	4,974,230
MF1 Ltd., 2020-FL3, “B”, FLR, 3.898% (LIBOR - 1mo. + 3.75%), 7/15/2035 (z)	923,500	932,696
MF1 Ltd., 2020-FL3, “C”, FLR, 4.648% (LIBOR - 1mo. + 4.5%), 7/15/2035 (z)	1,318,500	1,338,188
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, “B”, 2.9%, 11/15/2035 (n)(w)	10,472,500	10,474,500
MidOcean Credit CLO, 2012-1A, “A2RR”, FLR, 1.537% (LIBOR -3mo. + 1.3%), 1/15/2024 (n)	8,303,141	8,185,070
Morgan Stanley Bank of America Merrill Lynch Trust, 2.655%, 2/15/2046	5,146,113	5,235,543
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.401%, 5/15/2050 (i)	42,865,115	2,486,485
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.421%, 6/15/2050 (i)	18,563,907	1,152,026
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.861%, 12/15/2051 (i)	54,127,643	3,023,083
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 2.017% (LIBOR -3mo. + 1.8%), 4/18/2025 (n)	8,600,000	8,578,560
Nationstar HECM Loan Trust, 2019-1A, “A”, 2.651%, 6/25/2029 (n)	1,189,026	1,192,901

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Navistar Financial Dealer Note Master Owner Trust, 2019-1, “C”, FLR, 1.099% (LIBOR - 1mo. + 0.95%), 5/25/2024 (n)	$1,471,000	$1,468,911
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “A”, FLR, 1.099% (LIBOR - 1mo. + 0.95%), 7/25/2025 (n)	1,742,000	1,752,678
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “B”, FLR, 1.499% (LIBOR - 1mo. + 1.35%), 7/25/2025 (n)	1,603,000	1,612,804
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “C”, FLR, 2.299% (LIBOR - 1mo. + 2.15%), 7/25/2025 (n)	1,324,000	1,331,738
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 1.818% (LIBOR - 3mo. + 1.6%), 4/20/2027 (n)	5,023,883	4,900,898
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024 (n)	3,908,000	4,011,714
OneMain Financial Issuance Trust, 17-1A, “B”, 2.79%, 9/14/2032 (n)	4,500,000	4,511,370
OneMain Financial Issuance Trust, 2020-1A, “A”, 3.84%, 5/14/2032 (n)	7,992,153	8,412,106
Oscar U.S. Funding Trust, 2018-2A, “A3”, 3.39%, 9/12/2022 (n)	1,912,284	1,933,720
Ownit Mortgage Loan Asset-Backed Certificates, 3.081%, 10/25/2035	1,240,491	846,907
Palmer Square Loan Funding Ltd., 2020-1A, “A2”, FLR, 1.603% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	13,000,000	12,687,441
PFS Financing Corp., 2019-B, “A”, FLR, 0.698% (LIBOR - 1mo. + 0.55%), 9/15/2023 (n)	7,509,000	7,518,208
Santander Drive Auto Receivables Trust, 2019-2, “B”, 2.79%, 1/16/2024	4,920,000	4,986,330
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	1,085,007	1,105,096
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	1,390,047	1,419,887
Shackleton CLO Ltd., 2013-4RA, “B”, FLR, 2.124% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	2,268,542	2,126,046
Shackleton CLO Ltd., 2015-8A, “CR”, FLR, 1.868% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	2,414,922	2,295,147
Shelter Growth CRE, 2019-FL2, “A”, FLR, 1.248% (LIBOR - 1mo. + 1.1%), 5/15/2036 (n)	9,305,238	9,153,823
Starwood Waypoint Homes Trust, 2017-1, “B”, FLR, 1.317% (LIBOR - 1mo. + 1.17%), 1/17/2035 (n)	5,019,511	4,998,770
Thacher Park CLO Ltd., 2014-1A, “CR”, FLR, 2.418% (LIBOR -3mo. + 2.2%), 10/20/2026 (n)	4,301,000	4,302,445
Thornburg Mortgage Securities Trust, FLR, 0.829% (LIBOR - 1mo. + 0.68%), 4/25/2043	126,099	126,677
TICP CLO Ltd., 2018-3R, “B”, FLR, 1.568% (LIBOR - 3mo. + 1.35%), 4/20/2028 (n)	2,132,575	2,081,011

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
TICP CLO Ltd., 2018-3R, “C”, FLR, 2.018% (LIBOR - 3mo. + 1.8%), 4/20/2028 (n)	$3,742,444	$3,618,491
TPG Real Estate Finance, 2018-FL2, “AS”, FLR, 1.597% (LIBOR -1mo. + 1.45%), 11/15/2037 (n)	6,176,000	6,094,032
Tricon American Homes Trust, 2015-SFR1, “1A”, 2.589%, 11/17/2033 (n)	10,954,621	10,961,261
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.008%, 11/15/2050 (i)	30,604,382	1,516,478
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 0.995%, 12/15/2051 (i)	25,926,125	1,592,435
Verizon Owner Trust, 2017-3A, “B”, 2.38%, 4/20/2022 (n)	3,075,000	3,085,390
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	3,096,940	3,104,969
West CLO Ltd., 2014-2A, “A1BR”, 2.724%, 1/16/2027 (n)	1,175,826	1,177,458
WF-RBS Commercial Mortgage Trust, 2011-C3, “A4”, 4.375%, 3/15/2044 (n)	6,908,532	6,941,720
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 1.937% (LIBOR - 3mo. + 1.7%), 10/15/2027 (n)	2,785,924	2,684,168

		$530,241,538
Automotive - 3.8%
BMW U.S. Capital LLC, 3.1%, 4/12/2021 (n)	$6,163,000	$6,235,908
Ford Motor Credit Co. LLC, 5.085%, 1/07/2021	3,414,000	3,481,256
Ford Motor Credit Co. LLC, 5.75%, 2/01/2021	4,369,000	4,403,078
Ford Motor Credit Co. LLC, 3.087%, 1/09/2023	3,353,000	3,319,470
General Motors Financial Co., 1.7%, 8/18/2023	7,349,000	7,411,908
Harley-Davidson Financial Services, 4.05%, 2/04/2022 (n)	4,372,000	4,516,281
Harley-Davidson Financial Services, FLR, 1.18% (LIBOR - 3mo. + 0.94%), 3/02/2021 (n)	4,773,000	4,769,207
Hyundai Capital America, 2.85%, 11/01/2022 (n)	4,203,000	4,348,184
Hyundai Capital America, 2.375%, 2/10/2023 (n)	2,145,000	2,205,407
Hyundai Capital America, 5.75%, 4/06/2023 (n)	5,059,000	5,607,977
Hyundai Capital America, 5.875%, 4/07/2025 (n)	8,600,000	10,014,216
Toyota Motor Credit Corp., 2.9%, 3/30/2023	3,470,000	3,679,408
Toyota Motor Credit Corp., 3%, 4/01/2025	9,200,000	10,099,373
Volkswagen Group of America Co., 3.875%, 11/13/2020 (n)	3,789,000	3,792,753
Volkswagen Group of America Co., 4%, 11/12/2021 (n)	3,789,000	3,921,772
Volkswagen Group of America Co., 3.125%, 5/12/2023 (n)	1,111,000	1,174,581
Volkswagen Group of America Co., 2.85%, 9/26/2024 (n)	4,128,000	4,378,946
Volkswagen Group of America Finance LLC, 2.9%, 5/13/2022 (n)	2,665,000	2,751,595
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	1,023,000	1,112,813

		$87,224,133

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Broadcasting - 0.1%
Fox Corp., 3.666%, 1/25/2022	$2,478,000	$2,576,097

Brokerage & Asset Managers - 1.4%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$12,941,000	$13,474,211
Intercontinental Exchange, Inc., 0.7%, 6/15/2023	6,657,000	6,698,839
National Securities Clearing Corp., 1.2%, 4/23/2023 (n)	9,500,000	9,681,097
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	3,257,000	3,346,248

		$33,200,395
Business Services - 0.5%
Equinix, Inc., 1.25%, 7/15/2025	$4,550,000	$4,579,156
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	7,043,000	7,140,885

		$11,720,041
Cable TV - 0.5%
SES S.A., 3.6%, 4/04/2023 (n)	$10,292,000	$10,537,986

Computer Software - 0.4%
Dell International LLC/EMC Corp., 5.85%, 7/15/2025 (n)	$1,522,000	$1,788,119
Dell Investments LLC/EMC Corp., 4%, 7/15/2024 (n)	4,900,000	5,322,868
Infor, Inc., 1.45%, 7/15/2023 (n)	1,594,000	1,616,883

		$8,727,870
Computer Software - Systems - 0.2%
Apple, Inc., 1.7%, 9/11/2022	$4,996,000	$5,126,711

Conglomerates - 1.0%
Carrier Global Corp., 2.242%, 2/15/2025 (n)	$6,873,000	$7,167,754
Roper Technologies, Inc., 2.8%, 12/15/2021	5,166,000	5,293,069
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	9,068,000	9,893,091

		$22,353,914
Consumer Products - 0.4%
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	$8,307,000	$8,543,876

Consumer Services - 0.4%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$5,754,000	$6,054,982
Booking Holdings, Inc., 4.1%, 4/13/2025	3,164,000	3,545,496

		$9,600,478
Electronics - 0.8%
Broadcom, Inc., 2.25%, 11/15/2023	$4,700,000	$4,888,141
Broadcom, Inc., 4.7%, 4/15/2025	2,207,000	2,509,595
Broadcom, Inc., 3.15%, 11/15/2025	4,700,000	5,065,566
Microchip Technology, Inc., 3.922%, 6/01/2021	5,910,000	6,021,809

		$18,485,111

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - 0.4%
Bharat Petroleum Corp. Ltd., 4.625%, 10/25/2022	$5,946,000	$6,213,213
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	2,973,000	3,240,350

		$9,453,563
Emerging Market Sovereign - 0.3%
Government of Abu Dhabi, 0.75%, 9/02/2023 (n)	$7,805,000	$7,802,299

Energy - Integrated - 1.5%
Eni S.p.A., 4%, 9/12/2023 (n)	$9,261,000	$10,013,118
Exxon Mobil Corp., 1.571%, 4/15/2023	9,200,000	9,453,145
Exxon Mobil Corp., 2.992%, 3/19/2025	8,910,000	9,691,234
Husky Energy, Inc., 3.95%, 4/15/2022	2,515,000	2,565,150
Suncor Energy, Inc., 2.8%, 5/15/2023	3,212,000	3,356,528

		$35,079,175
Entertainment - 0.1%
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	$3,003,000	$2,987,985

Financial Institutions - 1.8%
AerCap Ireland Capital DAC, 4.875%, 1/16/2024	$6,254,000	$6,542,222
AerCap Ireland Capital DAC, 6.5%, 7/15/2025	5,664,000	6,240,316
AerCap Ireland Capital/AerCap Ireland Global Co., 3.15%, 2/15/2024	11,511,000	11,410,999
Avolon Holdings Funding Ltd., 3.625%, 5/01/2022 (n)	6,364,000	6,378,911
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	5,703,000	5,591,850
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	3,134,000	3,201,199
Century Housing Corp., 3.995%, 11/01/2021	2,421,000	2,444,147

		$41,809,644
Food & Beverages - 1.1%
Constellation Brands, Inc., 4.25%, 5/01/2023	$5,791,000	$6,299,241
Constellation Brands, Inc., FLR, 0.98% (LIBOR - 3mo. + 0.7%), 11/15/2021	2,341,000	2,341,123
Diageo Capital PLC, 1.375%, 9/29/2025	3,816,000	3,914,170
Mondelez International, Inc., 0.625%, 7/01/2022	8,400,000	8,430,199
Mondelez International, Inc., 2.125%, 4/13/2023	3,448,000	3,573,799
Pernod Ricard S.A., 5.75%, 4/07/2021 (n)	946,000	967,147

		$25,525,679
Gaming & Lodging - 1.3%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$4,936,000	$5,282,260
Las Vegas Sands Corp., 3.2%, 8/08/2024	5,950,000	6,018,225
Marriott International, Inc., 2.3%, 1/15/2022	7,903,000	7,997,721
Marriott International, Inc., 5.75%, 5/01/2025	1,105,000	1,228,610

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Gaming & Lodging - continued
Marriott International, Inc., 3.75%, 10/01/2025	$1,655,000	$1,701,144
Sands China Ltd., 3.8%, 1/08/2026 (n)	6,819,000	6,967,927

		$29,195,887
Industrial - 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022	$385,000	$390,116
Howard University, Washington D.C., 2.801%, 10/01/2023	424,000	432,572
Howard University, Washington D.C., AGM, 2.638%, 10/01/2021	366,000	362,175
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	467,000	474,601
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	578,000	587,918

		$2,247,382
Insurance - 0.4%
AIG Global Funding, 0.8%, 7/07/2023 (n)	$4,511,000	$4,543,946
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	4,044,000	4,136,306

		$8,680,252
Insurance - Property & Casualty - 0.4%
Ambac Assurance Corp., 5.1%, 12/31/2049 (z)	$23,514	$32,096
Ambac LSNI LLC, FLR, 6% (LIBOR - 3mo. + 5%), 2/12/2023 (n)	86,460	86,028
Aon PLC, 2.2%, 11/15/2022	3,374,000	3,492,614
Marsh & McLennan Cos., Inc., 2.75%, 1/30/2022	4,842,000	4,977,792

		$8,588,530
International Market Quasi-Sovereign - 0.3%
Dexia Credit Local S.A. (Kingdom of Belgium), 1.875%, 9/15/2021 (n)	$7,590,000	$7,686,408

Internet - 0.2%
Baidu, Inc., 3.875%, 9/29/2023	$3,736,000	$4,012,132

Machinery & Tools - 0.7%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$6,502,000	$7,037,794
CNH Industrial Capital LLC, 1.875%, 1/15/2026	2,401,000	2,409,349
CNH Industrial N.V., 4.5%, 8/15/2023	4,043,000	4,382,294
Deere & Co., 2.75%, 4/15/2025	2,375,000	2,584,719

		$16,414,156
Major Banks - 14.3%
ABN AMRO Bank N.V., 2.65%, 1/19/2021 (n)	$5,197,000	$5,223,220
Bank of America Corp., 2.738% to 1/23/2021, FLR (LIBOR - 3mo. + 2.738%) to 1/23/2022	16,298,000	16,382,838

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Bank of America Corp., 2.881%, 4/24/2023	$7,801,000	$8,057,266
Bank of America Corp., 4.2%, 8/26/2024	3,106,000	3,461,213
Bank of Montreal, 2.05%, 11/01/2022	4,809,000	4,968,803
Barclays PLC, 4.61%, 2/15/2023	14,012,000	14,676,601
Barclays PLC, 2.852% to 5/07/2025, FLR (LIBOR - 3mo. + 2.452%) to 5/07/2026	2,564,000	2,688,936
Credit Agricole S.A., 1.907% to 6/16/2025, FLR (SOFR + 1.676%) to 6/16/2026 (n)	2,080,000	2,130,683
Credit Agricole, “A”, FLR, 1.654% (LIBOR - 3mo. + 1.43%), 1/10/2022 (n)	3,030,000	3,064,711
Credit Suisse Group AG, 3.574%, 1/09/2023 (n)	4,820,000	4,979,359
Credit Suisse Group AG, 4.207% to 6/12/2023, FLR (LIBOR - 3mo. + 1.24%) to 6/12/2024 (n)	2,042,000	2,207,137
Goldman Sachs Group, Inc., 3%, 4/26/2022	11,318,000	11,457,438
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	5,300,000	5,839,781
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR (LIBOR - 3mo. + 1.055%) to 3/13/2023	4,311,000	4,456,396
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	3,245,000	3,396,455
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR + 1.929%) to 6/04/2026	4,303,000	4,394,431
JPMorgan Chase & Co., 3.25%, 9/23/2022	6,867,000	7,244,410
JPMorgan Chase & Co., 3.207% to 4/01/2022, FLR (LIBOR - 3mo. + 0.695%) to 4/01/2023	9,760,000	10,140,663
JPMorgan Chase & Co., 2.776% to 4/25/2022, FLR (LIBOR - 3mo. + 0.935%) to 4/25/2023	7,272,000	7,522,376
JPMorgan Chase & Co., 3.375%, 5/01/2023	4,455,000	4,757,389
JPMorgan Chase & Co., 3.797% to 7/23/2023, FLR (LIBOR - 3mo. + 0.89%) to 7/23/2024	7,253,000	7,860,400
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR + 1.585%) to 3/13/2026	7,223,000	7,487,425
KeyBank N.A., 3.3%, 2/01/2022	2,685,000	2,782,170
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	932,000	940,160
Mitsubishi UFJ Financial Group, Inc., 3.535%, 7/26/2021	4,535,000	4,643,545
Mitsubishi UFJ Financial Group, Inc., 2.623%, 7/18/2022	7,462,000	7,736,293
Mitsubishi UFJ Financial Group, Inc., 0.848%, 9/15/2024	10,500,000	10,514,735
Mizuho Financial Group, 0.849%to 9/08/2023, FLR (LIBOR - 3mo. + 0.61%) to 9/08/2024	7,800,000	7,784,112
Morgan Stanley, 5.5%, 7/28/2021	7,039,000	7,303,848
Morgan Stanley, 0.864%, 10/21/2025	8,651,000	8,639,627
NatWest Group PLC, 2.359% to 5/22/2023, FLR (CMT - 1yr. + 2.15%) to 5/22/2024	3,724,000	3,847,321
NatWest Markets PLC, 3.625%, 9/29/2022 (n)	7,936,000	8,352,571

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Royal Bank of Canada, 1.6%, 4/17/2023	$10,000,000	$10,283,700
Royal Bank of Canada, 0.5%, 10/26/2023	16,550,000	16,534,585
Royal Bank of Scotland Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	4,424,000	4,845,433
Standard Chartered PLC, 1.319%, 10/14/2023 (n)	8,168,000	8,201,897
State Street Corp., 2.825%, 3/30/2023	2,834,000	2,925,248
State Street Corp., 2.901%, 3/30/2026	1,300,000	1,410,683
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	7,574,000	7,708,241
Sumitomo Mitsui Trust Bank Ltd., 0.8%, 9/12/2023 (n)	9,000,000	9,033,577
UBS Group AG, 3.491%, 5/23/2023 (n)	12,134,000	12,644,281
UBS Group AG, 1.008% to 7/30/2023, FLR (CMT - 1yr. + 0.83%) to 7/30/2024 (n)	2,226,000	2,234,301
UBS Group Funding (Switzerland) AG, 2.65%, 2/01/2022 (n)	8,927,000	9,173,475
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	6,146,000	6,220,054
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)	4,734,000	5,008,906
UniCredito Italiano S.p.A., 3.75%, 4/12/2022 (n)	4,503,000	4,659,940
Wells Fargo & Co., 1.654% to 6/02/2023, FLR (SOFR + 1.6%) to 6/02/2024	13,775,000	14,074,321
Wells Fargo & Co., 2.164% to 2/11/2025, FLR (LIBOR - 3mo. + 0.75%) to 2/11/2026	9,707,000	10,085,619

		$329,986,574
Medical & Health Technology & Services - 0.7%
Becton, Dickinson and Co., 2.894%, 6/06/2022	$3,466,000	$3,585,323
Cigna Corp., FLR, 0.896% (LIBOR - 3mo. + 0.65%), 9/17/2021	4,598,000	4,598,906
HCA, Inc., 5%, 3/15/2024	7,222,000	8,080,412

		$16,264,641
Medical Equipment - 0.1%
Zimmer Biomet Holdings, Inc., FLR, 0.977% (LIBOR - 3mo. + 0.75%), 3/19/2021	$1,298,000	$1,298,198

Metals & Mining - 1.8%
Anglo American Capital PLC, 3.625%, 9/11/2024 (n)	$3,044,000	$3,276,945
Anglo American Capital PLC, 5.375%, 4/01/2025 (n)	8,818,000	10,163,671
Glencore Finance (Canada) Ltd., 4.95%, 11/15/2021 (n)	2,282,000	2,377,052
Glencore Funding LLC, 3%, 10/27/2022 (n)	2,204,000	2,280,258
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	4,410,000	4,767,528
Glencore Funding LLC, 4.625%, 4/29/2024 (n)	1,500,000	1,645,449
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	7,900,000	7,851,958
Steel Dynamics, Inc., 4.125%, 9/15/2025	9,352,000	9,543,903

		$41,906,764

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Midstream - 1.3%
Energy Transfer Operating Co., 2.9%, 5/15/2025	$2,394,000	$2,409,039
Gray Oak Pipeline LLC, 2%, 9/15/2023 (n)	4,924,000	4,938,806
MPLX LP, 3.5%, 12/01/2022	8,713,000	9,115,346
MPLX LP, 3.375%, 3/15/2023	1,725,000	1,815,450
Plains All American Pipeline LP, 3.85%, 10/15/2023	3,750,000	3,917,746
Western Midstream Operating LP, 4.1%, 2/01/2025	3,357,000	3,162,697
Western Midstream Operating LP, FLR, 2.074% (LIBOR - 3mo. + 0.85%), 1/13/2023	4,795,000	4,460,962

		$29,820,046
Mortgage-Backed - 1.0%
Fannie Mae, 5%, 12/01/2020 - 7/01/2023	$80,243	$84,646
Fannie Mae, 4.5%, 3/01/2023	111,766	117,157
Fannie Mae, 3%, 12/01/2031	1,717,946	1,859,979
Fannie Mae, 3.71%, 2/01/2033	19,280	19,410
Fannie Mae, 3.605%, 3/01/2033	50,745	50,777
Fannie Mae, 2.5%, 5/01/2033	143,369	144,505
Fannie Mae, 2%, 5/25/2044	3,446,258	3,534,720
Freddie Mac, 0.886%, 4/25/2024	302,272	7,149
Freddie Mac, 1.583%, 4/25/2030	29,160,441	3,648,569
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	10,976,190	11,900,977
Freddie Mac, 2%, 7/15/2042	2,082,039	2,149,554
Ginnie Mae, 2.25%, 7/20/2032	44,818	46,426

		$23,563,869
Municipals - 1.8%
California Municipal Finance Authority Rev. (Century Housing
Corp.), 1.486%, 11/01/2022	$1,090,000	$1,101,380
California Municipal Finance Authority Rev. (Century Housing
Corp.), 1.605%, 11/01/2023	1,295,000	1,314,024
Illinois Sales Tax Securitization Corp., Second Lien, “B”, BAM, 2.128%, 1/01/2023	1,205,000	1,211,483
Illinois Sales Tax Securitization Corp., Second Lien, “B”, BAM, 2.225%, 1/01/2024	2,890,000	2,910,172
Long Island, NY, Power Authority, Electric System General Rev., “C”, 0.659%, 3/01/2022	815,000	812,938
Long Island, NY, Power Authority, Electric System General Rev., “C”, 0.764%, 3/01/2023	3,570,000	3,552,400
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 1.904%, 7/01/2023	360,000	359,986
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.156%, 7/01/2024	1,000,000	999,760
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.306%, 7/01/2025	790,000	789,921

19

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Municipals - continued
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.562%, 7/01/2026	$1,005,000	$1,004,276
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	4,165,000	4,168,207
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	10,353,000	10,090,655
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.384%, 6/15/2022	1,770,000	1,778,584
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.551%, 6/15/2023	1,835,000	1,849,717
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.631%, 6/15/2024	1,720,000	1,736,684
Port Authority of NY & NJ, “AAA”, 1.086%, 7/01/2023	4,925,000	4,980,849
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	2,735,000	2,759,259

		$41,420,295
Oil Services - 0.0%
Halliburton Co., 3.8%, 11/15/2025	$443,000	$480,215

Oils - 1.1%
Marathon Petroleum Corp., 4.75%, 12/15/2023	$6,948,000	$7,631,023
Phillips 66, FLR, 0.834% (LIBOR - 3mo. + 0.6%), 2/26/2021	3,020,000	3,020,432
Valero Energy Corp., 1.2%, 3/15/2024	7,070,000	6,925,734
Valero Energy Corp., 2.85%, 4/15/2025	6,962,000	7,131,880

		$24,709,069
Other Banks & Diversified Financials - 2.8%
American Express Co., 3.7%, 11/05/2021	$4,725,000	$4,871,072
BBVA USA, 3.5%, 6/11/2021	4,852,000	4,929,989
BBVA USA, 2.875%, 6/29/2022	6,688,000	6,919,145
BBVA USA Bancshares, Inc., 2.5%, 8/27/2024	4,237,000	4,413,979
Citigroup, Inc., 4.5%, 1/14/2022	7,500,000	7,862,311
Groupe BPCE S.A., 4%, 9/12/2023 (n)	3,667,000	3,983,821
Groupe BPCE S.A., FLR, 1.489% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	3,667,000	3,726,083
National Bank of Canada, 2.15%, 10/07/2022 (n)	5,017,000	5,181,358
National Bank of Canada, 0.9% to 8/15/2022, FLR (CMT - 1yr. + 0.77%) to 8/15/2023	1,877,000	1,888,037
SunTrust Banks, Inc., 2.7%, 1/27/2022	5,086,000	5,224,172
SunTrust Banks, Inc., 2.8%, 5/17/2022	7,376,000	7,644,106
UBS AG, 1.75%, 4/21/2022 (n)	7,075,000	7,201,945

		$63,846,018

20

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Personal Computers & Peripherals - 0.1%
Equifax, Inc., 2.6%, 12/15/2025	$2,681,000	$2,876,826

Pharmaceuticals - 2.0%
AbbVie, Inc., 2.15%, 11/19/2021 (n)	$3,374,000	$3,434,650
AbbVie, Inc., 3.45%, 3/15/2022 (n)	7,454,000	7,716,900
Bayer U.S. Finance II LLC, 3.5%, 6/25/2021 (n)	11,136,000	11,327,838
Bristol-Myers Squibb Co., 2.75%, 2/15/2023 (n)	4,506,000	4,736,091
Bristol-Myers Squibb Co., FLR, 0.66% (LIBOR - 3mo. + 0.38%), 5/16/2022 (n)	1,477,000	1,482,561
Royalty Pharma PLC, 0.75%, 9/02/2023 (n)	7,338,000	7,335,103
Upjohn, Inc., 1.125%, 6/22/2022 (n)	9,057,000	9,138,404

		$45,171,547
Real Estate - Office - 0.2%
Corporate Office Property LP, 2.25%, 3/15/2026	$3,542,000	$3,583,766

Retailers - 0.4%
Alimentation Couche-Tard, Inc., 2.7%, 7/26/2022 (n)	$7,863,000	$8,117,205
Macy’s Retail Holdings, Inc., 3.875%, 1/15/2022	1,102,000	1,030,370

		$9,147,575
Specialty Stores - 0.7%
Ross Stores, Inc., 0.875%, 4/15/2026	$11,796,000	$11,695,141
TJX Cos., Inc., 3.5%, 4/15/2025	4,800,000	5,327,888

		$17,023,029
Telecommunications - Wireless - 1.0%
American Tower Corp., REIT, 2.25%, 1/15/2022	$6,500,000	$6,640,809
Crown Castle International Corp., 3.15%, 7/15/2023	5,334,000	5,668,768
Crown Castle International Corp., 1.35%, 7/15/2025	1,776,000	1,793,686
T-Mobile USA, Inc., 3.5%, 4/15/2025 (n)	8,673,000	9,502,226

		$23,605,489
Tobacco - 0.8%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$4,881,000	$5,237,115
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	8,283,000	8,625,266
Philip Morris International, Inc., 1.125%, 5/01/2023	3,763,000	3,829,077

		$17,691,458
Transportation - Services - 1.0%
Adani Ports & Special Economic Zone Ltd., 3.95%, 1/19/2022	$10,067,000	$10,248,206
ERAC USA Finance LLC, 2.7%, 11/01/2023 (n)	5,924,000	6,217,014
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	2,559,000	2,809,578
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	2,559,000	2,845,967

		$22,120,765

21

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Treasury Obligations - 18.9%
U.S. Treasury Notes, 2.625%, 12/15/2021	$90,125,000	$92,617,520
U.S. Treasury Notes, 1.875%, 4/30/2022	33,048,000	33,900,019
U.S. Treasury Notes, 0.125%, 9/30/2022	230,195,000	230,051,128
U.S. Treasury Notes, 2.375%, 1/31/2023 (f)	74,340,000	78,019,249

		$434,587,916
Utilities - Electric Power - 3.2%
Emera U.S. Finance LP, 2.7%, 6/15/2021	$1,609,000	$1,628,061
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	9,251,000	9,540,371
FirstEnergy Corp., 4.25%, 3/15/2023	4,919,000	5,183,510
FirstEnergy Corp., 2.05%, 3/01/2025	2,363,000	2,365,327
FirstEnergy Corp., 1.6%, 1/15/2026	2,459,000	2,394,334
Florida Power & Light Co., FLR, 0.602% (LIBOR - 3mo. + 0.38%), 7/28/2023	9,500,000	9,504,493
NextEra Energy Capital Holdings, Inc., 2.403%, 9/01/2021	8,713,000	8,862,414
NextEra Energy, Inc., 2.9%, 4/01/2022	4,867,000	5,033,769
Pacific Gas & Electric Co., 1.75%, 6/16/2022	8,036,000	8,036,752
Southern California Edison Co.’s First & Refunding Mortgage Bonds, 1.2%, 2/01/2026	8,437,000	8,371,125
Xcel Energy, Inc., 2.4%, 3/15/2021	4,070,000	4,094,169
Xcel Energy, Inc., 0.5%, 10/15/2023	8,847,000	8,851,310

		$73,865,635
Total Bonds (Identified Cost, $2,155,022,163)		$2,187,868,696

Investment Companies (h) - 4.2%
Money Market Funds - 4.2%
MFS Institutional Money Market Portfolio, 0.1% (v) (Identified Cost, $96,866,745)	96,866,745	$96,866,745

Underlying/Expiration Date/Exercise Price	Put/ Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options - 0.1%
Index Options - 0.1%
Markit North American Investment Grade CDX Index - December 2020 @ $80 (Premiums Paid, $720,473)	Put	Merrill Lynch International	$235,547,551	$234,300,000	$1,758,255

Other Assets, Less Liabilities - 0.7%					16,189,423
Net Assets - 100.0%					$2,302,683,119

22

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $96,866,745 and $2,189,626,951, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $878,871,745, representing 38.2% of net assets.

(q)	Interest received was less than stated coupon rate.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(w)	When-issued security.
(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ambac Assurance Corp., 5.1%, 12/31/2049	2/14/18	$9,112	$32,096
MF1 Ltd., 2020-FL3, “B”, FLR, 3.898% (LIBOR - 1mo. + 3.75%), 7/15/2035	6/12/20	923,500	932,696
MF1 Ltd., 2020-FL3, “C”, FLR, 4.648% (LIBOR - 1mo. + 4.5%), 7/15/2035	6/12/20	1,318,500	1,338,188
Total Restricted Securities			$2,302,980
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

23

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 10/31/20

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Liability Derivatives

Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	440	$97,171,250	December - 2020	$(25,625)

Cleared Swap Agreements

Maturity Date		Notional Amount	Counter- party	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives

Interest Rate Swaps
7/15/21	USD	132,200,000	centrally cleared	1.88%/Quarterly	0.24% (3-Month LIBOR)/Quarterly	$2,272,488	$—	$2,272,488
9/19/21	USD	85,600,000	centrally cleared	1.57%/Monthly	0.15% (1-Month LIBOR)/Monthly	1,228,621	—	1,228,621

						$3,501,109	$—	$3,501,109

At October 31, 2020, the fund had liquid securities with an aggregate value of $1,124,004 to cover any collateral or margin obligations for certain derivative contracts.

See Notes to Financial Statements

24

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $2,155,742,636)	$2,189,626,951
Investments in affiliated issuers, at value (identified cost, $96,866,745)	96,866,745
Cash	308,030
Receivables for
Net daily variation margin on open cleared swap agreements	13,009
Net daily variation margin on open futures contracts	2
Investments sold	7,692,578
Fund shares sold	13,588,463
Interest	10,093,548
Receivable from investment adviser	109,953
Other assets	8,919
Total assets	$2,318,308,198

Liabilities
Payables for
Distributions	$355,129
Investments purchased	2,109,877
Fund shares reacquired	2,110,671
When-issued investments purchased	10,472,500
Payable to affiliates
Administrative services fee	2,473
Shareholder servicing costs	367,468
Distribution and service fees	19,790
Program manager fees	953
Accrued expenses and other liabilities	186,218
Total liabilities	$15,625,079
Net assets	$2,302,683,119

Net assets consist of
Paid-in capital	$2,299,657,225
Total distributable earnings (loss)	3,025,894
Net assets	$2,302,683,119
Shares of beneficial interest outstanding	378,119,320

25

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$903,329,274	148,133,847	$6.10
Class B	2,942,699	483,581	6.09
Class C	46,751,012	7,670,251	6.10
Class I	340,975,791	56,156,124	6.07
Class R1	1,668,045	274,281	6.08
Class R2	1,573,408	257,968	6.10
Class R3	1,442,216	236,354	6.10
Class R4	268,197	43,843	6.12
Class R6	771,087,825	126,708,524	6.09
Class 529A	183,885,577	30,156,779	6.10
Class 529B	3,486,168	573,016	6.08
Class 529C	45,272,907	7,424,752	6.10

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $6.26 [100 / 97.50 x $6.10] and $6.26 [100 / 97.50 x $6.10], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.

See Notes to Financial Statements

26

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$24,928,973
Dividends from affiliated issuers	52,210
Other	7,595
Total investment income	$24,988,778
Expenses
Management fee	$3,856,132
Distribution and service fees	1,714,866
Shareholder servicing costs	891,316
Program manager fees	54,077
Administrative services fee	141,918
Independent Trustees’ compensation	15,314
Custodian fee	76,054
Shareholder communications	73,024
Audit and tax fees	33,932
Legal fees	7,427
Miscellaneous	159,558
Total expenses	$7,023,618
Fees paid indirectly	(1,514)
Reduction of expenses by investment adviser and distributor	(1,421,767)
Net expenses	$5,600,337
Net investment income (loss)	$19,388,441

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$4,687,061
Affiliated issuers	(13,938)
Futures contracts	1,452,898
Swap agreements	1,310,646
Net realized gain (loss)	$7,436,667
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$48,910,401
Affiliated issuers	2,708
Futures contracts	(1,438,522)
Swap agreements	(1,220,716)
Net unrealized gain (loss)	$46,253,871
Net realized and unrealized gain (loss)	$53,690,538
Change in net assets from operations	$73,078,979

See Notes to Financial Statements

27

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 10/31/20 (unaudited)	Year ended 4/30/20

From operations
Net investment income (loss)	$19,388,441	$42,652,964
Net realized gain (loss)	7,436,667	5,563,562
Net unrealized gain (loss)	46,253,871	(10,046,835)
Change in net assets from operations	$73,078,979	$38,169,691
Total distributions to shareholders	$(24,278,608)	$(44,522,134)
Change in net assets from fund share transactions	$413,070,937	$259,495,537
Total change in net assets	$461,871,308	$253,143,094

Net assets
At beginning of period	1,840,811,811	1,587,668,717
At end of period	$2,302,683,119	$1,840,811,811

See Notes to Financial Statements

28

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Six months ended 10/31/20		Year ended
			4/30/20	4/30/19	4/30/18	4/30/17		4/30/16
	(unaudited)
Net asset value, beginning of period	$5.94		$5.96	$5.90	$5.99	$6.00		$6.03

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.14	$0.14	$0.10	$0.07	(c)	$0.06
Net realized and unrealized gain (loss)	0.17		(0.01)	0.06	(0.08)	(0.00	)(w)	(0.02)
Total from investment operations	$0.23		$0.13	$0.20	$0.02	$0.07		$0.04

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.15)	$(0.14)	$(0.11)	$(0.08)		$(0.07)
Net asset value, end of period (x)	$6.10		$5.94	$5.96	$5.90	$5.99		$6.00
Total return (%) (r)(s)(t)(x)	3.90	(n)	2.21	3.43	0.36	1.12	(c)	0.68

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)	0.80	0.82	0.83	0.82	(c)	0.85
Expenses after expense reductions (f)	0.59	(a)	0.64	0.71	0.72	0.72	(c)	0.74
Net investment income (loss)	1.84	(a)	2.41	2.30	1.68	1.11	(c)	0.94
Portfolio turnover	22	(n)	41	55	57	54		30
Net assets at end of period (000 omitted)	$903,329		$730,945	$606,885	$486,144	$514,304		$462,778

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 10/31/20		Year ended
Class B			4/30/20	4/30/19	4/30/18	4/30/17		4/30/16
	(unaudited)
Net asset value, beginning of period	$5.93		$5.95	$5.88	$5.97	$5.98		$6.01

Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.10	$0.09	$0.06	$0.02	(c)	$0.01
Net realized and unrealized gain (loss)	0.18		(0.01)	0.07	(0.08)	(0.00	)(w)	(0.01)
Total from investment operations	$0.21		$0.09	$0.16	$(0.02)	$0.02		$0.00 (w)

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.11)	$(0.09)	$(0.07)	$(0.03)		$(0.03)
Net asset value, end of period (x)	$6.09		$5.93	$5.95	$5.88	$5.97		$5.98
Total return (%) (r)(s)(t)(x)	3.52	(n)	1.45	2.83	(0.39)	0.35	(c)	(0.07)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	1.55	1.57	1.58	1.58	(c)	1.60
Expenses after expense reductions (f)	1.34	(a)	1.39	1.46	1.48	1.47	(c)	1.50
Net investment income (loss)	1.10	(a)	1.67	1.56	0.93	0.37	(c)	0.20
Portfolio turnover	22	(n)	41	55	57	54		30
Net assets at end of period (000 omitted)	$2,943		$2,714	$3,703	$3,779	$5,286		$6,477

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 10/31/20		Year ended
Class C			4/30/20	4/30/19	4/30/18	4/30/17		4/30/16
	(unaudited)
Net asset value, beginning of period	$5.94		$5.96	$5.89	$5.98	$5.99		$6.02

Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.09	$0.09	$0.05	$0.02	(c)	$0.01
Net realized and unrealized gain (loss)	0.18		(0.01)	0.07	(0.08)	(0.00	)(w)	(0.02)
Total from investment operations	$0.21		$0.08	$0.16	$(0.03)	$0.02		$(0.01)

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.10)	$(0.09)	$(0.06)	$(0.03)		$(0.02)
Net asset value, end of period (x)	$6.10		$5.94	$5.96	$5.89	$5.98		$5.99
Total return (%) (r)(s)(t)(x)	3.46	(n)	1.35	2.73	(0.49)	0.26	(c)	(0.17)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	1.55	1.57	1.58	1.58	(c)	1.60
Expenses after expense reductions (f)	1.44	(a)	1.49	1.56	1.58	1.57	(c)	1.59
Net investment income (loss)	1.00	(a)	1.57	1.45	0.83	0.27	(c)	0.09
Portfolio turnover	22	(n)	41	55	57	54		30
Net assets at end of period (000 omitted)	$46,751		$42,281	$47,447	$56,372	$95,767		$119,063

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 10/31/20		Year ended
Class I			4/30/20		4/30/19	4/30/18	4/30/17		4/30/16
	(unaudited)
Net asset value, beginning of period	$5.92		$5.93		$5.87	$5.96	$5.97		$6.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.15		$0.14	$0.11	$0.08	(c)	$0.07
Net realized and unrealized gain (loss)	0.17		(0.00	)(w)	0.07	(0.08)	(0.00	)(w)	(0.02)
Total from investment operations	$0.23		$0.15		$0.21	$0.03	$0.08		$0.05

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.16)		$(0.15)	$(0.12)	$(0.09)		$(0.08)
Net asset value, end of period (x)	$6.07		$5.92		$5.93	$5.87	$5.96		$5.97
Total return (%) (r)(s)(t)(x)	3.81	(n)	2.54		3.59	0.51	1.27	(c)	0.83

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	(a)	0.55		0.57	0.58	0.58	(c)	0.60
Expenses after expense reductions (f)	0.44	(a)	0.49		0.56	0.58	0.57	(c)	0.59
Net investment income (loss)	1.98	(a)	2.56		2.46	1.81	1.28	(c)	1.10
Portfolio turnover	22	(n)	41		55	57	54		30
Net assets at end of period (000 omitted)	$340,976		$258,164		$187,021	$141,291	$257,580		$222,997

See Notes to Financial Statements

32

Financial Highlights – continued

	Six months ended 10/31/20		Year ended
Class R1			4/30/20		4/30/19	4/30/18	4/30/17		4/30/16
	(unaudited)
Net asset value, beginning of period	$5.93		$5.94		$5.88	$5.97	$5.98		$6.01

Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.09		$0.09	$0.05	$0.02	(c)	$0.01
Net realized and unrealized gain (loss)	0.17		(0.00	)(w)	0.06	(0.08)	(0.00	)(w)	(0.02)
Total from investment operations	$0.20		$0.09		$0.15	$(0.03)	$0.02		$(0.01)

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.10)		$(0.09)	$(0.06)	$(0.03)		$(0.02)
Net asset value, end of period (x)	$6.08		$5.93		$5.94	$5.88	$5.97		$5.98
Total return (%) (r)(s)(t)(x)	3.30	(n)	1.52		2.55	(0.49)	0.26	(c)	(0.17)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	1.55		1.57	1.58	1.58	(c)	1.60
Expenses after expense reductions (f)	1.44	(a)	1.48		1.56	1.58	1.57	(c)	1.60
Net investment income (loss)	1.00	(a)	1.57		1.47	0.83	0.26	(c)	0.09
Portfolio turnover	22	(n)	41		55	57	54		30
Net assets at end of period (000 omitted)	$1,668		$1,593		$451	$294	$328		$484

See Notes to Financial Statements

33

Financial Highlights – continued

	Six months ended 10/31/20		Year ended
Class R2			4/30/20	4/30/19	4/30/18	4/30/17		4/30/16
	(unaudited)
Net asset value, beginning of period	$5.94		$5.96	$5.89	$5.98	$6.00		$6.02

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.13	$0.12	$0.08	$0.05	(c)	$0.04
Net realized and unrealized gain (loss)	0.17		(0.01)	0.07	(0.07)	(0.01)		(0.00	)(w)
Total from investment operations	$0.22		$0.12	$0.19	$0.01	$0.04		$0.04

Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.14)	$(0.12)	$(0.10)	$(0.06)		$(0.06)
Net asset value, end of period (x)	$6.10		$5.94	$5.96	$5.89	$5.98		$6.00
Total return (%) (r)(s)(t)(x)	3.77	(n)	1.96	3.34	0.11	0.70	(c)	0.60

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)	1.05	1.07	1.08	1.08	(c)	1.10
Expenses after expense reductions (f)	0.84	(a)	0.90	0.96	0.98	0.97	(c)	0.99
Net investment income (loss)	1.61	(a)	2.17	2.04	1.42	0.87	(c)	0.69
Portfolio turnover	22	(n)	41	55	57	54		30
Net assets at end of period (000 omitted)	$1,573		$1,579	$2,524	$2,908	$3,504		$3,517

See Notes to Financial Statements

34

Financial Highlights – continued

	Six months ended 10/31/20		Year ended
Class R3			4/30/20		4/30/19	4/30/18	4/30/17		4/30/16
	(unaudited)
Net asset value, beginning of period	$5.95		$5.96		$5.90	$5.99	$6.00		$6.03

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.14		$0.13	$0.09	$0.06	(c)	$0.05
Net realized and unrealized gain (loss)	0.17		(0.00	)(w)	0.06	(0.07)	(0.00	)(w)	(0.02)
Total from investment operations	$0.22		$0.14		$0.19	$0.02	$0.06		$0.03

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.15)		$(0.13)	$(0.11)	$(0.07)		$(0.06)
Net asset value, end of period (x)	$6.10		$5.95		$5.96	$5.90	$5.99		$6.00
Total return (%) (r)(s)(t)(x)	3.67	(n)	2.28		3.32	0.26	1.02	(c)	0.58

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)	0.80		0.82	0.83	0.83	(c)	0.85
Expenses after expense reductions (f)	0.69	(a)	0.75		0.81	0.83	0.82	(c)	0.84
Net investment income (loss)	1.76	(a)	2.32		2.19	1.57	1.01	(c)	0.84
Portfolio turnover	22	(n)	41		55	57	54		30
Net assets at end of period (000 omitted)	$1,442		$1,512		$2,249	$2,140	$2,769		$3,288

See Notes to Financial Statements

35

Financial Highlights – continued

	Six months ended 10/31/20		Year ended
Class R4			4/30/20	4/30/19		4/30/18	4/30/17		4/30/16
	(unaudited)
Net asset value, beginning of period	$5.96		$5.99	$5.89		$5.98	$6.00		$6.03

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.15	$0.15		$0.11	$0.08	(c)	$0.07
Net realized and unrealized gain (loss)	0.18		(0.02)	0.10	(g)	(0.08)	(0.01)		(0.02)
Total from investment operations	$0.24		$0.13	$0.25		$0.03	$0.07		$0.05

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.16)	$(0.15)		$(0.12)	$(0.09)		$(0.08)
Net asset value, end of period (x)	$6.12		$5.96	$5.99		$5.89	$5.98		$6.00
Total return (%) (r)(s)(t)(x)	3.97	(n)	2.20	4.28		0.51	1.10	(c)	0.84

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	(a)	0.55	0.63		0.58	0.58	(c)	0.60
Expenses after expense reductions (f)	0.44	(a)	0.49	0.62		0.58	0.57	(c)	0.59
Net investment income (loss)	2.01	(a)	2.58	2.60		1.84	1.27	(c)	1.09
Portfolio turnover	22	(n)	41	55		57	54		30
Net assets at end of period (000 omitted)	$268		$242	$304		$6,537	$6,516		$6,946

See Notes to Financial Statements

36

Financial Highlights – continued

	Six months ended 10/31/20		Year ended
Class R6			4/30/20	4/30/19	4/30/18	4/30/17		4/30/16
	(unaudited)
Net asset value, beginning of period	$5.93		$5.95	$5.88	$5.97	$5.99		$6.01

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.16	$0.15	$0.11	$0.08	(c)	$0.07
Net realized and unrealized gain (loss)	0.18		(0.02)	0.07	(0.08)	(0.01)		(0.01)
Total from investment operations	$0.24		$0.14	$0.22	$0.03	$0.07		$0.06

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.16)	$(0.15)	$(0.12)	$(0.09)		$(0.08)
Net asset value, end of period (x)	$6.09		$5.93	$5.95	$5.88	$5.97		$5.99
Total return (%) (r)(s)(t)(x)	4.01	(n)	2.43	3.82	0.58	1.17	(c)	1.08

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.47	(a)	0.48	0.50	0.51	0.51	(c)	0.52
Expenses after expense reductions (f)	0.38	(a)	0.42	0.49	0.50	0.50	(c)	0.51
Net investment income (loss)	2.04	(a)	2.64	2.51	1.91	1.34	(c)	1.17
Portfolio turnover	22	(n)	41	55	57	54		30
Net assets at end of period (000 omitted)	$771,088		$599,945	$561,643	$524,653	$516,582		$520,011

See Notes to Financial Statements

37

Financial Highlights – continued

	Six months ended 10/31/20		Year ended
Class 529A			4/30/20	4/30/19	4/30/18	4/30/17		4/30/16
	(unaudited)
Net asset value, beginning of period	$5.94		$5.96	$5.89	$5.98	$6.00		$6.03

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.14	$0.13	$0.10	$0.06	(c)	$0.05
Net realized and unrealized gain (loss)	0.17		(0.01)	0.08	(0.08)	(0.01)		(0.01)
Total from investment operations	$0.23		$0.13	$0.21	$0.02	$0.05		$0.04

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.15)	$(0.14)	$(0.11)	$(0.07)		$(0.07)
Net asset value, end of period (x)	$6.10		$5.94	$5.96	$5.89	$5.98		$6.00
Total return (%) (r)(s)(t)(x)	3.88	(n)	2.16	3.55	0.31	0.90	(c)	0.63

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.85	0.87	0.91	0.92	(c)	0.95
Expenses after expense reductions (f)	0.63	(a)	0.68	0.75	0.77	0.76	(c)	0.79
Net investment income (loss)	1.81	(a)	2.38	2.26	1.65	1.08	(c)	0.90
Portfolio turnover	22	(n)	41	55	57	54		30
Net assets at end of period (000 omitted)	$183,886		$155,471	$128,741	$108,692	$89,431		$55,996

See Notes to Financial Statements

38

Financial Highlights – continued

	Six months ended 10/31/20		Year ended
Class 529B			4/30/20	4/30/19	4/30/18	4/30/17		4/30/16
	(unaudited)
Net asset value, beginning of period	$5.93		$5.94	$5.88	$5.96	$5.98		$6.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.10	$0.09	$0.05	$0.02	(c)	$0.01
Net realized and unrealized gain (loss)	0.17		(0.01)	0.06	(0.07)	(0.01)		(0.01)
Total from investment operations	$0.20		$0.09	$0.15	$(0.02)	$0.01		$0.00 (w)

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.10)	$(0.09)	$(0.06)	$(0.03)		$(0.02)
Net asset value, end of period (x)	$6.08		$5.93	$5.94	$5.88	$5.96		$5.98
Total return (%) (r)(s)(t)(x)	3.33	(n)	1.55	2.59	(0.29)	0.13	(c)	0.03

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58	(a)	1.60	1.62	1.66	1.68	(c)	1.70
Expenses after expense reductions (f)	1.38	(a)	1.43	1.50	1.52	1.52	(c)	1.55
Net investment income (loss)	1.07	(a)	1.63	1.50	0.90	0.33	(c)	0.14
Portfolio turnover	22	(n)	41	55	57	54		30
Net assets at end of period (000 omitted)	$3,486		$3,507	$3,903	$4,379	$3,807		$2,354

See Notes to Financial Statements

39

Financial Highlights – continued

	Six months ended 10/31/20		Year ended
Class 529C			4/30/20	4/30/19	4/30/18	4/30/17		4/30/16
	(unaudited)
Net asset value, beginning of period	$5.94		$5.96	$5.89	$5.98	$6.00		$6.02

Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.09	$0.08	$0.05	$0.01	(c)	$0.00	(w)
Net realized and unrealized gain (loss)	0.17		(0.01)	0.08	(0.08)	(0.01)		(0.00	)(w)
Total from investment operations	$0.20		$0.08	$0.16	$(0.03)	$(0.00	)(w)	$(0.00	)(w)

Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.10)	$(0.09)	$(0.06)	$(0.02)		$(0.02)
Net asset value, end of period (x)	$6.10		$5.94	$5.96	$5.89	$5.98		$6.00
Total return (%) (r)(s)(t)(x)	3.44	(n)	1.31	2.68	(0.53)	0.05	(c)	(0.05)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58	(a)	1.60	1.62	1.66	1.67	(c)	1.70
Expenses after expense reductions (f)	1.49	(a)	1.53	1.60	1.62	1.61	(c)	1.63
Net investment income (loss)	0.96	(a)	1.53	1.40	0.79	0.23	(c)	0.05
Portfolio turnover	22	(n)	41	55	57	54		30
Net assets at end of period (000 omitted)	$45,273		$42,858	$42,799	$41,655	$45,315		$29,824

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)

The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

40

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Limited Maturity Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have

41

Notes to Financial Statements (unaudited) – continued

been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the

42

Notes to Financial Statements (unaudited) – continued

security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of October 31, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$434,587,916	$—	$434,587,916
Non-U.S. Sovereign Debt	—	24,942,270	—	24,942,270
Municipal Bonds	—	41,420,295	—	41,420,295
U.S. Corporate Bonds	—	701,972,949	—	701,972,949
Residential Mortgage-Backed Securities	—	64,950,055	—	64,950,055
Commercial Mortgage-Backed Securities	—	148,596,021	—	148,596,021
Asset-Backed Securities (including CDOs)	—	340,259,331	—	340,259,331
Foreign Bonds	—	432,898,114	—	432,898,114
Mutual Funds	96,866,745	—	—	96,866,745
Total	$96,866,745	$2,189,626,951	$—	$2,286,493,696

Other Financial Instruments
Futures Contracts – Liabilities	$(25,625)	$—	$—	$(25,625)
Swap Agreements – Assets	—	3,501,109	—	3,501,109

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an

43

Notes to Financial Statements (unaudited) – continued

investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were purchased options, futures contracts, and swap agreements. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

		Fair Value (a)

Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(25,625)
Interest Rate	Interest Rate Swaps	3,501,109	—
Credit	Purchased Credit Options	1,758,255	—
Total		$5,259,364	$(25,625)

(a)

The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the fund’s Statement of Assets and Liabilities. Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2020 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Unaffiliated Issuers (Purchased Options)
Interest Rate	$1,452,898	$1,310,646	$—
Credit	—	—	(509,730)
Total	$1,452,898	$1,310,646	$(509,730)

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended October 31, 2020 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(1,438,522)	$(1,220,716)	$—
Credit	—	—	1,037,782
Total	$(1,438,522)	$(1,220,716)	$1,037,782

44

Notes to Financial Statements (unaudited) – continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives

(e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to buy a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

45

Notes to Financial Statements (unaudited) – continued

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Swap Agreements – During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.

46

Notes to Financial Statements (unaudited) – continued

For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into interest rate swap agreements in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded

47

Notes to Financial Statements (unaudited) – continued

on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund may purchase or sell debt securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased in the Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. At the time that it enters into a when-issued or delayed delivery transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.

To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.

48

Notes to Financial Statements (unaudited) – continued

Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended October 31, 2020, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.

49

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 4/30/20
Ordinary income (including any short-term capital gains)	$44,522,134

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/20

Cost of investments	$2,256,275,084
Gross appreciation	43,230,992

Gross depreciation	(13,012,380)
Net unrealized appreciation (depreciation)	$30,218,612

As of 4/30/20

Undistributed ordinary income	2,612,803
Capital loss carryforwards	(30,483,603)
Other temporary differences	(3,563,847)
Net unrealized appreciation (depreciation)	(14,339,830)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of April 30, 2020, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Long-Term	$(30,483,603)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. On October 2, 2020, the fund announced that effective December 21, 2020, the time period will be shortened for the automatic conversion of Class C and Class 529C shares to Class A and Class 529A shares, respectively, of the same fund, from approximately ten years to approximately eight years after purchase. On or about December 21, 2020, any Class C and Class 529C shares that have an original purchase date of December 31, 2012 or earlier will convert to Class A and

50

Notes to Financial Statements (unaudited) – continued

Class 529A shares, respectively, of the same fund. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 10/31/20	Year ended 4/30/20
Class A	$9,384,625	$16,934,771
Class B	22,205	58,262
Class C	332,137	725,269
Class I	3,557,332	6,221,183
Class R1	12,269	19,997
Class R2	15,922	47,141
Class R3	16,817	42,496
Class R4	3,006	5,854
Class R6	8,667,747	16,331,155
Class 529A	1,920,353	3,360,183
Class 529B	26,921	61,296
Class 529C	319,274	714,527
Total	$24,278,608	$44,522,134

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period from May 1, 2020 through July 31, 2020, the management fee was computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.35%
In excess of $2.5 billion	0.33%

Effective August 1, 2020, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.35%
In excess of $2.5 billion	0.30%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended October 31, 2020, this management fee reduction amounted to $115,673, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2020 was equivalent to an annual effective rate of 0.36% of the fund’s average daily net assets.

For the period from May 1, 2020 through July 31, 2020, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and

51

Notes to Financial Statements (unaudited) – continued

investment-related expenses, such that total fund operating expenses did not exceed the following rates annually of each class’s average daily net assets:

Classes

A	B	C	I	R1	R2	R3	R4	R6	529A	529B	529C
0.62%	1.37%	1.47%	0.47%	1.47%	0.87%	0.72%	0.47%	0.40%	0.67%	1.42%	1.52%

This written agreement terminated on July 31, 2020. For the period from May 1, 2020 through July 31, 2020, this reduction amounted to $316,249, which is included in the reduction of total expenses in the Statement of Operations. Effective August 1, 2020, the investment adviser has agreed in writing to bear the fund’s expenses, excluding management fees, distribution and service fees, program manager fees, payments made to service providers (other than MFS Service Center, Inc. (“MFSC”)) that provide certain sub-accounting services, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Other Expenses” do not exceed 0.00% of the class’ average daily net assets annually for each class of shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least August 31, 2021. For the period from August 1, 2020 through October 31, 2020, this reduction amounted to $483,374, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $57,526 and $3,845 for the six months ended October 31, 2020, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$1,012,610
Class B	0.75%	0.25%	1.00%	0.90%	14,045
Class C	0.75%	0.25%	1.00%	1.00%	223,964
Class R1	0.75%	0.25%	1.00%	1.00%	8,272
Class R2	0.25%	0.25%	0.50%	0.40%	3,826
Class R3	—	0.25%	0.25%	0.25%	1,882
Class 529A	—	0.25%	0.25%	0.14%	210,595
Class 529B	0.75%	0.25%	1.00%	0.88%	17,406
Class 529C	0.75%	0.25%	1.00%	0.99%	222,266
Total Distribution and Service Fees					$1,714,866

52

Notes to Financial Statements (unaudited) – continued

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2020 based on each class’s average daily net assets. 0.10% of the Class A, Class B, Class 529A, and Class 529B service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2020, this waiver amounted to $405,037, $1,402, $84,237, and $1,737, for Class A, Class B, Class 529A, and Class 529B, respectively, and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2021. 0.10% of the Class R2 distribution fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2020, this waiver amounted to $765 and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2021. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended October 31, 2020, this rebate amounted to $2,483, $211, $9,129, $259, and $1,211, for Class A, Class C, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2020, were as follows:

Amount
Class A	$26,242
Class B	1,559
Class C	1,507
Class 529B	1,139
Class 529C	942

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the

53

Notes to Financial Statements (unaudited) – continued

program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended October 31, 2020, were as follows:

Fee
Class 529A	$42,119
Class 529B	868
Class 529C	11,090
Total Program Manager Fees	$54,077

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2020, the fee was $259,094, which equated to 0.0252% annually of the fund’s average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $510,376.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended October 31, 2020, these costs for the fund amounted to $121,846 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2020 was equivalent to an annual effective rate of 0.0138% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

54

Notes to Financial Statements (unaudited) – continued

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

(4) Portfolio Securities

For the six months ended October 31, 2020, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$340,334,050	$191,628,674
Non-U.S. Government securities	400,583,814	238,503,705

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/20		Year ended 4/30/20

	Shares	Amount	Shares	Amount
Shares sold
Class A	51,069,686	$310,141,025	93,515,963	$559,683,637
Class B	162,234	983,950	178,227	1,060,728
Class C	2,674,645	16,234,331	3,511,375	20,984,229
Class I	21,504,903	130,201,612	44,734,305	266,497,872
Class R1	3,588	21,717	194,999	1,168,168
Class R2	37,925	230,147	77,155	460,678
Class R3	8,255	49,966	50,676	303,510
Class R4	8,235	50,293	12,830	76,745
Class R6	30,137,396	182,893,119	18,622,712	111,036,663
Class 529A	7,536,140	45,836,248	11,615,557	69,234,009
Class 529B	156,129	948,304	321,428	1,916,822
Class 529C	1,863,301	11,329,547	3,887,603	23,249,622
	115,162,437	$698,920,259	176,722,830	$1,055,672,683

Shares issued to shareholders in reinvestment of distributions
Class A	1,300,027	$7,907,155	2,345,802	$14,059,044
Class B	3,496	21,198	9,067	54,265
Class C	50,411	306,147	111,398	667,579
Class I	535,237	3,240,371	917,486	5,475,553
Class R1	2,023	12,269	3,345	19,994
Class R2	2,595	15,777	7,387	44,290
Class R3	2,765	16,815	7,084	42,492
Class R4	493	3,005	974	5,853
Class R6	1,374,131	8,340,294	2,624,852	15,702,791
Class 529A	313,352	1,905,805	558,251	3,345,366
Class 529B	4,400	26,670	10,148	60,660
Class 529C	52,064	316,478	118,404	709,906
	3,640,994	$22,111,984	6,714,198	$40,187,793

55

Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/20		Year ended 4/30/20

	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(27,219,135)	$(165,000,953)	(74,716,582)	$(446,986,518)
Class B	(139,739)	(846,524)	(352,399)	(2,095,377)
Class C	(2,171,790)	(13,195,617)	(4,471,948)	(26,734,513)
Class I	(9,509,664)	(57,444,176)	(33,550,250)	(199,481,971)
Class R1	(163)	(988)	(5,438)	(32,150)
Class R2	(48,259)	(292,273)	(242,498)	(1,451,234)
Class R3	(28,918)	(176,463)	(180,684)	(1,085,591)
Class R4	(5,433)	(33,202)	(23,945)	(143,497)
Class R6	(5,956,706)	(36,104,476)	(14,542,280)	(86,617,866)
Class 529A	(3,851,597)	(23,428,378)	(7,621,558)	(45,691,517)
Class 529B	(178,953)	(1,085,569)	(396,985)	(2,370,900)
Class 529C	(1,701,711)	(10,352,687)	(3,977,066)	(23,673,805)
	(50,812,068)	$(307,961,306)	(140,081,633)	$(836,364,939)

Net change
Class A	25,150,578	$153,047,227	21,145,183	$126,756,163
Class B	25,991	158,624	(165,105)	(980,384)
Class C	553,266	3,344,861	(849,175)	(5,082,705)
Class I	12,530,476	75,997,807	12,101,541	72,491,454
Class R1	5,448	32,998	192,906	1,156,012
Class R2	(7,739)	(46,349)	(157,956)	(946,266)
Class R3	(17,898)	(109,682)	(122,924)	(739,589)
Class R4	3,295	20,096	(10,141)	(60,899)
Class R6	25,554,821	155,128,937	6,705,284	40,121,588
Class 529A	3,997,895	24,313,675	4,552,250	26,887,858
Class 529B	(18,424)	(110,595)	(65,409)	(393,418)
Class 529C	213,654	1,293,338	28,941	285,723
	67,991,363	$413,070,937	43,355,395	$259,495,537
Effective May 1, 2006, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective June 1, 2019, purchases of the fund’s Class 529B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 15%, 6%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2030 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a

56

Notes to Financial Statements (unaudited) – continued

syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended October 31, 2020, the fund’s commitment fee and interest expense were $4,776 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$43,166,718	$598,355,751	$544,644,494	$(13,938)	$2,708	$96,866,745

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$52,210	$—

(8) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

57

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

MFS Limited Maturity Fund

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities Exchange and Commission relief) over the course of three months beginning in May and ending in July, 2020 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2019 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as

58

Board Review of Investment Advisory Agreement – continued

compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2019, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2019 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report. In addition, the Trustees reviewed the Fund’s Class I total return performance relative to the Fund’s benchmark performance for the five-, three- and one-year periods ended December 31, 2019.

The Trustees expressed continued concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the

59

Board Review of Investment Advisory Agreement – continued

continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, and that MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS, currently observes a Class A 12b-1 fee waiver, each of which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median. The Trustees also noted that MFS has agreed to amend the expense limitation for the Fund to further reduce expenses effective August 1, 2020, which may not be changed without the Trustees’ approval.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. They also noted that MFS has agreed to reduce its advisory fee rate on the Fund’s average daily net assets over $2.5 billion effective August 1, 2020. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

60

Board Review of Investment Advisory Agreement – continued

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFD. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2020.

61

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests.

MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.

There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

62

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

63

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

October 31, 2020

MFS® Municipal Limited Maturity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

MTL-SEM

MFS® Municipal Limited Maturity Fund

Contact information	back cover

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

Markets experienced dramatic swings this year as the coronavirus pandemic brought the global economy to a standstill for several months early in the year, though optimism over the development of vaccines and therapeutics later brightened the economic and market outlook. However, a great deal of uncertainty remains as case counts in the United States and Europe remain very high and it is still unclear when a vaccine will become widely available. In the United States, political uncertainty eased after former Vice President Joe Biden was projected the winner of the presidential election, though whether his party also gains control of Congress will not be known until two Senate runoff elections in Georgia in early January.

Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support, though in the U.S. some of those measures were allowed to lapse at the end of July as negotiators found themselves at an impasse over the scope of additional funding. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

December 16, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten industries (i)
Healthcare Revenue – Hospitals	15.2%
General Obligations – General Purpose	11.5%
General Obligations – Schools	9.0%
Investor Owned Utilities	6.0%
Municipal Student Loans	5.6%
Utilities – Other	5.3%
Airports	4.6%
State & Local Agencies	4.5%
Special Tax – Transportation	4.0%
Multi-family Housing	3.9%

Composition including fixed income credit quality (a)(i)
AAA	4.3%
AA	24.0%
A	43.6%
BBB	19.7%
BB	5.7%
B	0.1%
CC	0.1%
C	0.5%
D	0.7%
Not Rated	1.7%
Cash & Cash Equivalents	(0.4)%

Portfolio facts (i)
Average Duration (d)	3.9
Average Effective Maturity (m)	4.7 yrs.

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

Portfolio Composition – continued

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts and disbursements.

Percentages are based on net assets as of October 31, 2020.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, May 1, 2020 through October 31, 2020

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2020 through October 31, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/20	Ending Account Value 10/31/20	Expenses Paid During Period (p) 5/01/20-10/31/20
A	Actual	0.66%	$1,000.00	$1,040.24	$3.39
	Hypothetical (h)	0.66%	$1,000.00	$1,021.88	$3.36
B	Actual	1.41%	$1,000.00	$1,036.43	$7.24
	Hypothetical (h)	1.41%	$1,000.00	$1,018.10	$7.17
C	Actual	1.51%	$1,000.00	$1,037.09	$7.75
	Hypothetical (h)	1.51%	$1,000.00	$1,017.59	$7.68
I	Actual	0.51%	$1,000.00	$1,041.05	$2.62
	Hypothetical (h)	0.51%	$1,000.00	$1,022.63	$2.60
R6	Actual	0.43%	$1,000.00	$1,041.45	$2.21
	Hypothetical (h)	0.43%	$1,000.00	$1,023.04	$2.19

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

10/31/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)
Municipal Bonds - 99.2%
Alabama - 2.6%
Alabama Community College System, Board of Trustees Rev.
(Wallace State Community College - Hanceville Rev.), BAM, 2%, 11/01/2020	$405,000	$405,000
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 3%, 11/01/2021	1,060,000	1,085,080
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 3.5%, 11/01/2026	1,245,000	1,411,195
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 3.5%, 11/01/2027	1,290,000	1,479,178
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 4%, 11/01/2028	1,330,000	1,582,766
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 4%, 11/01/2029	1,385,000	1,662,055
Alabama Housing Finance Authority, Multi-Family Housing Rev. (Villas at Titusville II), “B”, 1.5%, 11/01/2022 (Put Date 5/01/2022)	3,000,000	3,043,320
Alabama Public School & College Authority Rev., “B”, 5%, 1/01/2023	14,390,000	15,849,434
Auburn University, General Fee Rev., “A”, 5%, 6/01/2021	2,170,000	2,229,849
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2023	225,000	249,561
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2024	325,000	373,003
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2025	500,000	591,700
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2026	450,000	544,968
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2027	500,000	616,880
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2028	700,000	878,353
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2029	1,500,000	1,907,790
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A”, 4%, 12/01/2048 (Put Date 12/01/2023)	3,750,000	4,085,137
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A-1”, 4%, 10/01/2049 (Put Date 10/01/2026)	2,555,000	2,956,007
Black Belt Energy Gas District, AL, Gas Prepay Rev., “B-1”, FLR, 1% (67% of LIBOR - 1mo. + 0.9%), 12/01/2048 (Put Date 12/01/2023)	11,480,000	11,443,379
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2021	285,000	293,929

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Alabama - continued
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2022	$385,000	$412,605
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2023	450,000	500,117
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2025	850,000	1,004,504
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2027	1,100,000	1,352,285
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2028	610,000	760,938
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2029	400,000	505,244
Houston County, AL, Health Care Authority (Southeast Alabama Medical Center), “A”, 5%, 10/01/2025	1,165,000	1,359,112
Mobile, AL, Industrial Development Board, Pollution Control Rev. (Alabama Power Co.), 1%, 6/01/2034 (Put Date 6/26/2025)	3,000,000	3,004,680
Phenix City, AL, Water & Sewer Rev., “A”, BAM, 5%, 8/15/2025	2,225,000	2,571,432
Southeast Alabama Gas Supply District Rev. (Project No. 2), “A”, 4%, 6/01/2049 (Put Date 6/01/2024)	10,000,000	11,039,000
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2022	150,000	154,439
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2023	125,000	133,863
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2024	100,000	110,137
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2025	150,000	169,425
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2026	180,000	216,589
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2027	100,000	122,732
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2028	200,000	250,750
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2029	200,000	255,312
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2030	425,000	551,195

		$77,162,943
Alaska - 0.6%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2021	$1,400,000	$1,408,022
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2022	1,200,000	1,248,804

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Alaska - continued
Alaska Municipal Bond Bank, General Obligation, Series 3, 5%, 10/01/2023	$2,305,000	$2,594,070
Alaska Municipal Bond Bank, General Obligation, Series 3, 5%, 10/01/2025	2,570,000	3,079,117
North Slope Borough, AK, General Obligation, “A”, 5%, 6/30/2021 (w)	2,000,000	2,060,440
North Slope Borough, AK, General Obligation, “A”, 5%, 6/30/2023 (w)	3,000,000	3,356,760
North Slope Borough, AK, General Obligation, “B”, 5%, 6/30/2021 (w)	290,000	298,764
North Slope Borough, AK, General Obligation, “B”, 5%, 6/30/2023 (w)	485,000	542,676
Valdez, AK, Marine Terminal Rev. (BP Pipelines Project), “B”, 5%, 1/01/2021	4,000,000	4,030,120

		$18,618,773
Arizona - 1.4%
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children’s Hospital), “A”, 5%, 2/01/2024	$500,000	$571,780
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children’s Hospital), “A”, 5%, 2/01/2025	400,000	474,160
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children’s Hospital), “A”, 5%, 2/01/2028	1,000,000	1,270,030
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children’s Hospital), “A”, 5%, 2/01/2030	300,000	391,440
Arizona Industrial Development Authority Senior Living Rev. (Great Lakes Senior Living Facilities LLC, First Tier), “A”, 5%, 1/01/2029	895,000	881,405
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 2.7%, 12/01/2037 (Put Date 8/14/2023)	5,150,000	5,409,251
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 5%, 6/01/2049 (Put Date 6/03/2024)	7,500,000	8,613,825
Coconino County, AZ, Pollution Control Corp., “A”, 1.875%, 9/01/2032 (Put Date 3/31/2023)	1,395,000	1,403,440
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2024	1,300,000	1,502,202
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	1,400,000	1,668,758
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	1,200,000	1,465,776

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	$1,120,000	$1,397,189
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	1,100,000	1,174,074
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2028	945,000	1,064,240
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2023	125,000	135,225
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2024	135,000	149,778
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2025	175,000	198,028
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2026	200,000	229,382
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2027	200,000	232,104
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2028	325,000	379,727
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2029	250,000	294,305
Peoria, AZ, Vistancia Community Facilities District, BAM, 3%, 7/15/2022	350,000	364,913
Peoria, AZ, Vistancia Community Facilities District, BAM, 4%, 7/15/2023	800,000	873,800
Peoria, AZ, Vistancia Community Facilities District, BAM, 4%, 7/15/2024	575,000	645,955
Peoria, AZ, Vistancia Community Facilities District, BAM, 4%, 7/15/2026	900,000	1,054,314
Phoenix, AZ, Civic Improvement Corp., Water System Rev., FGIC, 5.5%, 7/01/2021	1,260,000	1,303,659
Phoenix, AZ, Industrial Development Authority, Arizona Student Housing Rev. (Downtown Student Housing LLC), “A”, 5%, 7/01/2023	150,000	158,124
Phoenix, AZ, Industrial Development Authority, Arizona Student Housing Rev. (Downtown Student Housing LLC), “A”, 5%, 7/01/2024	400,000	428,244
Phoenix, AZ, Industrial Development Authority, Arizona Student Housing Rev. (Downtown Student Housing LLC), “A”, 5%, 7/01/2026	250,000	273,800

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority, Arizona Student Housing Rev. (Downtown Student Housing LLC), “A”, 5%, 7/01/2027	$600,000	$662,412
Phoenix, AZ, Industrial Development Authority, Arizona Student Housing Rev. (Downtown Student Housing LLC), “A”, 5%, 7/01/2028	150,000	166,595
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 4%, 7/01/2025	1,240,000	1,274,596
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 2.95%, 7/01/2026	2,425,000	2,482,497
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), “A”, 4%, 9/01/2029	1,950,000	2,044,477
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 2.2%, 3/01/2028 (Put Date 6/03/2024)	1,200,000	1,250,988

		$41,890,493
Arkansas - 0.9%
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-2”, 5%, 9/01/2044 (Put Date 9/01/2027)	$8,000,000	$9,581,760
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/2021	465,000	469,613
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/2022	380,000	398,890
Arkansas Four-Lane Highway Construction & Improvement Rev., 5%, 6/15/2021	5,000,000	5,147,200
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2021	245,000	252,264
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2022	250,000	267,338
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2024	400,000	458,460
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2026	665,000	800,188
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), “A”, 5%, 8/01/2024	530,000	607,459
Fayetteville, AR, Sales and Use Tax, Capital Improvement Rev., “A”, 5%, 11/01/2025	1,000,000	1,219,170
Fayetteville, AR, Sales and Use Tax, Capital Improvement Rev., “A”, 5%, 11/01/2026	1,900,000	2,371,656
Independence County, AR, Pollution Control Rev. (Entergy Arkansas, Inc. Project), 2.375%, 1/01/2021	3,250,000	3,255,200

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arkansas - continued
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2022	$300,000	$326,313
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2023	1,665,000	1,880,051

		$27,035,562
California - 3.7%
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2023	$300,000	$327,183
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2024	350,000	405,104
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2025	350,000	418,558
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2026	370,000	454,153
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2027	800,000	1,003,216
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2028	850,000	1,084,702
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2029	400,000	521,268
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2031	800,000	1,046,432
California Educational Facilities Authority Rev. (University of San Francisco), ETM, 5%, 10/01/2021	245,000	255,400
California Educational Facilities Authority Rev., Unrefunded Balance (University of San Francisco), 5%, 10/01/2021	255,000	266,064
California Infrastructure & Economic Development Bank Rev. (Brightline West Passenger Rail Project), 0.45%, 1/01/2050 (Put Date 7/01/2021) (n)	5,300,000	5,297,562
California Infrastructure & Economic Development Bank Rev. (Colburn School), 1.75%, 8/01/2055 (Put Date 8/01/2026)	11,375,000	11,524,467
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2025	1,130,000	1,303,399
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2026	1,000,000	1,171,980
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A-1”, 0.3%, 11/01/2042 (Put Date 1/15/2021)	10,000,000	9,998,800
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 2.5%, 11/01/2038 (Put Date 5/01/2024)	1,365,000	1,440,444

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-1”, 3.375%, 7/01/2025	$5,000,000	$5,508,200
California Public Works Board Lease Rev., “A”, 5%, 2/01/2030 (w)	8,000,000	10,039,920
California Public Works Board Lease Rev., “A”, 5%, 2/01/2031 (w)	1,155,000	1,471,216
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2024	350,000	400,876
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2025	365,000	429,678
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2026	300,000	349,944
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2021	750,000	765,840
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2022	1,120,000	1,166,502
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2023	1,245,000	1,333,221
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3%, 11/01/2022	135,000	135,107
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3.5%, 11/01/2027	1,335,000	1,339,899
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5%, 5/15/2026	1,300,000	1,491,568
Elk Grove, CA, Finance Authority Special Tax Rev., 5%, 9/01/2022	450,000	487,571
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 3.5%, 6/01/2036	1,270,000	1,286,167
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/2021	310,000	317,793
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Rev., “A”, 5.25%, 11/15/2020	930,000	931,404
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev., “D”, AGM, 5%, 9/01/2022	1,865,000	2,014,293
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev., “D”, AGM, 5%, 9/01/2023	1,865,000	2,097,323
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “B”, 5%, 5/15/2026	1,350,000	1,636,888
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2021	750,000	770,685
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2021	1,200,000	1,242,636
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2023	1,100,000	1,236,576

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
San Diego, CA, Association of Governments Capital Grant Receipts Rev. (Mid-Coast Corridor Transit Project), 1.8%, 11/15/2027	$3,535,000	$3,624,789
San Francisco, CA, City & County Airports Commission, International Airport Rev. (SFO Fuel Company LLC), “A”, 5%, 1/01/2027	2,205,000	2,671,203
San Francisco, CA, City & County Airports Commission, International Airport Rev., Unrefunded Balance, “D”, 5%, 5/01/2025	715,000	731,088
San Ramon CA, Public Financing Authority, Capital Appreciation, “A”, AAC, 0%, 2/01/2026	1,690,000	1,591,490
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/2021	1,350,000	1,403,339
State of California, 5%, 8/01/2026	3,490,000	4,366,095
State of California, 5%, 8/01/2027	5,750,000	6,821,397
State of California, “B”, FLR, 0.864% (70% of LIBOR - 1mo. + 0.76%), 12/01/2031 (Put Date 12/01/2021)	5,000,000	5,001,150
State of California, Various Purpose General Obligation Refunding, 5%, 4/01/2031	3,500,000	4,572,225
Sweetwater, CA, Union High School District, 5%, 8/01/2031	1,665,000	1,928,403
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2026	1,150,000	1,421,389
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2028	1,000,000	1,274,600
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2029	1,100,000	1,420,760

		$109,799,967
Colorado - 1.3%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2021	$150,000	$156,630
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2021	100,000	104,568
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2022	165,000	178,936
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2022	100,000	108,581
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2023	195,000	219,233
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2023	120,000	135,060
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2024	400,000	465,120

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2024	$135,000	$157,118
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2025	175,000	209,668
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2025	125,000	148,966
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2026	195,000	238,871
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2026	135,000	159,882
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2027	200,000	250,344
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2029	1,040,000	1,179,058
Colorado Educational & Cultural Facilities Authority Rev. (Colorado Springs Charter Academy Project), 5.25%, 7/01/2028	1,690,000	1,697,115
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 3.25%, 7/15/2022	610,000	621,346
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	630,000	678,857
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/2022	545,000	569,040
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 4%, 4/01/2023	100,000	103,806
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2025	205,000	245,065
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2026	255,000	310,909
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2027	215,000	266,929
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2028	400,000	501,648
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2029	625,000	792,331
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2030	720,000	924,120
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2031	850,000	1,082,041
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-1”, 5%, 8/01/2026	1,500,000	1,804,020
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-1”, 5%, 8/01/2027	2,000,000	2,451,480

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2026	$2,160,000	$2,597,789
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2021	1,160,000	1,209,346
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2022	1,750,000	1,890,175
Colorado Health Facilities Authority Rev., Improvement Bonds (Valley View Hospital Association Project), 2.8%, 5/15/2042 (Put Date 5/15/2023)	4,675,000	4,874,015
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2024	1,500,000	1,609,380
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2025	2,000,000	2,169,400
E-470 Public Highway Authority Rev., CO, “A”, 5%, 9/01/2027	2,000,000	2,543,200
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2021	1,640,000	1,716,129
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2023	1,000,000	1,130,800
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2025	500,000	605,955
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2026	1,300,000	1,605,370
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2027	1,270,000	1,562,430

		$39,274,731
Connecticut - 2.1%
Connecticut Health & Educational Facilities Authority Rev. (Connecticut State University), “N”, 5%, 11/01/2024	$1,930,000	$2,178,873
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2023	2,800,000	2,948,708
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2024	1,840,000	1,966,629
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2022	250,000	268,325
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2023	250,000	278,978
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2024	250,000	288,785
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2025	250,000	298,245
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2026	250,000	305,832

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Connecticut - continued
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2027	$525,000	$653,410
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2028	600,000	757,338
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2029	745,000	953,071
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2030	400,000	518,152
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2031	825,000	1,056,784
Connecticut Health & Educational Facilities Authority Rev. (University of Hartford), “N”, 5%, 7/01/2021	100,000	101,646
Connecticut Health & Educational Facilities Authority Rev. (University of Hartford), “N”, 5%, 7/01/2022	380,000	395,477
Connecticut Health & Educational Facilities Authority Rev. (University of Hartford), “N”, 5%, 7/01/2023	415,000	441,398
Connecticut Health & Educational Facilities Authority Rev. (University of Hartford), “N”, 5%, 7/01/2024	375,000	405,949
Connecticut Health & Educational Facilities Authority Rev. (University of Hartford), “N”, 5%, 7/01/2025	390,000	428,376
Connecticut Health & Educational Facilities Authority Rev. (University of Hartford), “N”, 5%, 7/01/2026	575,000	636,030
Connecticut Health & Educational Facilities Authority Rev. (University of Hartford), “N”, 5%, 7/01/2027	430,000	479,308
Connecticut Health & Educational Facilities Authority Rev., “F”, 4%, 7/01/2021	565,000	569,503
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2020	1,830,000	1,830,000
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2021	3,775,000	3,947,933
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2023	3,000,000	3,396,420
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2024	5,600,000	6,566,784
New Haven, CT, General Obligation, “B”, BAM, 5%, 8/01/2027	3,520,000	4,299,434
New Haven, CT, General Obligation, “A”, AGM, 5%, 8/15/2024	1,280,000	1,458,701
State of Connecticut, “A”, 5%, 9/01/2023	2,005,000	2,264,447
State of Connecticut, “D”, BAM, 4%, 8/15/2030	11,250,000	12,838,950
University of Connecticut, General Obligation, “A”, BAM, 5%, 1/15/2028	1,720,000	2,134,348
West Haven, CT, General Obligation, BAM, 3%, 3/15/2022	335,000	343,931
West Haven, CT, General Obligation, BAM, 4%, 3/15/2023	250,000	266,885
West Haven, CT, General Obligation, BAM, 4%, 3/15/2025	420,000	468,565
West Haven, CT, General Obligation, BAM, 4%, 3/15/2026	200,000	226,574

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Connecticut - continued
West Haven, CT, General Obligation, BAM, 4%, 3/15/2027	$200,000	$228,178
West Haven, CT, General Obligation, BAM, 4%, 3/15/2028	215,000	246,771
West Haven, CT, General Obligation, BAM, 4%, 3/15/2029	200,000	230,226
West Haven, CT, General Obligation, BAM, 4%, 3/15/2030	125,000	144,036
Windham, CT, General Obligation, 2%, 9/30/2021	5,650,000	5,735,258

		$62,558,258
Delaware - 0.2%
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4%, 9/01/2024	$215,000	$226,285
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 2.8%, 9/01/2026	330,000	338,893
Delaware Economic Development Authority, Gas Facilities Rev. (Delmarva Power and Light Co. Project), “A”, 1.05%, 1/01/2031 (Put Date 7/01/2025)	5,985,000	6,016,242

		$6,581,420
District of Columbia - 0.2%
District of Columbia University Rev. (Georgetown University), 5%, 4/01/2026	$1,045,000	$1,269,121
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “B-1”, FHA, 2.55%, 9/01/2023 (Put Date 3/01/2022)	5,000,000	5,133,700

		$6,402,821
Florida - 3.4%
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2020	$500,000	$501,660
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2021	600,000	627,516
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2022	600,000	652,236
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 3.375%, 5/01/2021	1,005,000	1,018,648
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 3.6%, 5/01/2022	1,040,000	1,080,955
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 3.75%, 5/01/2023	1,080,000	1,155,438
Broward County, FL, School Board, COP, “A”, AGM, 5%, 7/01/2028	4,505,000	5,340,272

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2024	$535,000	$608,841
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2025	615,000	718,744
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2021	750,000	762,240
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2022	1,050,000	1,108,391
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2023	700,000	763,882
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2024	1,000,000	1,127,890
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2025	400,000	464,328
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2026	285,000	338,007
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2027	880,000	1,061,394
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2028	625,000	762,663
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2029	500,000	615,495
Florida Higher Educational Facilities Financial Authority Rev. (University of Tampa Project), “A”, 5%, 4/01/2021	1,300,000	1,325,246
Florida Higher Educational Facilities Financial Authority Rev. (University of Tampa Project), “A”, 5%, 4/01/2022	600,000	639,324
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2027	480,000	535,066
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2028	1,500,000	1,686,240
Florida Higher Educational Facilities Financing Authority Rev.
(Florida Institute of Technology), 5%, 10/01/2029	1,295,000	1,465,862
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2030	1,990,000	2,239,466
Florida Housing Finance Corp, Multi-Family Housing Rev. (Azure Estates), “J”, 1.45%, 3/01/2023 (Put Date 3/01/2022)	11,000,000	11,134,310
Lee Memorial Health System, FL, Hospital Rev., “A-2”, 5%, 4/01/2033 (Put Date 4/01/2026)	5,135,000	5,922,144
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2020	300,000	300,402
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2021	200,000	208,266
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2024	400,000	462,744

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2029 (Prerefunded 10/01/2022)	$17,000,000	$18,487,330
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Cabana Club Apartments), 1.4%, 4/01/2023 (Put Date 4/01/2022)	1,170,000	1,178,951
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Liberty Square Phase Two LLC Project), 1.42%, 11/01/2040 (Put Date 5/01/2022)	5,250,000	5,319,563
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Park City Apartments), 0.35%, 4/01/2023 (Put Date 4/01/2022)	11,900,000	11,885,363
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/2024	320,000	346,272
Miami-Dade County, FL, Seaport Rev., “B”, 5%, 10/01/2023	1,500,000	1,661,010
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/2021	1,825,000	1,875,242
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/2022	1,810,000	1,923,813
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Baptist Health South Florida Obligated Group), 5%, 8/15/2022	500,000	538,680
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2020	600,000	602,232
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2021	1,200,000	1,260,108
Pinellas County, FL, Housing Finance Authority Multi-Family Housing Rev. (Lexington Club at Renaissance Square Apartments), 0.3%, 2/01/2023 (Put Date 2/01/2022)	6,500,000	6,491,550
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2022	50,000	53,518
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2023	100,000	110,777
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2024	100,000	114,692
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2025	100,000	118,140
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2026	100,000	120,799
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2027	180,000	221,432
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2028	230,000	287,279
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2029	225,000	285,336

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2030	$250,000	$320,505
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2031	300,000	382,149
Tampa, FL, Solid Waste System Rev., 5%, 10/01/2021	1,000,000	1,041,130

		$99,253,541
Georgia - 4.5%
Appling County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power Corp. Hatch Project), “A”, 1.5%, 1/01/2038 (Put Date 2/03/2025)	$2,500,000	$2,528,600
Atlanta, GA, Water & Wastewater Rev., “B”, 5%, 11/01/2025	1,000,000	1,228,040
Bartow County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Bowen Project), 2.05%, 9/01/2029 (Put Date 11/19/2021)	4,135,000	4,196,901
Bartow County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Bowen Project), 1.55%, 8/01/2043 (Put Date 8/19/2022)	3,000,000	3,039,450
Brookhaven, GA, Development Authority Rev. (Children’s Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2026	1,250,000	1,547,063
Brookhaven, GA, Development Authority Rev. (Children’s Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2027	1,550,000	1,964,315
Brookhaven, GA, Development Authority Rev. (Children’s Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2028	1,665,000	2,154,860
Brookhaven, GA, Development Authority Rev. (Children’s Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2029	1,680,000	2,212,946
Brookhaven, GA, Development Authority Rev. (Children’s Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2030	1,250,000	1,627,013
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 2.25%, 10/01/2032 (Put Date 5/25/2023)	2,885,000	2,986,956
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 1.5%, 1/01/2040 (Put Date 2/03/2025)	2,030,000	2,053,223
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 1.55%, 12/01/2049 (Put Date 8/19/2022)	4,000,000	4,052,600
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 2.925%, 11/01/2053 (Put Date 3/12/2024)	5,000,000	5,333,600
Carroll County, GA, School District General Obligation, 5%, 4/01/2024	675,000	781,225
Carroll County, GA, School District General Obligation, 5%, 4/01/2025	700,000	841,267

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Carroll County, GA, School District General Obligation, 5%, 4/01/2026	$1,100,000	$1,362,141
Carroll County, GA, School District General Obligation, 5%, 4/01/2027	750,000	951,105
Carroll County, GA, School District General Obligation, 5%, 4/01/2028	500,000	648,295
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2022 (w)	450,000	473,355
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2023 (w)	520,000	567,070
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2024 (w)	535,000	603,731
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2025 (w)	800,000	931,408
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2026 (w)	1,715,000	2,051,174
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2027 (w)	500,000	609,095
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2028 (w)	500,000	617,320
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2029 (w)	580,000	722,454
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2030 (w)	440,000	555,702
DeKalb County, GA, Water & Sewer Rev., “A”, 5%, 10/01/2021	1,000,000	1,043,010
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2021	5,030,000	5,068,630
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 5/15/2021	700,000	715,540
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2022	8,670,000	9,139,914
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, 4%, 8/01/2048	8,815,000	9,672,082
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, FLR, 0.85% (67% of LIBOR - 1mo. + 0.75%), 4/01/2048 (Put Date 9/01/2023)	10,000,000	9,989,200
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 4%, 8/01/2049 (Put Date 12/02/2024)	3,610,000	4,093,307
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 3/01/2050 (Put Date 9/01/2026)	16,910,000	19,507,714
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “D”, FLR, 0.93% (67% of LIBOR - 1mo. + 0.83%), 8/01/2048 (Put Date 12/01/2023)	8,420,000	8,425,389

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2027 (w)	$850,000	$1,047,532
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2028 (w)	1,285,000	1,611,133
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2029 (w)	1,110,000	1,411,498
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2030 (w)	1,170,000	1,504,339
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “Q”, 5%, 10/01/2021	1,750,000	1,824,288
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 5%, 8/01/2023	1,750,000	1,939,350
Monroe County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Scherer Project), 2.25%, 7/01/2025	5,500,000	5,653,010
Monroe County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Scherer Project), 2.05%, 7/01/2049 (Put Date 11/19/2021)	2,750,000	2,791,168

		$132,078,013
Guam - 0.3%
Guam Education Financing Foundation (Guam Public School Facilities Project), “A”, COP, 5%, 10/01/2021	$2,425,000	$2,475,683
Guam Government Business Privilege Tax Rev., “A”, 5%, 1/01/2027	3,185,000	3,291,602
Guam International Airport Authority, “A”, 5%, 10/01/2023	825,000	876,224
Guam Port Authority Rev., “B”, 5%, 7/01/2023	500,000	539,445
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2021	1,500,000	1,556,505

		$8,739,459
Hawaii - 0.1%
City & County of Honolulu, HI, General Obligation, “A”, 5%, 9/01/2027	$2,015,000	$2,594,635

Idaho - 0.2%
Idaho Health Facilities Authority Rev. (St. Luke’s Health System Project), “A”, 5%, 3/01/2026	$2,000,000	$2,420,660
Idaho Health Facilities Authority Rev. (St. Luke’s Health System Project), “A”, 5%, 3/01/2027	2,100,000	2,595,768

		$5,016,428
Illinois - 10.1%
Bolingbrook, IL, Special Service Areas Taxes, AGM, 4%, 3/01/2025	$1,500,000	$1,710,840
Bolingbrook, IL, Special Service Areas Taxes, AGM, 4%, 3/01/2027	1,500,000	1,771,800

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, “A”, 5%, 1/01/2022	$1,000,000	$1,025,850
Chicago, IL, “A”, 5%, 1/01/2028	5,000,000	5,272,350
Chicago, IL, “A”, 5%, 1/01/2029	3,000,000	3,155,970
Chicago, IL, “A”, 5%, 1/01/2031	2,000,000	2,107,360
Chicago, IL, Board of Education (School Reform), “A”, NATL, 5.25%, 12/01/2023	3,875,000	4,156,170
Chicago, IL, Board of Education (School Reform), “A”, NATL, 5.25%, 12/01/2023	5,735,000	6,151,132
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2022	785,000	748,443
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2023	675,000	626,886
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2028	4,435,000	3,442,314
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2022	1,855,000	1,768,613
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2023	8,170,000	7,587,642
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2026	1,925,000	1,623,160
Chicago, IL, Board of Education, “A”, AAC, 5.5%, 12/01/2024	5,430,000	6,008,241
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2025	2,500,000	2,957,150
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2026	1,500,000	1,810,080
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2027	2,750,000	3,373,315
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2028	2,250,000	2,804,040
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “C”, 5%, 12/01/2027	3,000,000	3,355,920
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “C”, AGM, 5%, 12/01/2027	10,000,000	12,304,200
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NATL, 0%, 1/01/2026	6,640,000	5,798,114
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	4,550,000	4,788,101
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2028	3,160,000	3,287,601
Chicago, IL, General Obligation, “C”, 5%, 1/01/2024	1,210,000	1,231,623
Chicago, IL, Metropolitan Pier & Exposition Authority, State Tax Rev., Capital Appreciation, “A”, NATL, 0%, 6/15/2024	7,075,000	6,598,003
Chicago, IL, Metropolitan Pier & Exposition Authority, State Tax Rev., Capital Appreciation, “A”, NATL, 0%, 12/15/2026	1,275,000	1,099,190
Chicago, IL, Midway Airport Rev., Second Lien, “A”, 5.5%, 1/01/2030	3,060,000	3,315,908

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2023	$820,000	$890,700
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2025	5,000,000	5,818,100
Chicago, IL, O’Hare International Airport, Passenger Facility Charge Rev., “B”, 5%, 1/01/2030	580,000	605,172
Chicago, IL, Tax Increment Rev. (Pilsen Development Project), “A”, 5%, 6/01/2021	3,375,000	3,441,487
Chicago, IL, Tax Increment Rev. (Pilsen Development Project), “A”, 5%, 6/01/2022	4,250,000	4,474,867
Chicago, IL, Transit Authority Refunding Rev., 5%, 6/01/2026	2,600,000	3,143,140
Chicago, IL, Wastewater Transmission Rev., Second Lien, “A”, AGM, 5%, 1/01/2027	1,500,000	1,831,005
Chicago, IL, Wastewater Transmission Rev., Second Lien, “B”, AGM, 5%, 1/01/2027	2,000,000	2,441,340
Chicago, IL, Water Rev., AGM, 5%, 11/01/2027	4,160,000	5,115,011
Chicago, IL, Water Rev., Second Lien, AGM, 5%, 11/01/2028	1,400,000	1,710,310
Cook County, IL, General Obligation Refunding, 5%, 11/15/2020	700,000	700,938
Cook County, IL, General Obligation Refunding, 5%, 11/15/2021	600,000	624,798
Cook County, IL, General Obligation Refunding, “C”, AGM, 5%, 11/15/2025	10,000,000	10,827,900
Cook County, IL, School District No. 111, General Obligation, AGM, 4%, 12/01/2029	550,000	632,363
Cook County, IL, School District No. 111, General Obligation, BAM, 5%, 12/01/2029	935,000	1,182,672
Cook County, IL, School District No. 111, General Obligation, BAM, 5%, 12/01/2030	1,040,000	1,309,110
Country Club Hills, Cook County, IL, Refunding, BAM, 4%, 12/01/2024	1,180,000	1,308,478
Country Club Hills, Cook County, IL, Refunding, BAM, 4%, 12/01/2025	1,230,000	1,391,376
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2024	215,000	242,647
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2025	450,000	520,466
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2026	550,000	645,194
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2031	925,000	1,100,630
Granite City, IL, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 2.45%, 5/01/2027 (Put Date 5/03/2021)	1,025,000	1,033,733
Illinois Finance Authority Rev. (Advocate Health Care Network), “A-1”, 4%, 11/01/2030	2,325,000	2,635,945

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Advocate Health Care Network), “A-2”, 4%, 11/01/2030	$2,330,000	$2,641,335
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2023	400,000	436,472
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2024	350,000	395,217
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2025	825,000	961,826
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4%, 5/15/2023	70,000	76,308
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4%, 5/15/2023	495,000	511,756
Illinois Finance Authority Rev. (Northshore University Health System), “A”, 5%, 8/15/2023	1,000,000	1,124,120
Illinois Finance Authority Rev. (OSF Healthcare System), “B-1”, 5%, 5/15/2050 (Put Date 11/15/2024)	4,000,000	4,583,040
Illinois Finance Authority Rev. (OSF Healthcare System), “B-2”, 5%, 5/15/2050 (Put Date 11/15/2026)	4,500,000	5,445,540
Illinois Finance Authority Rev. (Presbyterian Homes Obligated
Group), “B”, FLR, 1.454% (70% of LIBOR - 1mo. + 1.35%), 5/01/2036 (Put Date 5/01/2021)	700,000	700,056
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2023	3,900,000	4,294,173
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/2021	1,000,000	1,031,600
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2025	750,000	884,175
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2026	750,000	908,183
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2027	250,000	303,208
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2028	195,000	239,667
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2029	250,000	309,945
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2030	250,000	308,060
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2031	235,000	287,417

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2024	$1,350,000	$1,554,673
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	750,000	890,565
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	1,300,000	1,579,929
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	1,250,000	1,550,300
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	430,000	458,956
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2024	500,000	572,875
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2026	500,000	600,125
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2027	500,000	609,330
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2028	500,000	617,840
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2030	500,000	631,925
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2031	500,000	628,290
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2032	425,000	531,063
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2033	500,000	621,380
Illinois Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 0.55%, 11/01/2044 (Put Date 11/01/2021)	1,905,000	1,905,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority, Water Facility Refunding Rev. (American Water Capital Corp. Project), 0.7%, 5/01/2040 (Put Date 9/01/2023)	$950,000	$946,979
Illinois Housing Development Authority, Multi-Family Housing Rev. (Century Woods), FHLMC, 1.9%, 10/01/2022 (Put Date 10/01/2021)	1,270,000	1,287,069
Illinois Railsplitter Tobacco Settlement Authority Rev., 5%, 6/01/2023	2,500,000	2,780,125
Illinois Railsplitter Tobacco Settlement Authority Rev., 5.5%, 6/01/2023 (Prerefunded 6/01/2021)	1,605,000	1,653,904
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	1,135,000	1,172,716
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2025	3,250,000	3,717,382
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	3,300,000	3,861,792
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	2,500,000	2,978,125
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2029	2,405,000	2,954,735
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	965,000	1,071,594
Kane County, IL, School District No. 131 Rev., “A”, AGM, 5%, 12/01/2025	340,000	409,227
Kane County, IL, School District No. 131 Rev., “A”, AGM, 5%, 12/01/2026	665,000	819,007
Kane County, IL, School District No. 131 Rev., “B”, AGM, 5%, 12/01/2025	700,000	842,527
Kane County, IL, School District No. 131 Rev., “B”, AGM, 5%, 12/01/2026	410,000	504,952
Kane, Cook & DuPage Counties, IL, School District Rev., Capital Appreciation, “B”, ETM, 0%, 1/01/2021	3,230,000	3,228,288
Kane, Cook & DuPage Counties, IL, School District Rev., Capital Appreciation, “B”, Unrefunded Balance, 0%, 1/01/2021	4,215,000	4,211,459
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2023	200,000	213,466
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2025	545,000	610,820
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2027	300,000	347,895
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2028	300,000	345,693
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2031	1,800,000	2,038,320

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 4%, 12/01/2020	$785,000	$787,174
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 3.375%, 12/01/2027	100,000	107,007
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2028	450,000	539,393
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2029	465,000	556,865
Madison, Macoupin, Etc. Counties, IL, Community College District No. 536, BAM, 5%, 11/01/2027	1,485,000	1,730,485
Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2026	2,385,000	2,130,115
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place Expansion Project), NATL, 5.5%, 6/15/2029	3,110,000	3,569,254
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2025	80,000	89,246
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2027	165,000	189,341
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2028	170,000	196,751
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2022	275,000	289,856
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2023	120,000	130,951
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2024	525,000	590,452
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2025	425,000	492,358
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2026	690,000	817,547
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2027	525,000	633,927
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2028	640,000	786,451
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2030	1,000,000	1,259,520
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2032	1,325,000	1,647,637
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 4%, 12/01/2025	700,000	808,227
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 4%, 12/01/2026	1,000,000	1,166,460

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 4%, 12/01/2027	$1,270,000	$1,504,925
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 5%, 12/01/2028	1,200,000	1,511,160
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 5%, 12/01/2029	4,430,000	5,541,841
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/2022	500,000	528,175
Sangamon County, IL, Springfield School District No. 186, “C”, AGM, 4%, 6/01/2022	705,000	737,754
Sangamon County, IL, Springfield School District No. 186, “C”, AGM, 4%, 6/01/2023	1,000,000	1,074,940
Sangamon County, IL, Springfield School District No. 186, “C”, AGM, 4%, 6/01/2024	785,000	865,753
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2025	1,000,000	1,177,200
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2026	3,000,000	3,628,710
State of Illinois, 4.875%, 5/01/2021	450,000	457,767
State of Illinois, 5%, 1/01/2022	500,000	501,365
State of Illinois, 5%, 1/01/2024	3,000,000	3,007,080
State of Illinois, 5%, 2/01/2025	6,190,000	6,716,831
State of Illinois, AGM, 5%, 2/01/2027	910,000	988,742
State of Illinois, AGM, 4%, 2/01/2030	380,000	414,132
State of Illinois, BAM, 5%, 8/01/2021	8,870,000	9,132,375
State of Illinois, NATL, 6%, 11/01/2026	2,565,000	3,034,780
State of Illinois, “A”, 5%, 12/01/2020	1,630,000	1,634,678
State of Illinois, “A”, 4%, 1/01/2025	1,775,000	1,802,566
State of Illinois, “A”, 5%, 11/01/2027	5,365,000	5,889,751
State of Illinois, “B”, 5%, 12/01/2020	900,000	902,583
State of Illinois, “A”, 5%, 12/01/2024	220,000	238,388
State of Illinois, Sales Tax Rev., BAM, 5%, 6/15/2025	240,000	261,125
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2025	380,000	451,132
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2026	915,000	1,104,149

		$299,324,741
Indiana - 2.2%
Ball State University Board of Trustees (Student Fee), “R”, 5%, 7/01/2024	$1,000,000	$1,159,480
Evansville, IN, Redevelopment Authority Lease Rental Rev. (Arena Project), BAM, 5%, 2/01/2025	1,000,000	1,182,170
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 10/15/2021	1,000,000	1,040,270

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Indiana Development Finance Authority Solid Water Disposal Rev. (Waste Management, Inc. Project), 2.95%, 10/01/2031 (Put Date 10/01/2021)	$595,000	$606,918
Indiana Finance Authority Rev. (Butler University), “A”, 5%, 2/01/2022	1,000,000	1,051,640
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2027	740,000	906,426
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2028	775,000	964,015
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2029	1,140,000	1,421,796
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2030	985,000	1,223,331
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 2.1%, 11/01/2049 (Put Date 11/01/2026)	2,700,000	2,843,397
Indiana Finance Authority, Hospital Rev. (Indiana University Health Obligated Group), “B”, 1.65%, 12/01/2042 (Put Date 7/01/2022)	3,000,000	3,042,330
Indiana Finance Authority, Water Utility Rev. (Citizens Energy
Group Project), “B”, 2.95%, 10/01/2022	5,000,000	5,197,300
Indianapolis, IN, Local Public Improvement, (Indianapolis Airport Authority Project), “I”, 5%, 1/01/2023	1,000,000	1,083,070
Indianapolis, IN, Local Public Improvement, (Indianapolis Airport Authority Project), “I”, 5%, 1/01/2028	1,000,000	1,136,000
Indianapolis, IN, Local Public Improvement, Community Justice Campus (Courthouse and Jail Project), “A”, 5%, 2/01/2028	1,100,000	1,427,217
Indianapolis, IN, Local Public Improvement, Community Justice Campus (Courthouse and Jail Project), “A”, 5%, 2/01/2029	1,000,000	1,322,100
Indianapolis, IN, Local Public Improvement, Community Justice
Campus (Courthouse and Jail Project), “A”, 5%, 2/01/2030	1,300,000	1,701,804
Indianapolis, IN, Local Public Improvement, Community Justice Campus (Courthouse and Jail Project), “A”, 5%, 2/01/2031	1,500,000	1,949,955
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2025	1,500,000	1,787,070
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2026	1,500,000	1,798,125
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2026	1,210,000	1,466,544
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2027	1,515,000	1,855,951
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2027	1,000,000	1,238,350

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2028	$1,000,000	$1,250,780
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2028	1,435,000	1,788,096
Mount Vernon, IN, Environmental Improvement Rev., (Southern Indiana Gas and Electric Co. Project), 0.875%, 9/01/2055 (Put Date 9/01/2023)	1,950,000	1,947,894
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 5.875%, 1/01/2024	900,000	960,048
Warrick County, IN, Environmental Improvement Rev. (Southern Indiana Gas And Electric Co.), 0.875%, 9/01/2055 (Put Date 9/01/2023)	1,290,000	1,288,607
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), 5%, 11/01/2047 (Put Date 11/1/2024)	7,500,000	8,752,050
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), “A”, 5%, 12/01/2044 (Put Date 6/05/2026)	6,590,000	8,019,239
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), “A”, 5%, 3/01/2046 (Put Date 3/01/2023)	3,000,000	3,298,770

		$64,710,743
Iowa - 0.2%
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2020	$1,050,000	$1,052,384
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2022	1,375,000	1,457,129
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2024	1,000,000	1,114,300
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2025	1,425,000	1,622,305

		$5,246,118
Kansas - 0.6%
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2021	$1,200,000	$1,230,828
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2022	1,200,000	1,245,156
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2024	1,300,000	1,403,675
Lyon County, KS, Unified School District No. 253, 4%, 9/01/2028	460,000	552,161
Lyon County, KS, Unified School District No. 253, 4%, 9/01/2029	450,000	536,170
Lyon County, KS, Unified School District No. 253, 4%, 9/01/2030	325,000	385,216
Lyon County, KS, Unified School District No. 253, 4%, 9/01/2031	350,000	412,811
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2026	1,770,000	1,843,508
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2027	1,865,000	1,932,961

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - continued
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2028	$1,960,000	$2,022,916
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2029	2,060,000	2,114,631
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2030	2,165,000	2,215,315
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2031	2,270,000	2,319,645

		$18,214,993
Kentucky - 3.1%
Bowling Green, KY, Water and Sewer Rev., AGM, 5%, 6/01/2028	$1,845,000	$2,261,158
Bowling Green, KY, Water and Sewer Rev., AGM, 4%, 6/01/2030	2,180,000	2,517,420
Carroll County, KY, Environmental Facilities Rev. (Utilities Company Project), “A”, 3.375%, 2/01/2026	10,000,000	10,867,900
Kentucky Asset/Liability Commission, General Fund Project Notes, “B”, FLR, NATL, 0.718% (67% of LIBOR - 3mo. + 0.55%), 11/01/2025	15,375,000	15,074,880
Kentucky Bond Development Corp. Industrial Building Rev. (Transylvania University Project), “D”, 3%, 3/01/2021	375,000	377,914
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2025	1,750,000	1,958,092
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2026	2,000,000	2,272,680
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2027	2,625,000	3,018,566
Kentucky Higher Education Student Loan Corp. Rev., “A”, 3%, 6/01/2029	1,260,000	1,252,516
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2022	300,000	315,438
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2023	350,000	379,078
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2024	700,000	779,632
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2025	1,350,000	1,542,105
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2026	2,000,000	2,329,460
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2027	3,000,000	3,539,430
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2028	1,150,000	1,370,881

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2029	$700,000	$843,192
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2026	1,190,000	1,239,373
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2027	1,105,000	1,147,719
Owen County, KY, Water Facilities Refunding Rev. (Kentucky-American Water Co. Project), 0.7%, 6/01/2040 (Put Date 9/01/2023)	850,000	846,830
Public Energy Authority of Kentucky, Gas Supply Rev., “B”, 4%, 1/01/2049 (Put Date 1/01/2025)	11,785,000	13,135,679
Public Energy Authority of Kentucky, Gas Supply Rev., “C-1”, 4%, 12/01/2049 (Put Date 6/01/2025)	15,000,000	16,904,100
Trimble, KY, Pollution Control Rev. (Louisville Gas & Electric Co.), “B”, 2.55%, 11/01/2027	8,000,000	8,069,760
University of Kentucky, General Receipts, “A”, 4%, 10/01/2029	1,000,000	1,139,340

		$93,183,143
Louisiana - 1.9%
East Baton Rouge, LA, Sewerage Commission Rev., “A”, 5%, 2/01/2029	$1,650,000	$2,163,133
East Baton Rouge, LA, Sewerage Commission Rev., “A”, 5%, 2/01/2030	800,000	1,068,320
East Baton Rouge, LA, Sewerage Commission Rev., “A”, 5%, 2/01/2031	1,000,000	1,326,190
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2021	1,460,000	1,499,055
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2022	1,165,000	1,249,777
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2027	2,705,000	2,710,897
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2033 (Put Date 12/01/2023)	2,200,000	2,204,796
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2034 (Put Date 12/01/2023)	1,690,000	1,693,684
Louisiana Public Facilities Authority Rev. (Ochsner Clinic Foundation Project), “B”, 5%, 5/15/2050 (Put Date 5/15/2025)	4,600,000	5,451,874
Louisiana Public Facilities Authority Rev. (Tulane University Project), “A”, 5%, 4/01/2025	915,000	1,088,155
Louisiana Public Facilities Authority Rev. (Tulane University Project), “A”, 5%, 4/01/2028	1,000,000	1,267,840

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Public Facilities Authority Rev. (Tulane University Project), “A”, 5%, 4/01/2029	$750,000	$968,198
Louisiana Stadium & Exposition District Rev., 5%, 7/03/2023	3,150,000	3,410,725
Louisiana Tobacco Settlement Authority Rev., “2013-A”, 5%, 5/15/2023	2,160,000	2,397,190
New Orleans, LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 4%, 1/01/2026	4,105,000	4,556,468
New Orleans, LA, Regional Transit Authority Sale Tax Refunding Rev., “A”, AGM, 5%, 1/01/2030	1,935,000	2,486,649
New Orleans, LA, Regional Transit Authority Sale Tax Refunding Rev., “A”, AGM, 5%, 1/01/2031	4,220,000	5,507,395
New Orleans, LA, Regional Transit Authority Sale Tax Refunding Rev., “A”, AGM, 5%, 1/01/2032	4,060,000	5,257,862
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2023	1,480,000	1,642,608
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2024	350,000	402,973
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2026	735,000	875,481
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2027	945,000	1,119,655
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2029	1,890,000	2,222,583
Shreveport, LA, Water & Sewer Rev., “B”, AGM, 5%, 12/01/2027	390,000	492,387
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	4,335,000	4,501,897

		$57,565,792
Maine - 0.2%
Maine Health and Higher Educational Facilities Authority Rev.
(MaineHealth), “A”, 5%, 7/01/2026	$400,000	$490,572
Maine Health and Higher Educational Facilities Authority Rev.
(MaineHealth), “A”, 5%, 7/01/2027	600,000	748,494
Maine Health and Higher Educational Facilities Authority Rev.
(MaineHealth), “A”, 5%, 7/01/2028	1,000,000	1,265,550
Maine Health and Higher Educational Facilities Authority Rev.
(MaineHealth), “A”, 5%, 7/01/2029	750,000	965,077
Maine Health and Higher Educational Facilities Authority Rev.
(MaineHealth), “A”, 5%, 7/01/2030	800,000	1,042,112
Maine Municipal Bond Bank, “B”, 5%, 11/01/2024	1,000,000	1,185,260
Maine Municipal Bond Bank, “B”, 5%, 11/01/2025	1,000,000	1,226,920

		$6,923,985
Maryland - 1.1%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2024	$850,000	$790,083
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2030	1,000,000	889,630
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing District), 3%, 7/01/2024	880,000	878,469

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4%, 2/15/2028	$500,000	$511,555
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “D”, 4%, 9/01/2036	1,470,000	1,555,319
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 5%, 9/01/2026	160,000	195,451
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 5%, 9/01/2027	245,000	306,931
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 5%, 9/01/2028	195,000	248,344
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2024	1,350,000	1,478,587
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2025	1,600,000	1,790,512
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2026	650,000	739,044
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health Issue), 5%, 8/15/2025	3,490,000	4,137,849
Maryland Health & Higher Educational Facilities Authority Rev.
(University of Maryland Medical System), “B-2”, 5%, 7/01/2045 (Put Date 7/01/2027)	2,445,000	3,005,712
Prince George’s County, MD, Public Improvement, “A”, 5%, 9/15/2024	7,000,000	8,274,210
University System of Maryland, Auxiliary Facility & Tuition Rev., “D”, 5%, 10/01/2022	1,000,000	1,089,290
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 5%, 6/01/2021	5,500,000	5,651,690

		$31,542,676
Massachusetts - 2.8%
Commonwealth of Massachusetts, General Obligation, “B”, 5%, 8/01/2021	$6,185,000	$6,404,753
Massachusetts Bay Transportation Authority, Subordinated Sales Tax Rev., “B-1”, 5%, 7/01/2029	5,000,000	6,673,650
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2026	475,000	569,478
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2027	600,000	731,706

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2028	$520,000	$643,994
Massachusetts Development Finance Agency Rev. (Brandeis University), “S-1”, 5%, 10/01/2027	2,000,000	2,496,520
Massachusetts Development Finance Agency Rev. (Brandeis University), “S-1”, 5%, 10/01/2028	2,340,000	2,976,527
Massachusetts Development Finance Agency Rev. (Caregroup, Inc.), “I”, 5%, 7/01/2027	2,435,000	2,944,085
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), “Q”, 5%, 7/01/2022	2,240,000	2,406,902
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), “Q”, 5%, 7/01/2023	1,375,000	1,536,700
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	145,000	156,108
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2025	1,500,000	1,759,380
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2026	1,750,000	2,098,075
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2027	2,000,000	2,439,020
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2024	1,000,000	1,143,810
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2025	1,150,000	1,340,336
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2026	1,500,000	1,785,720
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2027	1,000,000	1,211,750
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2028	780,000	959,689
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2029	850,000	1,044,522
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2021	250,000	259,698
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2022	275,000	296,970
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2023	325,000	363,256
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2024	365,000	422,141
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2025	350,000	417,473

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2026	$350,000	$427,182
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2027	500,000	623,755
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2029	1,275,000	1,646,790
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2031	1,150,000	1,500,117
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 2.45%, 5/01/2027 (Put Date 5/03/2021)	2,555,000	2,576,769
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 5%, 1/01/2021	5,500,000	5,534,430
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2023	250,000	272,925
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2024	600,000	673,836
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2025	850,000	979,447
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2026	1,000,000	1,173,260
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2027	1,500,000	1,784,250
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	830,000	825,584
Massachusetts Educational Financing Authority, Education Loan Rev., “I”, 5%, 1/01/2025	3,450,000	3,925,168
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	4,780,000	4,829,569
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 3.625%, 7/01/2032	2,370,000	2,428,112
Massachusetts School Building Authority, Sales Tax Rev., “A”, 5%, 8/15/2022	470,000	509,259
Massachusetts School Building Authority, Sales Tax Rev., “A”, 5%, 8/15/2022	7,935,000	8,597,811

		$81,390,527
Michigan - 2.7%
Detroit, MI, Downtown Development Authority Subordinate Tax Rev. (General Development Area No. 1 Project), “B”, AGM, 5%, 7/01/2023	$1,250,000	$1,391,712
Detroit, MI, Downtown Development Authority Subordinate Tax Rev. (General Development Area No. 1 Project), “B”, AGM, 5%, 7/01/2025	1,000,000	1,146,920

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Detroit, MI, Downtown Development Authority Tax Rev. (Catalyst Development Project), “A”, AGM, 5%, 7/01/2029	$1,000,000	$1,138,000
Detroit, MI, Unlimited Tax General Obligation, 5%, 4/01/2021	750,000	760,110
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2022	1,030,000	1,068,604
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2023	1,045,000	1,108,839
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2024	1,075,000	1,164,999
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2025	675,000	744,626
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2027	1,095,000	1,236,562
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2028	1,125,000	1,280,914
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	540,000	557,572
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	675,000	706,435
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2044 (Put Date 2/01/2025)	10,000,000	11,771,100
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2026	1,000,000	1,192,980
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2021	1,000,000	1,030,610
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Local Project), “D-1”, 5%, 7/01/2021	400,000	412,244
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2021	3,500,000	3,608,325
Michigan Finance Authority Tobacco Settlement (2007 Sold Tobacco Receipts), “A”, 5%, 6/01/2027	2,700,000	3,399,570
Michigan Finance Authority Tobacco Settlement (2007 Sold Tobacco Receipts), “A”, 1.25%, 6/01/2030	1,250,000	1,251,125
Michigan Finance Authority Tobacco Settlement (2007 Sold Tobacco Receipts), “A”, 5%, 6/01/2030	2,000,000	2,630,660
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	3,335,000	3,337,568
Michigan Housing Development Authority, Single Family Mortgage Rev., “C”, 2.05%, 12/01/2022	1,000,000	1,021,780
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2027	2,000,000	2,408,760
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 6/30/2028	3,000,000	3,638,220

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2028	$3,000,000	$3,661,470
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “D”, 5%, 9/01/2021	2,460,000	2,548,806
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “D”, 5%, 9/01/2031	5,160,000	5,815,784
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2027	1,000,000	1,244,590
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2028	1,125,000	1,423,744
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2029	1,000,000	1,286,770
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2030	500,000	651,320
Wayne and Monroe Counties, MI, South Huron Valley Utility
Authority, Sewage Disposal System Improvement Rev., BAM, 5%, 5/01/2027	810,000	993,627
Wayne and Monroe Counties, MI, South Huron Valley Utility
Authority, Sewage Disposal System Improvement Rev., BAM, 5%, 5/01/2028	1,170,000	1,462,956
Wayne and Monroe Counties, MI, South Huron Valley Utility
Authority, Sewage Disposal System Improvement Rev., BAM, 5%, 5/01/2029	1,235,000	1,569,265
Wayne and Monroe Counties, MI, South Huron Valley Utility
Authority, Sewage Disposal System Improvement Rev., BAM, 5%, 5/01/2030	735,000	948,150
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2024	250,000	290,810
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2025	350,000	418,954
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2026	1,745,000	2,112,497
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2027	2,775,000	3,406,063
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2028	2,595,000	3,214,115
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “G”, 5%, 12/01/2023	400,000	450,228

		$79,507,384
Minnesota - 0.7%
Duluth, MN, Independent School District No. 709, “A”, COP, 3%, 3/01/2021	$390,000	$390,593

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Minnesota - continued
Duluth, MN, Independent School District No. 709, “A”, COP, 3%, 3/01/2022	$610,000	$613,233
Duluth, MN, Independent School District No. 709, “A”, COP, 3%, 3/01/2023	630,000	634,933
Duluth, MN, Independent School District No. 709, “A”, COP, 3.25%, 3/01/2024	650,000	660,666
Duluth, MN, Independent School District No. 709, “A”, COP, 3.25%, 3/01/2025	675,000	686,455
Duluth, MN, Independent School District No. 709, “A”, COP, 4%, 3/01/2027	730,000	768,318
Duluth, MN, Independent School District No. 709, “A”, COP, 4%, 3/01/2028	765,000	798,889
Duluth, MN, Independent School District No. 709, “A”, COP, STAPRP, 5%, 2/01/2025	135,000	158,229
Duluth, MN, Independent School District No. 709, “B”, COP, STAPRP, 5%, 2/01/2026	430,000	518,920
Duluth, MN, Independent School District No. 709, “B”, COP, STAPRP, 5%, 2/01/2028	125,000	157,661
Duluth, MN, Independent School District No. 709, “A”, COP, 5%, 2/01/2025	500,000	586,035
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Senior Airport Rev., “C”, 5%, 1/01/2025	250,000	294,600
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Senior Airport Rev., “C”, 5%, 1/01/2026	200,000	243,130
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Subordinate Airport Rev., “B”, 5%, 1/01/2021	2,000,000	2,014,000
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2023	500,000	555,640
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2024	615,000	704,901
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2025	850,000	1,002,252
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2026	700,000	841,449
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2027	700,000	858,466
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2037	3,215,000	3,473,261
State of Minnesota, “B”, 5%, 8/01/2021	5,000,000	5,178,050

		$21,139,681

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - 2.6%
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2021	$595,000	$606,097
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2023	185,000	198,250
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2024	2,780,000	3,047,130
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2025	3,680,000	4,117,331
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2026	3,195,000	3,626,804
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	1,960,000	2,209,155
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2028	380,000	425,779
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2029	355,000	395,367
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2031	380,000	418,327
Mississippi Business Finance Corp., Rev. (System Energy Resources, Inc. Project), 2.5%, 4/01/2022	10,000,000	10,059,000
Mississippi Development Bank Special Obligation (Gulfport Public Improvement Project), BAM, 5%, 11/01/2030	1,745,000	2,125,584
Mississippi Development Bank Special Obligation (Jackson, MS, Sales Tax Rev. Infrastructure Project), 5%, 9/01/2021	250,000	258,875
Mississippi Development Bank Special Obligation (Jackson, MS, Sales Tax Rev. Infrastructure Project), 5%, 9/01/2022	285,000	306,891
Mississippi Development Bank Special Obligation (Jackson, MS, Sales Tax Rev. Infrastructure Project), 5%, 9/01/2024	740,000	854,078
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 1/01/2021	1,685,000	1,697,520
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), “A”, AGM, 5%, 3/01/2023	1,000,000	1,089,610
Mississippi Gaming Tax Rev., “A”, 5%, 10/15/2024	750,000	855,983
Mississippi Gaming Tax Rev., “A”, 5%, 10/15/2028	1,400,000	1,710,016
Mississippi Home Corp., Multi-Family Housing Rev. (Gateway Affordable Communities Project), 2.4%, 2/01/2022 (Prerefunded 8/01/2021)	5,000,000	5,073,850
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	7,000,000	7,454,370
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2044 (Put Date 9/01/2025)	7,000,000	8,053,990

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - continued
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2025	$530,000	$636,408
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2026	625,000	766,838
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2027	800,000	1,001,016
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2028	975,000	1,239,381
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2029	400,000	516,640
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2040 (Put Date 3/01/2027)	5,040,000	6,059,088
State of Mississippi, “B”, 5%, 12/01/2025	415,000	510,628
Warren County, MS, Gulf Opportunity Zone Rev. (International Paper Co. Project), 2.9%, 9/01/2032 (Put Date 9/01/2023)	4,000,000	4,217,080
Warren County, MS, Gulf Opportunity Zone Rev. (International Paper Co. Project), “A”, 1.375%, 5/01/2034 (Put Date 6/16/2025)	3,500,000	3,557,505
Warren County, MS, Gulf Opportunity Zone Rev. (International Paper Co. Project), “C”, 1.375%, 8/01/2027 (Put Date 6/16/2025)	3,000,000	3,049,290
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2024	400,000	453,692
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2025	585,000	687,258
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2026	525,000	614,964

		$77,893,795
Missouri - 1.4%
Kansas City, MO, Industrial Development Authority, Airport Special Obligation Bonds (International Airport Terminal Modernization Project), “B”, 5%, 3/01/2029	$4,000,000	$4,974,520
Kansas City, MO, Industrial Development Authority, Airport Special Obligation Bonds (International Airport Terminal Modernization Project), “B”, 5%, 3/01/2030	2,000,000	2,459,980
Kansas City, MO, Industrial Development Authority, Airport Special Obligation Bonds (International Airport Terminal Modernization Project), “B”, 5%, 3/01/2031	1,250,000	1,523,587
Kansas City, MO, Industrial Development Authority, Multi-Family Housing Rev. (Cathedral Towers), 0.35%, 12/01/2024 (Put Date 6/01/2022)	7,000,000	6,992,370
Kansas City, MO, Industrial Development Authority, Multi-Family Housing Rev. (Cathedral Towers), 0.35%, 12/01/2024 (Put Date 6/01/2022)	8,000,000	7,991,120
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2021	565,000	569,887

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2022	$550,000	$573,634
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2025	215,000	243,647
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2027	2,500,000	3,123,775
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2028	7,820,000	9,978,789
Wentzville, MO, School District R-IV, General Obligation Refunding & Improvement Rev. (Missouri Direct Deposit Program), 4%, 3/01/2029	1,555,000	1,853,809

		$40,285,118
Nebraska - 0.4%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), 5%, 9/01/2021	$2,000,000	$2,072,360
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 4), 5%, 3/01/2050 (Put Date 1/01/2024)	8,500,000	9,522,295

		$11,594,655
Nevada - 0.8%
Clark County, NV, School District General Obligation, “A”, AGM, 5%, 6/15/2029	$2,120,000	$2,745,930
Clark County, NV, School District General Obligation, “A”, AGM, 5%, 6/15/2030	1,750,000	2,298,013
Clark County, NV, School District General Obligation, “A”, AGM, 5%, 6/15/2032	900,000	1,165,284
Nevada Department of Business and Industry Rev. (Brightline West Passenger Rail Project), “A”, 0.5%, 1/01/2050 (Put Date 7/01/2021) (n)	2,000,000	1,998,940
Sparks, NV, Tourism Improvement District No. 1 Rev. (Legends at Sparks Marina), “A”, 2.5%, 6/15/2024 (n)	380,000	376,356
Washoe County, NV, Water Facilities Rev. (Sierra Pacific Power Company Project), “C”, 0.625%, 3/01/2036 (Put Date 4/15/2022)	3,000,000	2,998,920
Washoe County, NV, Water Facilities Rev. (Sierra Pacific Power Projects), “F”, 2.05%, 3/01/2036 (Put Date 4/15/2022)	10,250,000	10,456,742

		$22,040,185
New Hampshire - 0.3%
New Hampshire Business Finance Authority, Pollution Control Rev. (United Illuminating Company Project), “A”, 2.8%, 10/01/2033 (Put Date 10/02/2023)	$5,000,000	$5,210,350
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.25%, 6/01/2026	3,560,000	3,999,233

		$9,209,583

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - 5.7%
Atlantic City, NJ, Tax Appeal Refunding Rev., “A”, BAM, 5%, 3/01/2024	$345,000	$392,455
Atlantic City, NJ, Tax Appeal Refunding Rev., “A”, BAM, 5%, 3/01/2027	200,000	247,766
New Jersey Building Authority, State Building Rev. Unrefunded Balance, “A”, BAM, 5%, 6/15/2025	1,205,000	1,396,077
New Jersey Building Authority, State Building Rev. Unrefunded Balance, “A”, BAM, 5%, 6/15/2026	900,000	1,065,348
New Jersey Building Authority, State Building Rev., “A”, ETM, BAM, 5%, 6/15/2025	795,000	961,298
New Jersey Building Authority, State Building Rev., “A”, ETM, BAM, 5%, 6/15/2026	600,000	750,108
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/2020	1,000,000	1,000,000
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/2021	2,465,000	2,516,839
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2024	1,000,000	1,148,290
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2025	1,000,000	1,174,060
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2026	1,000,000	1,202,300
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2021	300,000	301,809
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 7/01/2021	425,000	435,510
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2021	95,000	93,451
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2022	560,000	543,486
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2023	640,000	614,330
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2025	1,610,000	1,822,246
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2026	2,000,000	2,291,260
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2027	1,500,000	1,741,410

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2028	$3,000,000	$3,456,750
New Jersey Economic Development Authority Rev., School Facilities Construction, “XX”, 5%, 6/15/2021	1,005,000	1,030,969
New Jersey Economic Development Authority Rev., School Facilities Construction, Capital Appreciation, “DDD”, AGM, 0%, 12/15/2026	9,445,000	8,296,771
New Jersey Economic Development Authority, State Lease Rev. (State House Project), “B”, 5%, 6/15/2026	1,085,000	1,243,009
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “B”, 1.2%, 11/01/2034 (Put Date 6/01/2023)	9,000,000	9,118,890
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2029	495,000	495,054
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2027	8,495,000	10,246,244
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2028	6,885,000	8,245,476
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2023	1,615,000	1,769,669
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2024	2,150,000	2,420,040
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2026	1,420,000	1,624,494
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2027	2,000,000	2,263,880
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “1B”, 2.95%, 12/01/2028	1,760,000	1,768,870
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “A”, 2.375%, 12/01/2029	10,000,000	9,910,600
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2024	2,350,000	2,696,977
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2025	2,600,000	3,051,646
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2026	2,300,000	2,735,620
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2027	1,550,000	1,866,789
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2028	1,000,000	1,215,120
New Jersey Housing and Mortgage Finance Agency, Multi-Family Conduit Rev. (Pilgrim Baptist Village I & II), “E”, 1.5%, 9/01/2022 (Put Date 9/01/2021)	5,000,000	5,040,850

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Housing and Mortgage Finance Agency, Multi-Family Conduit Rev. (Riverside Village Family Apartments (Phase I) Project), “F”, HUD Section 8, 1.35%, 12/01/2022	$5,300,000	$5,418,720
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2023	1,750,000	1,945,423
New Jersey Tobacco Settlement Financing Corp., “B”, 3.2%, 6/01/2027	6,250,000	6,387,562
New Jersey Transportation Trust Fund Authority, “B”, AAC, 5.5%, 9/01/2026	1,985,000	2,340,176
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2024	4,000,000	4,509,200
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	470,000	549,247
New Jersey Transportation Trust Fund Authority, Transportation Program (SIFMA Index Multimodal Notes), “BB-2”, FLR, 1.32% (SIFMA + 1.2%), 6/15/2034 (Put Date 12/15/2021)	10,000,000	10,009,700
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, NATL, 5.75%, 6/15/2023	1,010,000	1,130,867
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, AAC, 5.25%, 12/15/2023	155,000	173,837
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, NATL, 5.5%, 12/15/2020	1,910,000	1,920,467
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, NATL, 5.5%, 12/15/2021	5,000,000	5,257,800
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2025	550,000	498,091
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2026	2,500,000	2,144,875
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2028	6,635,000	5,287,564
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2032	1,890,000	1,334,794
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NATL, 0%, 12/15/2027	3,780,000	3,141,936
Newark, NJ General Capital Improvement, “C”, 2%, 10/05/2021	4,150,000	4,197,725
Newark, NJ, General Obligation Refunding, “A”, AGM, 5%, 10/01/2023	750,000	842,430
Newark, NJ, General Obligation Refunding, “A”, AGM, 5%, 10/01/2025	700,000	838,292
Newark, NJ, General Obligation Refunding, “A”, AGM, 5%, 10/01/2026	475,000	581,576
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2024	1,440,000	1,671,926

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2025	$1,850,000	$2,210,417
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2026	1,725,000	2,104,034
South Jersey, NJ, Transportation Authority System Rev., “A”, AGM, 5%, 11/01/2029	1,750,000	2,261,368
Trenton, NJ, General Obligation Refunding, AGM, 4%, 7/15/2022	1,325,000	1,403,400
Trenton, NJ, General Obligation Refunding, AGM, 4%, 7/15/2023	1,000,000	1,091,970

		$167,449,158
New Mexico - 0.7%
Clayton, NM, Jail Project Improvement Rev., NATL, 5%, 11/01/2029	$1,000,000	$1,145,720
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 1.1%, 6/01/2040 (Put Date 6/01/2023)	7,000,000	7,018,900
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “F”, 1.2%, 6/01/2040 (Put Date 6/01/2022)	1,750,000	1,757,280
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2024	175,000	191,459
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2025	150,000	167,282
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2026	300,000	355,284
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2028	225,000	275,301
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2030	450,000	564,480
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2031	300,000	373,878
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2032	350,000	433,104
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2021	225,000	229,959
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2022	445,000	471,202
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2023	600,000	656,220
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2024	960,000	1,080,605

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Mexico - continued
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2025	$1,055,000	$1,217,185
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2026	1,000,000	1,176,320
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2027	750,000	895,027
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2028	800,000	964,800
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2029	835,000	1,013,757
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2030	525,000	642,736

		$20,630,499
New York - 5.7%
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. d.b.a. Jefferson’s Ferry Project), “B”, 1.625%, 11/01/2025 (w)	$6,585,000	$6,549,112
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2024	500,000	573,720
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2025	500,000	593,660
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2026	500,000	610,190
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2027	950,000	1,181,819
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2028	1,225,000	1,552,099
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2029	2,100,000	2,691,717
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2030	900,000	1,173,141
Hempstead, NY, Local Development Corp. Rev. (Adelphi University Project), 5%, 6/01/2022	1,140,000	1,167,337
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “A-1”, 5%, 2/01/2023	20,000,000	20,337,600
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	20,000,000	20,337,400

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Monroe County, NY Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2021 (w)	$575,000	$599,984
Monroe County, NY Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2022 (w)	400,000	433,328
Monroe County, NY Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2023 (w)	500,000	560,560
Monroe County, NY Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2024 (w)	600,000	694,698
Monroe County, NY Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2027 (w)	700,000	860,454
Monroe County, NY Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2028 (w)	615,000	764,716
Monroe County, NY Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2029 (w)	750,000	940,170
Monroe County, NY Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2030 (w)	750,000	948,375
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2021	200,000	204,424
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2022	250,000	263,748
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 2/01/2024	250,000	285,718
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 8/01/2024	275,000	319,822
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 2/01/2025	225,000	265,885
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 8/01/2025	200,000	240,258
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 2/01/2026	250,000	304,273
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 8/01/2026	300,000	369,579
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 8/01/2027	500,000	630,810
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 2/01/2028	425,000	534,965
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 4%, 2/01/2029	635,000	747,071
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 4%, 8/01/2029	550,000	644,704
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 4%, 8/01/2030	550,000	641,641

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 4%, 2/01/2031	$625,000	$727,381
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 4%, 8/01/2031	550,000	639,688
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2023	1,300,000	1,444,352
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2025	2,400,000	2,818,176
New York Energy Research & Development Authority, Pollution Control Rev. (New York Electric & Gas Corp.), “D”, 3.5%, 10/01/2029	3,370,000	3,880,757
New York Energy Research & Development Authority, Pollution Control Rev. (Rochester Gas & Electric Corp.), “A”, 3%, 8/01/2032	11,125,000	12,087,757
New York Environmental Facilities Corp. Rev., “C”, ETM, 5%, 11/15/2020	5,000	5,008
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	300,000	301,671
New York Environmental Facilities Corp. Rev., Unrefunded Balance, “C”, 5%, 11/15/2020	2,820,000	2,824,512
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2025	11,030,000	11,852,728
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2028	3,965,000	4,353,649
New York, NY, “I”, 5%, 8/01/2022	7,500,000	8,092,275
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “K-1-A”, 3.05%, 11/01/2027	5,195,000	5,336,148
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Neighborhood Bonds), “A-3”, 1.125%, 5/01/2060 (Put Date 11/01/2024)	6,000,000	6,034,500
New York, NY, Industrial Development Agency Pilot Refunding Rev., (Yankee Stadium Project), “A”, AGM, 5%, 3/01/2028	1,000,000	1,248,270
New York, NY, Industrial Development Agency Pilot Refunding Rev., (Yankee Stadium Project), “A”, AGM, 5%, 3/01/2029	1,250,000	1,586,575
New York, NY, Industrial Development Agency Pilot Refunding Rev., (Yankee Stadium Project), “A”, AGM, 5%, 3/01/2030	1,500,000	1,923,900
New York, NY, Industrial Development Agency Pilot Refunding Rev., (Yankee Stadium Project), “A”, AGM, 4%, 3/01/2031	2,000,000	2,381,000
New York, NY, Industrial Development Agency Pilot Refunding Rev., (Yankee Stadium Project), “A”, AGM, 4%, 3/01/2032	680,000	802,570

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York, NY, Trust for Cultural Resources Refunding Rev. (Lincoln Center for the Performing Arts, Inc.), “A”, 5%, 12/01/2031	$1,320,000	$1,699,183
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2026	1,625,000	1,832,821
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2027	1,425,000	1,600,560
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2028	1,000,000	1,118,290
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2029	175,000	195,150
Oyster Bay, NY, Public Improvement Rev., BAM, 4%, 11/01/2025	750,000	871,440
Oyster Bay, NY, Public Improvement Rev., BAM, 4%, 11/01/2026	800,000	943,568
Oyster Bay, NY, Public Improvement Rev., BAM, 4%, 11/01/2027	675,000	807,955
Port Authority of NY & NJ (207th Series), 5%, 9/15/2027	1,755,000	2,178,183
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2021	2,040,000	2,067,377
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2022	1,070,000	1,108,573
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2023	1,125,000	1,188,641
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2024	465,000	501,591
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2025	235,000	257,896
Suffolk County, NY, “B”, AGM, 5%, 10/15/2025	7,000,000	8,422,890
Suffolk County, NY, “A”, BAM, 5%, 4/01/2027	2,360,000	2,916,087
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2025	1,000,000	1,164,800
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2026	2,000,000	2,383,920
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2027	1,500,000	1,828,725

		$169,451,545
North Carolina - 1.6%
Charlotte, NC, COP (Convention Facility Project), “A”, 5%, 12/01/2020	$4,100,000	$4,114,924
Columbus County, NC, Industrial Facilities & Pollution Control,
Financing Authority Rev. (International Paper Co.), “A”, 1.375%, 5/01/2034 (Put Date 6/16/2025)	1,000,000	1,016,430
New Hanover County, NC, General Obligation School, 5%, 9/01/2024	2,615,000	3,086,354
New Hanover County, NC, General Obligation School, 5%, 9/01/2025	2,140,000	2,619,895
North Carolina Capital Facilities Finance Agency Student Housing Rev. (NCA&T University Foundation LLC Project), “A”, AGM, 5%, 6/01/2022	665,000	702,439

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Capital Facilities Finance Agency Student Housing Rev. (NCA&T University Foundation LLC Project), “A”, AGM, 5%, 6/01/2023	$325,000	$354,156
North Carolina Capital Facilities Finance Agency Student Housing Rev. (NCA&T University Foundation LLC Project), “A”, AGM, 5%, 6/01/2024	700,000	786,373
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2025	250,000	282,515
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 5%, 6/01/2027	1,250,000	1,452,212
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (The Presbyterian Homes Obligated Group), “A”, 4%, 10/01/2027	600,000	696,408
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Rev., 5%, 2/01/2024	15,635,000	17,663,954
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Rev., AGM, 5%, 1/01/2026	1,500,000	1,804,905
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Rev., AGM, 5%, 1/01/2027	4,000,000	4,922,680
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2025	645,000	756,359
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2026	1,000,000	1,201,400
Sanford, NC, Housing Authority Multi-Family Housing Rev. (Mathews Garden Gilmore), HUD Section 8, 0.3%, 10/01/2023 (Put Date 10/01/2022)	6,000,000	5,987,880
Wayne County, NC, Limited Obligation, 4%, 6/01/2029	1,035,000	1,228,390

		$48,677,274
North Dakota - 0.3%
McKenzie County, ND, State Aid Certificates of Indebtedness, 4%, 8/01/2025	$2,265,000	$2,390,866
McKenzie County, ND, State Aid Certificates of Indebtedness, 4%, 8/01/2026	1,195,000	1,256,722
McKenzie County, ND, State Aid Certificates of Indebtedness, 4%, 8/01/2027	3,360,000	3,521,817
Williston, ND, Airport Rev., 4%, 11/01/2029	2,310,000	2,495,932

		$9,665,337
Ohio - 2.6%
Akron, Bath, & Copley, OH, Joint Township Hospital District
Facilities Rev. (Summa Health Obligated Group), 5%, 11/15/2026	$530,000	$641,003
Akron, Bath, & Copley, OH, Joint Township Hospital District
Facilities Rev. (Summa Health Obligated Group), 5%, 11/15/2028	240,000	298,085
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2024	2,000,000	2,244,380
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2025	1,970,000	2,279,231

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2026	$3,000,000	$3,558,210
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2029 (Prerefunded 1/01/2022)	1,250,000	1,318,950
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 1/01/2025	1,250,000	1,463,450
Cleveland-Cuyahoga County, OH, Port Authority Development
Rev. (Port of Cleveland Bond Fund), “C”, 5%, 5/15/2021 (Prerefunded 11/15/2020)	375,000	375,574
Cleveland-Cuyahoga County, OH, Port Authority Development
Rev. (Port of Cleveland Bond Fund), “C”, 5%, 11/15/2021 (Prerefunded 11/15/2020)	385,000	385,589
Cleveland-Cuyahoga County, OH, Port Authority Development
Rev. (Port of Cleveland Bond Fund), “C”, 5%, 11/15/2022 (Prerefunded 11/15/2020)	405,000	405,620
Cleveland-Cuyahoga County, OH, Port Authority Development
Rev. (Port of Cleveland Bond Fund), “C”, ETM, 4%, 11/15/2020	365,000	365,434
Columbus, OH, 5%, 7/01/2022	2,350,000	2,535,744
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2026	2,000,000	2,351,340
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2027	2,150,000	2,573,937
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest
General Health Center), “A”, 5%, 8/01/2026 (w)	500,000	587,505
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest
General Health Center), “A”, 5%, 8/01/2027 (w)	580,000	692,822
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2028 (w)	1,455,000	1,759,764
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2029 (w)	1,560,000	1,908,270
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2030 (w)	1,000,000	1,239,380
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2031 (w)	1,000,000	1,253,100
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2032 (w)	900,000	1,116,810
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2033 (w)	800,000	985,216
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2034 (w)	1,000,000	1,225,360
Ohio Air Quality Development Authority, Air Quality Rev. (American Electric Power Co.), “C”, 2.1%, 4/01/2028 (Put Date 10/01/2024)	2,075,000	2,143,682
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028	105,000	114,267

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Ohio Higher Education, “C”, 5%, 8/01/2021	$8,000,000	$8,284,240
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), “C”, 5%, 5/01/2023	625,000	690,825
Ohio Higher Educational Facility Rev. (Case Western Reserve University Project), “C”, 1.625%, 12/01/2034 (Put Date 12/01/2026)	5,000,000	5,123,750
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2026	140,000	166,198
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2027	420,000	504,882
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2028	370,000	448,436
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2029	825,000	1,006,789
Ohio State Hospital Rev. (Premier Health Partners Obligated
Group), 5%, 11/15/2031	475,000	581,362
Ohio State Hospital Rev. (Premier Health Partners Obligated
Group), 5%, 11/15/2032	290,000	352,382
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), 5%, 12/31/2021	1,000,000	1,044,860
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), 5%, 12/31/2022	775,000	841,294
Ohio Water Development Authority, Solid Waste Rev. (Waste Management, Inc.), 3.25%, 11/01/2022 (Put Date 11/01/2022)	11,000,000	11,514,250
State of Ohio, Hospital Rev. (University Hospitals Health System, Inc.), 5%, 1/15/2050 (Put Date 1/15/2025)	5,000,000	5,827,300
State of Ohio, Major New State Infrastructure Project Rev., 5%, 12/15/2023	6,625,000	7,579,530

		$77,788,821
Oklahoma - 0.1%
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2025	$800,000	$860,664
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2026	500,000	542,450
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/2021	700,000	717,157
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/2022	600,000	639,918

		$2,760,189
Oregon - 0.4%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4%, 5/01/2021	$350,000	$353,913

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oregon - continued
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2023	$500,000	$534,540
Gilliam County, OR, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 8/01/2025 (Put Date 5/02/2022)	475,000	477,921
Gilliam County, OR, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 7/01/2038 (Put Date 5/01/2022)	645,000	659,551
Lake Oswego, OR, 4%, 6/01/2021	2,330,000	2,380,817
Medford, OR, Hospital Facilities Authority Rev. (Asante Health System Obligated Group), “A”, 5%, 8/15/2025	400,000	481,116
Medford, OR, Hospital Facilities Authority Rev. (Asante Health System Obligated Group), “A”, 5%, 8/15/2027	720,000	902,189
Medford, OR, Hospital Facilities Authority Rev. (Asante Health System Obligated Group), “A”, 5%, 8/15/2029	1,000,000	1,291,990
Medford, OR, Hospital Facilities Authority Rev. (Asante Health System Obligated Group), “A”, 5%, 8/15/2030	600,000	788,166
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2024	200,000	229,232
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2025	225,000	265,414
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2026	150,000	180,698
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2027	125,000	153,248
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2028	150,000	186,729
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2029	300,000	378,063
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2030	300,000	382,866
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2024	1,500,000	1,719,225
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2025	1,000,000	1,180,900

		$12,546,578
Pennsylvania - 9.6%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 5%, 4/01/2026	$2,750,000	$3,325,245
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A1”, FLR, 0.888% (LIBOR - 3mo. + 0.72%), 2/01/2021	340,000	339,565

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Allegheny County, PA, Sanitary Authority Sewer Rev., “A”, 4%, 6/01/2024	$300,000	$338,004
Allegheny County, PA, Sanitary Authority Sewer Rev., “A”, 4%, 6/01/2025	150,000	173,942
Allegheny County, PA, Sanitary Authority Sewer Rev., “A”, 5%, 6/01/2026	850,000	1,052,988
Allegheny County, PA, Sanitary Authority Sewer Rev., “A”, 5%, 6/01/2027	300,000	379,644
Allegheny County, PA, Sanitary Authority Sewer Rev., “A”, 5%, 6/01/2028	400,000	515,784
Allegheny County, PA, Sanitary Authority Sewer Rev., “A”, 5%, 6/01/2029	425,000	555,764
Allegheny County, PA, Sanitary Authority Sewer Rev., “A”, 5%, 6/01/2030	300,000	398,418
Allegheny County, PA, Sanitary Authority Sewer Rev., “B”, 5%, 6/01/2027	500,000	632,740
Allegheny County, PA, Sanitary Authority Sewer Rev., “B”, 5%, 6/01/2029	225,000	294,228
Allentown, PA, City School District, BAM, 5%, 2/01/2026	4,155,000	5,045,084
Allentown, PA, City School District, BAM, 5%, 2/01/2027	4,375,000	5,424,344
Altoona, PA, Sewer Rev., AGM, 5%, 12/01/2027	500,000	630,100
Athens, PA, School District Rev., BAM, 4%, 4/15/2026	1,465,000	1,715,017
Athens, PA, School District Rev., BAM, 4%, 4/15/2027	1,070,000	1,275,301
Beaver County, PA, Big Beaver Falls School District Rev., BAM, 5%, 3/15/2025	1,325,000	1,563,990
Beaver County, PA, Big Beaver Falls School District Rev., BAM, 5%, 3/15/2026	1,380,000	1,676,603
Beaver County, PA, Big Beaver Falls School District Rev., BAM, 5%, 3/15/2027	1,460,000	1,815,393
Beaver County, PA, General Obligation, BAM, 4%, 11/15/2023	655,000	715,496
Beaver County, PA, General Obligation, BAM, 4%, 11/15/2027	500,000	588,075
Beaver County, PA, General Obligation, BAM, 4%, 11/15/2028	535,000	634,243
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2023	500,000	535,920
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2025	1,500,000	1,658,295
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2027	315,000	354,277
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2028	855,000	954,659
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2029	1,475,000	1,635,052

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B-1”, 5%, 2/01/2040 (Put Date 2/01/2025)	$4,810,000	$5,174,550
Berks County, PA, Reading School District, “A”, BAM, 4%, 4/01/2024	615,000	683,849
Berks County, PA, Reading School District, “A”, BAM, 4%, 4/01/2025	1,000,000	1,139,730
Berks County, PA, Reading School District, “B”, BAM, 4%, 4/01/2024	1,200,000	1,334,340
Berks County, PA, Reading School District, “B”, BAM, 4%, 4/01/2025	1,680,000	1,914,746
Berks County, PA, Reading School District, “C”, BAM, 5%, 4/01/2023	720,000	794,059
Berks County, PA, Reading School District, “C”, BAM, 5%, 4/01/2024	3,635,000	4,160,330
Berks County, PA, Reading School District, “D”, BAM, 5%, 4/01/2025	8,395,000	9,931,453
Charleroi, PA, Area School District, BAM, 4%, 11/15/2026	1,110,000	1,302,285
Charleroi, PA, Area School District, BAM, 4%, 11/15/2028	250,000	300,560
Commonwealth of Pennsylvania, AGM, 5%, 9/15/2025	9,000,000	10,979,640
Commonwealth of Pennsylvania, AGM, 5%, 9/15/2026	6,035,000	7,569,278
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2027	3,000,000	3,774,570
Connellsville, PA, Area School District General Obligation, AGM, 2%, 11/15/2020	500,000	500,230
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2024	530,000	595,376
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2025	535,000	614,362
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2026	580,000	674,204
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2027	940,000	1,103,513
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2028	1,010,000	1,191,507
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2029	1,040,000	1,215,822
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2030	500,000	582,940
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2021	585,000	587,750
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2022	1,025,000	1,058,774

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2023	$730,000	$773,362
Cumberland County, PA, Municipal Authority Rev. (Presbyterian Homes, Inc.), “C”, 4%, 12/01/2026	1,400,000	1,446,382
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2022	1,095,000	1,137,694
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 3.25%, 5/01/2023	160,000	161,467
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2029	1,000,000	1,102,780
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2027	1,075,000	1,341,858
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2030	855,000	1,100,317
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2031	525,000	670,367
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2021	870,000	885,799
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2022	650,000	690,599
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2024	230,000	263,240
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2025	475,000	562,614
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2026	195,000	237,744
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2024	275,000	314,743
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2026	980,000	1,194,816
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2027	2,135,000	2,664,992
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2029	2,605,000	3,386,943
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2030	425,000	546,941
Erie, PA, Water Authority, Water Rev., “D”, BAM, 5%, 12/01/2027	625,000	796,887
Erie, PA, Water Authority, Water Rev., “D”, BAM, 5%, 12/01/2028	1,000,000	1,301,400
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2021	300,000	311,388

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2022	$320,000	$343,648
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2024	700,000	791,252
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2025	265,000	303,171
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2023	770,000	838,892
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2024	1,015,000	1,136,627
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2025	525,000	602,632
Lancaster, PA, Parking Rev., “A”, BAM, 3%, 12/01/2025 (w)	500,000	547,375
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2026	550,000	642,901
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2027	570,000	673,466
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2028	595,000	699,155
Lancaster, PA, Parking Rev., “A”, BAM, 3%, 12/01/2028 (w)	1,315,000	1,457,783
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2029	410,000	477,933
Lancaster, PA, Parking Rev., “A”, BAM, 3%, 12/01/2029 (w)	525,000	573,815
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2030	425,000	492,248
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2031	440,000	506,207
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2032	460,000	526,070
Lancaster, PA, School District General Obligation, “B”, AGM, 4%, 6/01/2022	805,000	850,136
Lancaster, PA, School District General Obligation, “B”, AGM, 4%, 6/01/2023	450,000	490,266
Lehigh County, PA, General Purpose Authority (Lehigh Valley Health Network Hospital), “A”, 5%, 7/01/2021	1,200,000	1,234,608
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2021	1,295,000	1,286,090
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2022	1,345,000	1,324,018
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2023	1,060,000	1,032,154
Luzerne County, PA, “A”, AGM, 5%, 11/15/2020	1,355,000	1,357,046
Luzerne County, PA, “A”, AGM, 5%, 11/15/2021	3,000,000	3,138,330
Luzerne County, PA, “A”, AGM, 5%, 12/15/2021	445,000	467,165
Luzerne County, PA, “A”, AGM, 5%, 12/15/2023	400,000	452,032
Luzerne County, PA, “A”, AGM, 5%, 12/15/2024	410,000	479,142
Luzerne County, PA, “A”, AGM, 5%, 12/15/2026	370,000	456,103
Luzerne County, PA, “A”, AGM, 5%, 12/15/2029	930,000	1,151,563
Luzerne County, PA, “B”, AGM, 5%, 5/15/2021	2,055,000	2,103,971
Luzerne County, PA, Industrial Development Authority, Tax Exempt Guaranteed Lease Rev., AGM, 5%, 12/15/2025	1,000,000	1,204,740
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, “B”, BAM, 5%, 8/01/2028	1,540,000	1,901,361

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 1/01/2023 (Prerefunded 1/01/2022)	$1,225,000	$1,289,619
Montgomery County, PA, Higher Education & Health Authority Rev. (AICUP Financing Program - Gwynedd Mercy University Project), 4%, 5/01/2036 (Put Date 5/01/2022)	1,100,000	1,122,429
Montgomery County, PA, Higher Education & Health Authority Rev. (AICUP Financing Program - Gwynedd Mercy University Project), 4%, 5/01/2036 (Put Date 5/01/2023)	1,205,000	1,245,488
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2029	1,000,000	1,266,360
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2030	1,350,000	1,686,298
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2031	2,355,000	2,913,418
Montgomery County, PA, Industrial Development Authority Health System Rev. (Albert Einstein Healthcare Network Issue), “A”, 5%, 1/15/2021	2,000,000	2,009,720
Montgomery County, PA, Industrial Development Authority Health System Rev. (Albert Einstein Healthcare Network Issue), “A”, 5%, 1/15/2022	3,485,000	3,583,068
Montour County, PA, Geisinger Authority Health System Rev., “C”, 5%, 4/01/2043 (Put Date 4/01/2030)	4,500,000	5,803,515
Northampton and Lehigh Counties, PA, Bethlehem Area School District, “A”, 5%, 2/01/2025	4,575,000	5,433,819
Pennsylvania Economic Development Financing Authority Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 6/30/2021	1,730,000	1,773,302
Pennsylvania Economic Development Financing Authority Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2021	1,730,000	1,806,172
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 3%, 1/01/2021	150,000	150,452
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 3%, 1/01/2022	365,000	372,676
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 3%, 1/01/2024	865,000	910,966
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2026	110,000	123,874

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2026	$2,050,000	$2,385,339
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	2,700,000	3,178,197
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	230,000	275,862
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2021	340,000	347,511
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2022	420,000	447,909
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2023	540,000	599,287
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2024	340,000	391,700
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2025	350,000	417,046
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2026	550,000	672,567
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2028	825,000	1,048,336
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2029	1,500,000	1,933,515
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2030	2,250,000	2,948,557
Pennsylvania Higher Educational Facilities Authority Rev. (Trustees of the University of Pennsylvania), “A”, 5%, 2/15/2022	1,000,000	1,060,550
Pennsylvania Higher Educational Facilities Authority Rev. (Trustees of the University of Pennsylvania), “A”, 5%, 2/15/2023	475,000	525,531
Pennsylvania Higher Educational Facilities Authority Rev. (Trustees of the University of Pennsylvania), “A”, 5%, 2/15/2024	750,000	863,970
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 2.35%, 10/01/2021	2,755,000	2,789,382
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 2.45%, 4/01/2022	3,100,000	3,163,798
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 2.55%, 10/01/2022	3,190,000	3,284,201
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 2.8%, 4/01/2024	1,110,000	1,174,746
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 4.75%, 4/01/2033	4,710,000	5,184,721
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 10/01/2025	750,000	904,590

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 10/01/2026	$740,000	$911,280
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 4/01/2028	950,000	1,200,600
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 4/01/2029	100,000	128,177
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 10/01/2029	450,000	581,220
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “116A”, 3%, 4/01/2023	525,000	550,069
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.2%, 10/01/2028	3,550,000	3,901,308
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 2%, 10/15/2021	190,000	192,751
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2022	255,000	271,116
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2023	280,000	305,684
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2024	300,000	336,420
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2026	250,000	291,815
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2027	480,000	569,189
Philadelphia, PA, Authority for Industrial Development City Agreement Rev. (Cultural and Commercial Corridors Program), “A”, 5%, 12/01/2024	5,675,000	6,666,139
Philadelphia, PA, School District, 5%, 9/01/2022	5,790,000	6,243,531
Philadelphia, PA, School District, 5%, 9/01/2023	2,500,000	2,800,925
Philadelphia, PA, School District, “A”, 5%, 9/01/2021	475,000	491,625
Philadelphia, PA, School District, “A”, 5%, 9/01/2023	1,050,000	1,176,388
Philadelphia, PA, School District, “A”, 5%, 9/01/2025	1,000,000	1,189,830
Philadelphia, PA, School District, “A”, 5%, 9/01/2026	635,000	773,690
Philadelphia, PA, School District, “A”, 5%, 9/01/2027	1,850,000	2,303,897
Philadelphia, PA, School District, “F”, 5%, 9/01/2026	5,000,000	6,092,050
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 7/01/2022	1,510,000	1,626,194

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 4%, 2/01/2024	$1,700,000	$1,891,199
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 4%, 2/01/2025	1,870,000	2,137,560
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 5%, 2/01/2026	2,000,000	2,441,100
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 5%, 2/01/2027	2,250,000	2,801,992
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 5%, 2/01/2028	2,590,000	3,289,378
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 5%, 2/01/2029	2,750,000	3,545,025
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 5%, 2/01/2030	2,925,000	3,771,349
Scranton, PA, School District Rev., FLR, 0.951% (68% of LIBOR - 1mo. + 0.85%), 4/01/2031 (Put Date 4/01/2021)	5,180,000	5,180,622
Wayne County, PA, County Guaranteed Hospital Rev. (Wayne Memorial Hospital Project), “A”, 5%, 7/01/2030	500,000	617,835
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2024	1,250,000	1,426,100
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2025	1,000,000	1,179,680
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2027	1,000,000	1,226,940
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2022	930,000	956,179
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2025	1,605,000	1,729,805
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2022	415,000	440,796
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2023	805,000	878,126
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2024	745,000	836,054
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2025	750,000	863,160
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2026	1,130,000	1,320,326

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2027	$1,170,000	$1,388,018
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2028	1,100,000	1,321,771
York County, PA, Suburban School District General Obligation, “A”, BAM, 4%, 2/15/2022	1,075,000	1,125,622

		$285,907,298
Puerto Rico - 2.5%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, AGM, 5%, 7/01/2028	$1,135,000	$1,158,018
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	1,830,000	1,862,208
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AGM, 5.25%, 7/01/2022	4,070,000	4,305,653
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “E”, AGM, 5.5%, 7/01/2023	500,000	537,635
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2024	740,000	763,177
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AGM, 5.5%, 7/01/2025	1,740,000	1,927,381
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “Y”, AGM, 6.25%, 7/01/2021	1,375,000	1,418,257
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/2021	8,765,000	8,860,275
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027	2,000,000	2,048,540
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	335,000	335,278
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 5%, 7/01/2023	1,365,000	1,392,682
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	3,930,000	3,932,004
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2021	5,115,000	5,162,365
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2022	1,095,000	1,116,550
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2023	435,000	446,249
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	110,000	110,845
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2025	115,000	115,883

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2022	$300,000	$301,377
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2023	370,000	372,268
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2024	1,845,000	1,859,170
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2023	860,000	865,272
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2024	530,000	534,070
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2026	25,000	25,192
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	260,000	265,273
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2023	1,075,000	1,096,801
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2024	1,310,000	1,336,567
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2025	195,000	201,334
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2026	460,000	476,049
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2021	5,000	4,995
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	380,000	383,747
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	160,000	159,706
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	295,000	296,796
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	90,000	89,775

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	$390,000	$388,998
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2023	3,980,000	4,234,362
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	4,900,000	5,283,474
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	615,000	669,993
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	3,270,000	3,582,612
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	135,000	137,738
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	3,210,000	3,393,837
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2027	390,000	399,465
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.5%, 7/01/2034	207,000	216,211
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	718,000	607,507
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	15,340,000	12,020,117
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	245,000	246,882

		$74,942,588
Rhode Island - 0.9%
Providence, RI, “A”, 5%, 1/15/2021	$1,000,000	$1,007,080
Rhode Island Health & Educational Building Corp. Rev. (Lifespan Obligated Group), 5%, 5/15/2026	5,000,000	5,871,300
Rhode Island Health & Educational Building Corp. Rev. (Providence Public Building Authority), “A”, 5%, 5/15/2021	2,240,000	2,293,984
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2020	2,000,000	2,004,840
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2021	880,000	909,515
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2022	550,000	585,052
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2026	950,000	1,101,952
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2027	800,000	939,760
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2028	1,000,000	1,184,100

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Rhode Island - continued
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.8%, 12/01/2031	$550,000	$553,900
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	1,235,000	1,256,538
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2024	765,000	858,491
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2025	1,000,000	1,146,760
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2026	1,125,000	1,304,944
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2027	1,000,000	1,173,990
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2028	1,185,000	1,403,158
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2029	1,250,000	1,493,462

		$25,088,826
South Carolina - 1.1%
Charleston County, SC, Transportation Sales Tax, 5%, 11/01/2022	$3,095,000	$3,388,592
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	4,545,000	4,869,013
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2023	1,300,000	1,467,908
South Carolina Student Loan Corp., Student Loan Rev., “A”, 2.067%, 12/01/2022	2,515,000	2,518,949
South Carolina Student Loan Corp., Student Loan Rev., “A”, 2.208%, 12/01/2023	3,205,000	3,209,519
South Carolina Student Loan Corp., Student Loan Rev., “A”, 2.368%, 12/01/2024	5,000,000	5,007,550
South Carolina Student Loan Corp., Student Loan Rev., “A”, 2.468%, 12/01/2025	6,850,000	6,859,658
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2024	1,000,000	1,167,170
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2025	1,500,000	1,801,275
Williamsburg County, SC, General Obligation Rev. (Capital Projects Sales & Use Tax), “B”, BAM, 5%, 3/01/2026	1,680,000	2,062,788

		$32,352,422
Tennessee - 2.3%
Blount County, TN, Health & Educational Facilities Board, Multi-Family Housing Rev. (Meadowood Apartments Project), 0.3%, 5/01/2023 (Put Date 5/01/2022)	$9,500,000	$9,488,885

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/2021	$720,000	$728,402
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2025	545,000	593,233
Knox County, TN, Health, Educational & Housing Facility Board Rev. (East Tennessee Children’s Hospital), 5%, 11/15/2029	1,175,000	1,485,176
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2023	850,000	922,488
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2024	750,000	839,498
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2025	2,350,000	2,706,095
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2027	265,000	317,126
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2028	500,000	594,450
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 9/01/2028	490,000	574,559
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2029	1,450,000	1,712,218
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	7,750,000	9,393,155
Memphis, TN, Health, Educational and Housing Board, Multi-Family Housing Rev. (Burkle & Main Apartments Project), 1.4%, 11/01/2022 (Put Date 5/01/2022)	1,500,000	1,519,425
Memphis-Shelby County, TN, Airport Authority Rev., “B”, 5%, 7/01/2023	1,750,000	1,942,990
Memphis-Shelby County, TN, Airport Authority Rev., “B”, 5%, 7/01/2024	4,000,000	4,592,360
Memphis-Shelby County, TN, Airport Authority Rev., “B”, 5%, 7/01/2025	2,500,000	2,959,775
Metropolitan Government of Nashville & Davidson County, TN, Electric System Rev., “B”, 5%, 5/15/2021	7,500,000	7,690,125
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 4%, 11/01/2049 (Put Date 11/01/2025)	18,380,000	20,891,076

		$68,951,036
Texas - 6.3%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2021	$400,000	$414,212
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2022	350,000	377,272
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2023	325,000	363,896

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2024	$325,000	$377,046
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2025	400,000	483,848
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2026	400,000	497,040
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2027	525,000	665,695
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2025	2,790,000	2,877,745
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2024	1,200,000	1,168,872
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2021	400,000	405,592
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2022	1,055,000	1,105,176
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2022	460,000	481,878
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2023	1,070,000	1,155,942
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2023	750,000	810,240
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2024	1,025,000	1,140,066
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2025	985,000	1,125,185
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2026	940,000	1,097,215
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2026	1,005,000	1,173,086
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2027	805,000	953,683
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2028	710,000	852,213
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2028	1,340,000	1,608,402
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2029	495,000	599,955
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2029	1,440,000	1,745,323
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 3%, 4/01/2039	335,000	336,082

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Brownsville, TX, Independent School District, “A”, Texas PSF, 5%, 2/15/2021	$6,595,000	$6,684,032
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2025	950,000	1,108,916
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2026	1,000,000	1,198,240
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2027	1,000,000	1,186,290
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2029	1,100,000	1,296,240
Central Texas Regional Mobility Authority, “F”, 5%, 1/01/2025 (w)	4,000,000	4,576,480
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 4%, 8/15/2023	900,000	990,018
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 5%, 8/15/2024	600,000	703,206
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 5%, 8/15/2026	1,475,000	1,837,570
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 3.375%, 12/01/2024	1,435,000	1,472,195
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 5%, 9/01/2023	525,000	574,240
Deer Park, TX, Independent School District Rev., Texas PSF, 0.28%, 10/01/2042 (Put Date 10/01/2021)	7,500,000	7,495,200
El Paso, TX, General Obligation, 4%, 8/15/2029	1,440,000	1,687,392
Gaines County, TX, Seminole Hospital District, “A”, 3.75%, 2/15/2023	2,020,000	2,096,174
Gaines County, TX, Seminole Hospital District, “A”, 3.9%, 2/15/2024	2,125,000	2,208,597
Gaines County, TX, Seminole Hospital District, “A”, 4.05%, 2/15/2025	2,215,000	2,305,416
Gaines County, TX, Seminole Hospital District, “A”, 4.25%, 2/15/2026	1,155,000	1,202,794
Gaines County, TX, Seminole Hospital District, “A”, 4.5%, 2/15/2027	2,405,000	2,506,996
Gaines County, TX, Seminole Hospital District, “A”, 4.65%, 2/15/2028	2,615,000	2,726,922
Goose Creek, TX, Independent School District Rev., “B”, Texas PSF, 0.27%, 10/01/2049 (Put Date 10/01/2021)	11,000,000	10,991,970
Gulf Coast Waste Disposal Authority, TX, Solid Waste Disposal Rev. (Waste Management of Texas, Inc.), “B”, 2.45%, 5/01/2028 (Put Date 5/03/2021)	920,000	927,838
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children’s Hospital), “A”, 5%, 10/01/2027	6,000,000	7,584,900
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children’s Hospital), “A”, 5%, 10/01/2028	9,000,000	11,588,400

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2020	$575,000	$575,448
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	1,010,000	1,026,705
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project) “A”, 5%, 7/01/2027	355,000	371,610
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects) “B-2”, 5%, 7/15/2027	490,000	512,907
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2024	4,000,000	4,603,320
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2025	1,000,000	1,186,420
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2026	3,000,000	3,638,640
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2022	500,000	540,690
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2023	550,000	618,018
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2024	575,000	668,834
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2026	1,100,000	1,350,008
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2024	250,000	291,098
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2025	500,000	601,095
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2028	350,000	418,810
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2025	130,000	140,516
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2026	150,000	163,230
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2028	225,000	246,911
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2029	275,000	302,071
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2030	185,000	201,939
Lone Star College System, TX, 5%, 2/15/2027	3,750,000	4,605,450
Matagorda County, TX, Navigation District 1, Pollution Control Refunding Rev. (Central Power & Light Co. Project), 0.9%, 5/01/2030 (Put Date 9/01/2023)	1,360,000	1,351,228
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 2.6%, 11/01/2029	3,000,000	3,154,350
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 4%, 4/01/2021	400,000	404,128

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5%, 6/01/2024	$1,915,000	$2,235,188
Prosper, TX, Independent School District, School Building, Texas PSF, 5%, 2/15/2029	600,000	790,476
Prosper, TX, Independent School District, School Building, Texas PSF, 5%, 2/15/2030	700,000	918,400
Regents of the University of North Texas Rev. Financing System, “A”, 5%, 4/15/2026	1,000,000	1,232,910
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2024	1,595,000	1,824,377
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2025	1,015,000	1,194,056
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2026	1,690,000	2,030,214
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2027	1,870,000	2,284,448
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2028	565,000	700,640
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2021	1,000,000	1,028,840
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2022	1,405,000	1,506,286
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2023	1,100,000	1,212,409
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2024	860,000	977,356
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2025	1,600,000	1,867,184
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2026	1,250,000	1,490,350
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2027	2,750,000	3,338,115
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Healthcare Project), “A”, 5%, 8/15/2022	1,160,000	1,247,592
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2020	785,000	785,636
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2021	1,390,000	1,424,069
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2022	1,460,000	1,527,467
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2024	515,000	556,087

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2025	$1,675,000	$1,832,869
Texas Department of Housing and Community Affairs, Multi-Family Housing Rev. (Scott Street Lofts), 0.7%, 8/01/2040 (Put Date 8/01/2023)	5,000,000	5,002,950
Texas Gas Acquisition & Supply Corp. III., Gas Supply Rev., 5%, 12/15/2026	440,000	474,734
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (LBJ Infrastructure Group LLC I-635 Managed Lanes Project), “A”, 4%, 12/31/2030	2,250,000	2,656,147
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (LBJ Infrastructure Group LLC I-635 Managed Lanes Project), “A”, 4%, 6/30/2031	4,000,000	4,677,720
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (LBJ Infrastructure Group LLC I-635 Managed Lanes Project), “A”, 4%, 12/31/2031	4,500,000	5,243,580
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (LBJ Infrastructure Group LLC I-635 Managed Lanes Project), “A”, 4%, 6/30/2032	3,500,000	4,035,255
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2028	135,000	108,755
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2029	500,000	387,620
Travis County, TX, Health Facilities Development Corp. First Mortgage Refunding Rev. (Longhorn Village Project), “A”, 7%, 1/01/2032 (Prerefunded 1/01/2021)	1,715,000	1,733,488
Travis County, TX, Health Facilities Development Corp. First Mortgage Refunding Rev. (Longhorn Village Project), “A”, 7.125%, 1/01/2046 (Prerefunded 1/01/2021)	2,215,000	2,239,321
Waco, TX, 5%, 2/01/2027	3,220,000	4,072,431

		$186,376,086
U.S. Virgin Islands - 0.3%
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2023	$1,500,000	$1,642,005
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2024	1,500,000	1,687,170
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/2025	3,595,000	3,659,279
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “B”, AGM, 5%, 10/01/2025	2,715,000	2,812,224

		$9,800,678

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utah - 0.6%
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2025	$1,990,000	$2,343,026
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2026	1,200,000	1,445,940
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2028	5,000,000	6,220,700
Utah County, UT, Hospital Rev. (IHC Health Services, Inc.), “B-2”, 5%, 5/15/2060 (Put Date 8/01/2026)	5,000,000	6,200,300

		$16,209,966
Vermont - 0.9%
Burlington, VT, Airport Rev., “A”, 5%, 7/01/2022	$1,075,000	$1,118,226
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2023	525,000	571,232
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2024	1,010,000	1,129,836
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2024	775,000	866,954
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2025	360,000	412,636
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	1,470,000	1,714,843
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	775,000	904,084
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	775,000	896,264
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	1,000,000	1,182,510
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	1,000,000	1,182,510
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	1,600,000	1,911,840
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	1,735,000	2,073,151
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	1,640,000	1,974,708
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	1,450,000	1,745,930
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2030	1,000,000	1,212,290
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2022	1,420,000	1,498,810

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Vermont - continued
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2023	$1,000,000	$1,088,060
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2024	850,000	950,852
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2025	875,000	1,002,934
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	2,100,000	2,449,776

		$25,887,446
Virginia - 1.1%
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2024	$775,000	$895,846
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2025	475,000	567,387
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2027	1,025,000	1,284,653
Charles City County, VA, Economic Development Authority Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 8/01/2027 (Put Date 5/02/2022)	475,000	485,716
Gloucester County, VA, Industrial Development Authority Rev. (Waste Management Disposal Services of Virginia, Inc.), “A”, 2.4%, 9/01/2038 (Put Date 5/02/2022)	410,000	419,250
Halifax County, VA, Industrial Development Authority Recovery Zone Facility Rev. (Virginia Electric & Power Co. Project), “A”, 0.45%, 12/01/2041 (Put Date 4/01/2022)	3,060,000	3,056,573
King George County, VA, Industrial Development Authority Solid Waste Disposal Rev. (King George Landfill, Inc. Project), “A”, 2.5%, 6/01/2023	545,000	562,789
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “B”, 0.75%, 11/01/2035 (Put Date 9/02/2025)	2,340,000	2,337,051
Portsmouth, VA, Refunding and Public Improvement, “A”, 5%, 2/01/2021	1,375,000	1,391,046
Sussex County, VA, Industrial Development Authority Solid Waste Disposal Rev. (Atlantic Waste Disposal, Inc. Project), “A”, 2.4%, 6/01/2028 (Put Date 5/01/2022)	475,000	485,716
Virginia Housing Development Authority Rev., Rental Housing, “A”, 1.9%, 3/01/2023	6,355,000	6,359,194
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 8/01/2023	4,000,000	4,517,760
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2021	1,000,000	1,040,010

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2022	$750,000	$812,610
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 5%, 1/01/2022	400,000	419,360
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 5%, 1/01/2023	425,000	462,600
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 5%, 1/01/2024	500,000	563,760
Wise County, VA, Industrial Development Authority, Solid Waste & Sewage Disposal Rev. (Virginia Electric and Power Co. Project), “A”, 0.75%, 10/01/2040 (Put Date 9/02/2025)	2,700,000	2,696,571
Wise County, VA, Industrial Development Authority, Solid Waste and Sewage Disposal Rev. (Virginia Electric and Power Co. Project), “A”, 1.2%, 11/01/2040 (Put Date 5/31/2024)	4,555,000	4,630,431

		$32,988,323
Washington - 1.7%
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2021	$2,455,000	$2,530,295
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2022	2,000,000	2,146,260
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2023	1,500,000	1,667,955
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation, 3.5%, 12/15/2023	2,080,000	2,146,394
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation, 4%, 12/15/2028	4,015,000	4,342,704
Pierce County, WA, “A”, 5%, 7/01/2022	3,290,000	3,544,876
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/2022	1,740,000	1,864,323
Seattle, WA, Port Rev., 5%, 4/01/2025	1,750,000	2,056,127
Seattle, WA, Port Rev., 5%, 4/01/2026	3,000,000	3,604,770
Seattle, WA, Port Rev., 5%, 4/01/2030	14,685,000	18,226,435
Seattle, WA, Port Rev., 5%, 4/01/2031	3,500,000	4,319,595
Washington Health Care Facilities Authority Rev. (CommonSpirit Health), “B-3”, 5%, 8/01/2049 (Put Date 8/01/2026)	3,500,000	4,144,630
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “B”, 5%, 10/01/2042 (Put Date 10/01/2021)	1,000,000	1,040,290

		$51,634,654
West Virginia - 0.9%
Harrison County, WV, Community Solid Waste Disposal Rev. (Monongahela Power Co.), 3%, 10/15/2037	$10,000,000	$10,175,700
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 2.55%, 3/01/2040 (Put Date 4/01/2024)	4,000,000	4,191,800

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
West Virginia - continued
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Wheeling Power Company - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 4/01/2022)	$11,500,000	$11,825,105
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), “A”, 1%, 1/01/2041 (Put Date 9/01/2025)	1,510,000	1,496,682

		$27,689,287
Wisconsin - 1.3%
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2028 (w)	$265,000	$218,514
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2029 (w)	365,000	290,522
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2030 (w)	550,000	420,987
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2028 (w)	1,055,000	869,879
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2029 (w)	1,050,000	835,695
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2030 (w)	1,095,000	838,091
Wisconsin Health & Educational Facilities Authority Rev. (Ascension Health Alliance Senior Credit Group), “B”, 5%, 11/15/2043 (Put Date 6/01/2021)	5,000,000	5,133,450
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/2022 (Prerefunded 7/15/2021)	6,000,000	6,201,780
Wisconsin Health & Educational Facilities Authority Rev. (Marquette University), 5%, 10/01/2022	975,000	1,049,987
Wisconsin Health & Educational Facilities Authority Rev. (Marquette University), 5%, 10/01/2024	440,000	503,404
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “B-2”, 5%, 2/15/2051 (Put Date 2/15/2027)	4,000,000	4,801,960
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 3%, 8/15/2026	4,340,000	4,659,641
Wisconsin Health & Educational Facilities Authority Rev. (Unity Point Health Facilities), “A”, 5%, 12/01/2020	800,000	802,720
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	1,075,000	1,120,472
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2022	350,000	374,605
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2023	400,000	445,256

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2024	$400,000	$461,616
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2025	425,000	506,736
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2026	325,000	396,627
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2027	450,000	558,081
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2028	725,000	914,356
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2029	900,000	1,149,120
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027	1,995,000	1,713,585
Wisconsin Public Finance Authority Solid Waste Disposal Refunding Rev. (Waste Management, Inc. Project), 2%, 7/01/2029 (Put Date 6/01/2021)	3,470,000	3,495,157

		$37,762,241
Total Municipal Bonds (Identified Cost, $2,850,892,235)		$2,941,340,415

Bonds - 0.2%
Consumer Services - 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2026 (Identified Cost, $5,594,966) (n)	$7,427,000	$6,154,728

Investment Companies (h) - 1.3%
Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 0.1% (v) (Identified Cost, $38,799,262)	38,799,719	$38,799,719

Other Assets, Less Liabilities - (0.7)%		(20,983,113)
Net Assets - 100.0%		$2,965,311,749

(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $38,799,719 and $2,947,495,143, respectively.

(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $14,129,257, representing 0.5% of net assets.

Portfolio of Investments (unaudited) – continued

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:

AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SIFMA	Securities Industry & Financial Markets Assn.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $2,856,487,201)	$2,947,495,143
Investments in affiliated issuers, at value (identified cost, $38,799,262)	38,799,719
Receivables for
Investments sold	10,807,014
Fund shares sold	9,122,413
Interest	30,343,413
Other assets	34,719
Total assets	$3,036,602,421

Liabilities
Payables for
Distributions	$659,395
Investments purchased	1,905,000
Fund shares reacquired	3,683,487
When-issued investments purchased	64,198,069
Payable to affiliates
Investment adviser	92,505
Administrative services fee	3,166
Shareholder servicing costs	551,388
Distribution and service fees	20,443
Accrued expenses and other liabilities	177,219
Total liabilities	$71,290,672
Net assets	$2,965,311,749

Net assets consist of
Paid-in capital	$2,898,733,839
Total distributable earnings (loss)	66,577,910
Net assets	$2,965,311,749
Shares of beneficial interest outstanding	356,926,631

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,232,327,161	148,236,953	$8.31
Class B	305,654	36,815	8.30
Class C	64,830,450	7,794,769	8.32
Class I	1,285,117,775	154,749,038	8.30
Class R6	382,730,709	46,109,056	8.30

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.52 [100 / 97.50 x $8.31]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$34,141,497
Dividends from affiliated issuers	57,433
Other	316
Total investment income	$34,199,246
Expenses
Management fee	$5,480,007
Distribution and service fees	1,814,228
Shareholder servicing costs	983,368
Administrative services fee	188,585
Independent Trustees’ compensation	19,335
Custodian fee	136,053
Shareholder communications	37,041
Audit and tax fees	28,700
Legal fees	9,993
Miscellaneous	154,936
Total expenses	$8,852,246
Fees paid indirectly	(607)
Reduction of expenses by investment adviser and distributor	(739,745)
Net expenses	$8,111,894
Net investment income (loss)	$26,087,352

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(473,592)
Affiliated issuers	(7,707)
Net realized gain (loss)	$(481,299)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$79,374,288
Affiliated issuers	2,416
Net unrealized gain (loss)	$79,376,704
Net realized and unrealized gain (loss)	$78,895,405
Change in net assets from operations	$104,982,757

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 10/31/20 (unaudited)	Year ended 4/30/20

From operations
Net investment income (loss)	$26,087,352	$48,464,587
Net realized gain (loss)	(481,299)	(8,749,028)
Net unrealized gain (loss)	79,376,704	(32,895,156)
Change in net assets from operations	$104,982,757	$6,820,403
Total distributions to shareholders	$(25,318,186)	$(49,097,132)
Change in net assets from fund share transactions	$368,169,306	$448,791,595
Total change in net assets	$447,833,877	$406,514,866

Net assets
At beginning of period	2,517,477,872	2,110,963,006
At end of period	$2,965,311,749	$2,517,477,872

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/20		Year ended
Class A			4/30/20	4/30/19	4/30/18	4/30/17		4/30/16
	(unaudited)
Net asset value, beginning of period	$8.06		$8.16	$7.99	$8.11	$8.23		$8.16

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.16	$0.18	$0.17	$0.16	(c)	$0.15
Net realized and unrealized gain (loss)	0.24		(0.09)	0.16	(0.12)	(0.12)		0.06
Total from investment operations	$0.32		$0.07	$0.34	$0.05	$0.04		$0.21

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.17)	$(0.17)	$(0.17)	$(0.16)		$(0.14)
Net asset value, end of period (x)	$8.31		$8.06	$8.16	$7.99	$8.11		$8.23
Total return (%) (r)(s)(t)(x)	4.02	(n)	0.78	4.36	0.60	0.47	(c)	2.63

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	(a)	0.78	0.78	0.79	0.80	(c)	0.80
Expenses after expense reductions (f)	0.66	(a)	0.66	0.67	0.69	0.69	(c)	0.69
Net investment income (loss)	1.82	(a)	1.97	2.18	2.06	1.95	(c)	1.82
Portfolio turnover	10	(n)	24	32	33	27		24
Net assets at end of period (000 omitted)	$1,232,327		$1,060,370	$817,277	$692,006	$647,875		$703,594
See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/20		Year ended
Class B			4/30/20	4/30/19	4/30/18	4/30/17		4/30/16
	(unaudited)
Net asset value, beginning of period	$8.05		$8.15	$7.98	$8.10	$8.22		$8.15

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.10	$0.12	$0.11	$0.10	(c)	$0.09
Net realized and unrealized gain (loss)	0.24		(0.10)	0.16	(0.12)	(0.12)		0.06
Total from investment operations	$0.29		$0.00	$0.28	$(0.01)	$(0.02)		$0.15

Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.10)	$(0.11)	$(0.11)	$(0.10)		$(0.08)
Net asset value, end of period (x)	$8.30		$8.05	$8.15	$7.98	$8.10		$8.22
Total return (%) (r)(s)(t)(x)	3.64(n	)	0.03	3.59	(0.15)	(0.28	)(c)	1.87

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	(a)	1.53	1.53	1.55	1.55	(c)	1.55
Expenses after expense reductions (f)	1.41	(a)	1.42	1.42	1.44	1.44	(c)	1.45
Net investment income (loss)	1.09	(a)	1.25	1.43	1.32	1.21	(c)	1.08
Portfolio turnover	10	(n)	24	32	33	27		24
Net assets at end of period (000 omitted)	$306		$470	$902	$1,008	$1,367		$1,945

	Six months ended 10/31/20		Year ended
Class C			4/30/20	4/30/19	4/30/18	4/30/17		4/30/16
	(unaudited)
Net asset value, beginning of period	$8.06		$8.16	$7.99	$8.11	$8.24		$8.16

Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.09	$0.11	$0.10	$0.09	(c)	$0.08
Net realized and unrealized gain (loss)	0.26		(0.09)	0.17	(0.12)	(0.13)		0.07
Total from investment operations	$0.30		$0.00	$0.28	$(0.02)	$(0.04)		$0.15

Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.10)	$(0.11)	$(0.10)	$(0.09)		$(0.07)
Net asset value, end of period (x)	$8.32		$8.06	$8.16	$7.99	$8.11		$8.24
Total return (%) (r)(s)(t)(x)	3.71	(n)	(0.07)	3.49	(0.25)	(0.50	)(c)	1.88

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	(a)	1.53	1.53	1.55	1.55	(c)	1.55
Expenses after expense reductions (f)	1.51	(a)	1.52	1.52	1.54	1.54	(c)	1.54
Net investment income (loss)	0.99	(a)	1.14	1.33	1.22	1.11	(c)	0.97
Portfolio turnover	10	(n)	24	32	33	27		24
Net assets at end of period (000 omitted)	$64,830		$78,365	$89,702	$105,269	$128,146		$139,554

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/20		Year ended
Class I			4/30/20	4/30/19	4/30/18	4/30/17		4/30/16
	(unaudited)
Net asset value, beginning of period	$8.05		$8.15	$7.98	$8.10	$8.22		$8.15

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.18	$0.19	$0.18	$0.17	(c)	$0.16
Net realized and unrealized gain (loss)	0.25		(0.10)	0.17	(0.12)	(0.12)		0.06
Total from investment operations	$0.33		$0.08	$0.36	$0.06	$0.05		$0.22

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.18)	$(0.19)	$(0.18)	$(0.17)		$(0.15)
Net asset value, end of period (x)	$8.30		$8.05	$8.15	$7.98	$8.10		$8.22
Total return (%) (r)(s)(t)(x)	4.11	(n)	0.92	4.52	0.75	0.61	(c)	2.79

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52	(a)	0.53	0.53	0.54	0.55	(c)	0.55
Expenses after expense reductions (f)	0.51	(a)	0.52	0.52	0.54	0.54	(c)	0.54
Net investment income (loss)	1.97	(a)	2.12	2.33	2.21	2.11	(c)	1.96
Portfolio turnover	10	(n)	24	32	33	27		24
Net assets at end of period (000 omitted)	$1,285,118		$1,128,577	$957,507	$756,720	$876,126		$651,872

	Six months ended 10/31/20		Year ended
Class R6			4/30/20	4/30/19	4/30/18 (i)
	(unaudited)
Net asset value, beginning of period	$8.05		$8.15	$7.98	$8.19

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.18	$0.19	$0.12
Net realized and unrealized gain (loss)	0.25		(0.10)	0.17	(0.21)
Total from investment operations	$0.33		$0.08	$0.36	$(0.09)

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.18)	$(0.19)	$(0.12)
Net asset value, end of period (x)	$8.30		$8.05	$8.15	$7.98
Total return (%) (r)(s)(t)(x)	4.14	(n)	1.00	4.60	(1.06	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.44	(a)	0.45	0.45	0.46	(a)
Expenses after expense reductions (f)	0.43	(a)	0.44	0.44	0.45	(a)
Net investment income (loss)	2.03	(a)	2.21	2.40	2.30	(a)
Portfolio turnover	10	(n)	24	32	33
Net assets at end of period (000 omitted)	$382,731		$249,695	$245,575	$280,725

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class R6, the period is from the class inception, September 1, 2017, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Municipal Limited Maturity Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and

Notes to Financial Statements (unaudited) – continued

other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other

Notes to Financial Statements (unaudited) – continued

market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$2,941,340,415	$—	$2,941,340,415
U.S. Corporate Bonds	—	6,154,728	—	6,154,728
Mutual Funds	38,799,719	—	—	38,799,719
Total	$38,799,719	$2,947,495,143	$—	$2,986,294,862

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in

Notes to Financial Statements (unaudited) – continued

realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund may purchase or sell debt securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased in the Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. At the time that it enters into a when-issued or delayed delivery transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended October 31, 2020, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

During the year ended April 30, 2020, there were no significant adjustments due to differences between book and tax accounting.

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 4/30/20
Ordinary income (including any short-term capital gains)	$1,065,976
Tax-exempt income	48,031,156

Total distributions	$49,097,132

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/20

Cost of investments	$2,895,286,463
Gross appreciation	98,565,110

Gross depreciation	(7,556,711)
Net unrealized appreciation (depreciation)	$91,008,399

As of 4/30/20

Undistributed ordinary income	427,282
Undistributed tax-exempt income	2,211,738
Capital loss carryforwards	(23,578,244)
Other temporary differences	(3,960,899)
Net unrealized appreciation (depreciation)	(11,813,462)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of April 30, 2020, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(22,747,016)
Long-Term	(831,228)
Total	$(23,578,244)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. On October 2, 2020, the fund announced that effective December 21, 2020, the time period will be shortened for the automatic conversion of Class C shares to Class A shares, of the same fund, from approximately ten years to approximately eight years after purchase. On or about December 21, 2020, any Class C shares that have an original purchase date of

Notes to Financial Statements (unaudited) – continued

December 31, 2012 or earlier will convert to Class A shares, of the same fund. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 10/31/20	Year ended 4/30/20
Class A	$10,286,692	$19,154,214
Class B	2,342	9,571
Class C	336,828	978,382
Class I	11,685,632	23,284,713
Class R6	3,006,692	5,670,252
Total	$25,318,186	$49,097,132

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period from May 1, 2020 through July 31, 2020, the management fee was computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets. Effective August 1, 2020, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $2.5 billion	0.40%
In excess of $2.5 billion	0.35%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended October 31, 2020, this management fee reduction amounted to $155,152, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2020 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Class A	Class B	Class C	Class I	Class R6
0.69%	1.44%	1.54%	0.54%	0.46%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2021. For the six months ended October 31, 2020, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $64,373 for the six months ended October 31, 2020, as its portion of the initial sales charge on sales of Class A shares of the fund.

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$1,452,649
Class B	0.75%	0.25%	1.00%	0.90%	2,253
Class C	0.75%	0.25%	1.00%	1.00%	359,326
Total Distribution and Service Fees					$1,814,228

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2020 based on each class’s average daily net assets. 0.10% of the Class A and Class B service fee is currently being waived under a written waiver arrangement. For the six months ended October 31, 2020, this waiver amounted to $581,051 and $225, for Class A and Class B, respectively, and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2021. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended October 31, 2020, this rebate amounted to $3,317 for Class A and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2020, were as follows:

Amount
Class A	$91,043
Class B	—
Class C	6,287

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2020, the fee was $31,202, which equated to 0.0023%

Notes to Financial Statements (unaudited) – continued

annually of the fund’s average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $952,166.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2020 was equivalent to an annual effective rate of 0.0137% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

(4) Portfolio Securities

For the six months ended October 31, 2020, purchases and sales of investments, other than short-term obligations, aggregated $726,339,325 and $255,610,098, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/20		Year ended 4/30/20

	Shares	Amount	Shares	Amount
Shares sold
Class A	30,735,825	$254,857,540	61,696,041	$509,986,936
Class B	23,594	195,919	70	575
Class C	608,202	5,039,719	2,595,014	21,499,482
Class I	32,542,223	269,505,668	68,302,368	563,089,893
Class R6	17,804,717	147,853,475	13,681,588	112,767,896
	81,714,561	$677,452,321	146,275,081	$1,207,344,782

Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/20		Year ended 4/30/20

	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,156,868	$9,605,342	2,177,131	$18,005,764
Class B	276	2,292	1,075	8,886
Class C	35,415	294,044	100,078	828,207
Class I	1,004,130	8,328,935	1,910,137	15,785,004
Class R6	359,814	2,982,856	676,158	5,584,420
	2,556,503	$21,213,469	4,864,579	$40,212,281

Shares reacquired
Class A	(15,232,639)	$(126,182,308)	(32,464,789)	$(266,571,720)
Class B	(45,484)	(377,029)	(53,357)	(443,856)
Class C	(2,567,372)	(21,324,265)	(3,964,372)	(32,704,450)
Class I	(18,983,176)	(157,065,460)	(47,505,957)	(388,387,046)
Class R6	(3,088,247)	(25,547,422)	(13,473,477)	(110,658,396)
	(39,916,918)	$(330,496,484)	(97,461,952)	$(798,765,468)

Net change
Class A	16,660,054	$138,280,574	31,408,383	$261,420,980
Class B	(21,614)	(178,818)	(52,212)	(434,395)
Class C	(1,923,755)	(15,990,502)	(1,269,280)	(10,376,761)
Class I	14,563,177	120,769,143	22,706,548	190,487,851
Class R6	15,076,284	125,288,909	884,269	7,693,920
	44,354,146	$368,169,306	53,677,708	$448,791,595

Effective May 1, 2006, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended October 31, 2020, the fund’s commitment fee and interest expense were $6,927 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$49,459,051	$441,751,140	$452,405,181	$(7,707)	$2,416	$38,799,719

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$57,433	$—

(8) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

MFS Municipal Limited Maturity Fund

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2020 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2019 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the

Board Review of Investment Advisory Agreement – continued

Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2019, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2019 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report. In addition, the Trustees reviewed the Fund’s Class I total return performance relative to the Fund’s benchmark performance for the five-, three- and one-year periods ended December 31, 2019.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an

Board Review of Investment Advisory Agreement – continued

expense limitation for the Fund, and that MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS, currently observes a Class A 12b-1 fee waiver, each of which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was higher than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that MFS has agreed to implement a contractual breakpoint that reduces its advisory fee rate on the Fund’s average daily net assets over $2.5 billion effective August 1, 2020. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel

Board Review of Investment Advisory Agreement – continued

and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFD. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2020.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests.

MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.

There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report
October 31, 2020
MFS®  Total Return
Bond Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund's annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund's Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.
If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.
RBF-SEM

MFS ® Total Return Bond Fund

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR
Dear Shareholders:
Markets experienced dramatic swings this year as the coronavirus pandemic brought the global economy to a standstill for several months early in the year, though optimism over the development of vaccines and therapeutics later brightened the economic and market outlook. However, a great deal of uncertainty remains as case counts in the United States and Europe remain very high and it is still unclear when a vaccine will become widely available. In the United States, political uncertainty eased after former Vice President Joe Biden was projected the winner of the presidential election, though whether his party also gains control of Congress will not be known until two Senate runoff elections in Georgia in early January.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support, though in the U.S. some of those measures were allowed to lapse at the end of July as negotiators found themselves at an impasse over the scope of additional funding. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.
Respectfully,
Robert J. Manning
Executive Chair
MFS Investment Management
December 16, 2020
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure (i)
Fixed income sectors (i)
Investment Grade Corporates	44.2%
Mortgage-Backed Securities	20.5%
Commercial Mortgage-Backed Securities	10.1%
U.S. Treasury Securities	9.1%
Collateralized Debt Obligations	6.3%
High Yield Corporates	4.3%
Municipal Bonds	2.1%
Asset-Backed Securities	1.8%
Emerging Markets Bonds	1.1%
U.S. Government Agencies	0.5%
Non-U.S. Government Bonds	0.1%
Residential Mortgage-Backed Securities (o)	0.0%
Composition including fixed income credit quality (a)(i)
AAA	12.0%
AA	6.4%
A	18.1%
BBB	27.3%
BB	3.7%
B	0.8%
CCC	0.4%
CC (o)	0.0%
D (o)	0.0%
U.S. Government	7.3%
Federal Agencies	21.0%
Not Rated	3.1%
Cash & Cash Equivalents	1.7%
Other	(1.8)%
Portfolio facts (i)
Average Duration (d)	6.0
Average Effective Maturity (m)	8.8 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change.U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency
2

Portfolio Composition - continued
mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of October 31, 2020.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
May 1, 2020 through October 31, 2020
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2020 through October 31, 2020.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/20	Ending Account Value 10/31/20	Expenses Paid During Period (p) 5/01/20-10/31/20
A	Actual	0.63%	$1,000.00	$1,046.27	$3.25
	Hypothetical (h)	0.63%	$1,000.00	$1,022.03	$3.21
B	Actual	1.38%	$1,000.00	$1,042.34	$7.10
	Hypothetical (h)	1.38%	$1,000.00	$1,018.25	$7.02
C	Actual	1.48%	$1,000.00	$1,041.82	$7.62
	Hypothetical (h)	1.48%	$1,000.00	$1,017.74	$7.53
I	Actual	0.48%	$1,000.00	$1,047.01	$2.48
	Hypothetical (h)	0.48%	$1,000.00	$1,022.79	$2.45
R1	Actual	1.48%	$1,000.00	$1,041.82	$7.62
	Hypothetical (h)	1.48%	$1,000.00	$1,017.74	$7.53
R2	Actual	0.98%	$1,000.00	$1,044.46	$5.05
	Hypothetical (h)	0.98%	$1,000.00	$1,020.27	$4.99
R3	Actual	0.73%	$1,000.00	$1,045.75	$3.76
	Hypothetical (h)	0.73%	$1,000.00	$1,021.53	$3.72
R4	Actual	0.48%	$1,000.00	$1,047.01	$2.48
	Hypothetical (h)	0.48%	$1,000.00	$1,022.79	$2.45
R6	Actual	0.39%	$1,000.00	$1,047.48	$2.01
	Hypothetical (h)	0.39%	$1,000.00	$1,023.24	$1.99
529A	Actual	0.66%	$1,000.00	$1,046.14	$3.40
	Hypothetical (h)	0.66%	$1,000.00	$1,021.88	$3.36
529B	Actual	0.78%	$1,000.00	$1,045.35	$4.02
	Hypothetical (h)	0.78%	$1,000.00	$1,021.27	$3.97
529C	Actual	1.53%	$1,000.00	$1,041.58	$7.87
	Hypothetical (h)	1.53%	$1,000.00	$1,017.49	$7.78
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Changes to the fund’s fee arrangements occurred during the six month period. In addition, for the six month period, the distribution fee for Class 529B was not imposed. Had the changes to the fund’s fee arrangements been in effect, and the distribution fee imposed for Class 529B throughout the entire six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.60%, $3.09, and $3.06 for Class A, 1.35%, $6.95, and $6.87 for Class B, 1.45%, $7.46, and $7.38 for Class C, 0.45%, $2.32, and $2.29 for Class I, 1.45%, $7.46, and $7.38 for Class R1, 0.95%, $4.90, and $4.84 for Class R2, 0.70%, $3.61, and $3.57 for Class R3,
5

Expense Table - continued
0.45%, $2.32, and $2.29 for Class R4, 0.36%, $1.86, and $1.84 for Class R6, 0.63%, $3.25, and $3.21 for Class 529A, 1.50%, $7.73, and $7.63 for Class 529B, and 1.50%, $7.72, and $7.63 for Class 529C, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.
Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A shares, this rebate reduced the expense ratio above by 0.03%. See Note 3 in the Notes to Financial Statements for additional information.
6

Portfolio of Investments
10/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.7%
Aerospace – 0.5%
Raytheon Technologies Corp., 4.125%, 11/16/2028	$8,351,000	$ 9,792,857
Raytheon Technologies Corp., 4.05%, 5/04/2047	13,687,000	16,304,904
TransDigm, Inc., 6.5%, 7/15/2024	14,422,000	14,403,972
		$40,501,733
Apparel Manufacturers – 0.4%
NIKE, Inc., 3.375%, 3/27/2050	$26,728,000	$ 30,734,506
Asset-Backed & Securitized – 18.1%
AIMCO Properties CLO LP, 2015-AA, “BR”, FLR, 1.537% (LIBOR - 3mo. + 1.3%), 1/15/2028 (n)	$16,000,000	$ 15,633,920
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 1.808% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	14,107,464	13,781,469
ALM Loan Funding, CLO, 2015-16A, “AAR2”, FLR, 1.137% (LIBOR - 3mo. + 0.90%), 7/15/2027 (n)	4,628,950	4,600,635
Arbor Realty Trust, Inc., CLO, 2018-FL1, “A”, FLR, 1.298% (LIBOR - 1mo. + 1.15%), 6/15/2028 (n)	18,855,000	18,621,405
Arbor Realty Trust, Inc., CLO, 2019-FL1, “D”, FLR, 2.648% (LIBOR - 1mo. + 2.5%), 5/15/2037 (n)	19,810,500	18,849,711
Arbor Realty Trust, Inc., CLO, 2020-FL1, “C”, FLR, 2.198% (LIBOR - 1mo. + 2.05%), 2/15/2035 (n)	12,681,500	12,259,891
AREIT CRE Trust, 2019-CRE3, “A”, FLR, 1.167% (LIBOR - 1mo. + 1.02%), 9/14/2036 (n)	4,150,000	4,088,157
AREIT CRE Trust, 2019-CRE3, “B”, FLR, 1.697% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	7,734,500	7,378,009
AREIT CRE Trust, 2019-CRE3, “C”, FLR, 2.047% (LIBOR - 1mo. + 1.9%), 9/14/2036 (n)	6,751,000	6,428,160
AREIT CRE Trust, 2019-CRE3, “D”, FLR, 2.797% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	6,243,500	5,929,752
Atrium XII Corp., 2012-A, “B1R”, FLR, 1.566% (LIBOR - 3mo. + 1.35%), 4/22/2027 (n)	15,670,000	15,416,334
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 1.468% (LIBOR - 3mo. + 1.25%), 1/20/2028 (n)	23,804,982	23,179,870
Bancorp Commercial Mortgage Trust, 2017-CRE2, “B”, FLR, 1.748% (LIBOR - 1mo. + 1.6%), 8/15/2032 (z)	6,227,000	6,224,466
Bancorp Commercial Mortgage Trust, 2018-CRE3, “AS”, FLR, 1.398% (LIBOR - 1mo. + 1.25%), 1/15/2033 (n)	6,466,219	6,379,011
Bancorp Commercial Mortgage Trust, 2018-CRE3, “D”, FLR, 2.848% (LIBOR - 1mo. + 2.7%), 1/15/2033 (n)	3,967,693	3,796,869
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 1.248% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	$5,805,000	$ 5,696,492
Bancorp Commercial Mortgage Trust, 2018-CRE4, “B”, FLR, 1.398% (LIBOR - 1mo. + 1.25%), 9/15/2035 (n)	5,220,000	4,957,827
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 2.248% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	3,770,000	3,552,381
Bancorp Commercial Mortgage Trust, 2019-CRE5, “A”, FLR, 1.148% (LIBOR - 1mo. + 1%), 3/15/2036 (n)	5,137,512	5,078,909
Bancorp Commercial Mortgage Trust, 2019-CRE5, “AS”, FLR, 1.498% (LIBOR - 1mo. + 1.35%), 3/15/2036 (n)	3,787,074	3,711,033
Bancorp Commercial Mortgage Trust, 2019-CRE6, “B”, FLR, 1.698% (LIBOR - 1mo. + 1.55%), 9/15/2036 (n)	25,943,734	24,593,674
Bancorp Commercial Mortgage Trust, 2019-CRE6, “D”, FLR, 2.448% (LIBOR - 1mo. + 2.54%), 9/15/2036 (n)	1,845,000	1,719,470
Barclays Commercial Mortgage Securities LLC, 2019-C5, “A4”, 3.063%, 11/15/2052	9,055,000	10,001,932
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(n)	2,590,458	259
Bayview Commercial Asset Trust, FLR, 0.459% (LIBOR - 1mo. + 0.31%), 8/25/2035 (n)	157,761	146,860
Bayview Financial Acquisition Trust, 5.638%, 11/28/2036	22,973	22,957
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.751% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	1,031,003	1,066,367
BDS Ltd., 2018-FL2, “A”, FLR, 1.097% (LIBOR - 1mo. + 0.95%), 8/15/2035 (n)	2,876,710	2,862,502
BDS Ltd., 2019-FL4, “A”, FLR, 1.247% (LIBOR - 1mo. + 1.10%), 8/15/2036 (n)	15,377,000	15,234,855
Benchmark Mortgage Trust, 2019-B10, “A4”, 3.717%, 3/15/2062	25,850,000	29,722,322
Benchmark Mortgage Trust, 2020-B18, “A5”, 1.925%, 7/15/2053	8,225,177	8,332,522
BSPRT Ltd., 2019-FL5, “C”, FLR, 2.148% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	9,385,000	8,942,647
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033 (n)	9,969,449	10,059,358
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	9,070,000	9,141,299
BXMT Ltd., 2020-FL2, “B”, FLR, 1.547% (LIBOR - 1mo. + 1.4%), 2/16/2037 (n)	6,104,500	5,998,282
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	20,960,656	22,752,511
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	8,191,260	8,366,009
C-BASS Mortgage Loan Trust 2007-CB1, “AF3”, 3.36%, 1/25/2037 (d)(q)	1,284,710	579,126
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 3.55%, 3/25/2037 (d)(q)	$1,360,487	$ 703,343
Chesapeake Funding II LLC, 2017-4A, “A1”, 2.12%, 11/15/2029 (n)	3,178,994	3,201,030
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (n)	5,339,452	5,420,047
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	4,461,971	4,839,180
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	11,154,926	11,993,003
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	5,948,000	6,716,635
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072	2,680,000	2,968,500
CLNC Ltd., 2019-FL1, “B”, FLR, 2.047% (LIBOR - 1mo. + 1.9%), 8/20/2035 (n)	6,270,000	6,088,371
CLNC Ltd., 2019-FL1, “C”, FLR, 2.547% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	10,190,000	9,600,163
Commercial Mortgage Pass-Through Certificates, 2014-LC19 “A4”, 3.183%, 2/10/2048	9,743,000	10,517,649
Commercial Mortgage Pass-Through Certificates, 2019-BN17, “A4”, 3.714%, 4/15/2052	16,029,000	18,382,859
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “A3”, 2.96%, 11/15/2062	2,933,332	3,224,682
Commercial Mortgage Pass-Through Certificates, 2020-BN28, “A4”, 1.844%, 3/15/2063	10,331,522	10,391,023
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	9,577,577	10,346,218
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,963,398	10,994,876
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	4,781,393	5,283,796
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	26,790,000	29,839,656
Countrywide Asset-Backed Certificates, 5.43%, 2/25/2033	54,874	51,932
CPS Auto Trust, 2019-B, “B”, 3.09%, 4/17/2023 (n)	6,094,808	6,146,100
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	3,687,246	4,038,075
Cutwater Ltd., 2014-1A, “BR”, FLR, 2.637% (LIBOR - 3mo. + 2.4%), 7/15/2026 (n)	5,280,000	5,184,648
Cutwater Ltd., 2015-1A, “BR”, FLR, 2.037% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	27,695,000	26,699,863
DT Auto Owner Trust, 2019-2A, “C”, 3.18%, 2/18/2025 (n)	9,572,000	9,785,309
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Exantas Capital Corp. CLO Ltd., 2019-RS07, “B”, FLR, 1.847% (LIBOR - 1mo. + 1.7%), 4/15/2036 (n)	$7,541,500	$ 7,247,035
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	6,480,000	6,653,657
Falcon Franchise Loan LLC, 20.604%, 1/05/2023 (i)(n)	890	47
Flagship CLO, 2014-8A, “CRR”, FLR, 2.03% (LIBOR - 3mo. + 1.8%), 1/16/2026 (n)	4,600,000	4,485,156
Flatiron CLO Ltd., 2015-1A, “BR”, FLR, 1.637% (LIBOR - 3mo. + 1.4%), 4/15/2027 (n)	18,297,137	17,992,751
Flatiron CLO Ltd., 2015-1A, “CR”, FLR, 2.137% (LIBOR - 3mo. + 1.9%), 4/15/2027 (n)	4,000,000	3,950,268
Fort CRE LLC, 2018-1A, “A1”, FLR, 1.497% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)	16,088,000	15,967,984
Galaxy CLO Ltd., 2018-29A, “A”, FLR, 1.07% (LIBOR - 3mo. + 0.79%), 11/15/2026 (n)	13,224,491	13,109,993
Galaxy CLO Ltd., 2018-29A, “B”, FLR, 1.68% (LIBOR - 3mo. + 1.4%), 11/15/2026 (n)	8,043,105	7,883,667
Galaxy CLO Ltd., 2018-29A, “C”, FLR, 1.96% (LIBOR - 3mo. + 1.68%), 11/15/2026 (n)	6,670,000	6,455,433
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	5,231,660	5,310,396
Grand Avenue CRE Ltd., 2019-FL1, “A”, FLR, 1.268% (LIBOR - 1mo. + 1.12%), 6/15/2037 (n)	15,457,500	15,345,402
Granite Point Mortgage Trust, Inc., 2018-FL1, “A” FLR, 1.043% (LIBOR - 1mo. + 0.9%), 11/21/2035 (n)	1,546,013	1,539,056
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	11,461,699	12,427,504
GS Mortgage Securities Trust, 2019-GSA1, “A4”, 3.048%, 11/10/2052	33,075,961	36,220,833
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 1.917% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)	15,920,000	15,193,586
Hunt CRE Ltd., 2018-FL2, “AS”, FLR, 1.598% (LIBOR - 1mo. + 1.45%), 8/15/2028 (n)	1,933,000	1,881,138
Hunt CRE Ltd., 2018-FL2, “B”, FLR, 1.798% (LIBOR - 1mo. + 1.65%), 8/15/2028 (n)	3,975,500	3,786,780
Hunt CRE Ltd., 2018-FL2, “C”, FLR, 2.498% (LIBOR - 1mo. + 2.35%), 8/15/2028 (n)	1,312,500	1,260,505
IMPAC CMB Trust, FLR, 0.889% (LIBOR - 1mo. + 0.74%), 11/25/2034	37,237	37,050
IMPAC CMB Trust, FLR, 1.069% (LIBOR - 1mo. + 0.92%), 11/25/2034	18,619	18,705
IMPAC Secured Assets Corp., FLR, 0.499% (LIBOR - 1mo. + 0.35%), 5/25/2036	133,643	129,097
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 0.997% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	$3,740,574	$ 3,732,532
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	13,025,174	14,115,630
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	23,872,958	25,706,427
JPMDB Commercial Mortgage Securities Trust, 2017-C7, 3.409%, 10/15/2050	11,500,000	12,826,196
JPMorgan Chase Commercial Mortgage Securities Corp., 5.778%, 7/15/2042 (n)	677,793	473,803
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	12,800,212	14,294,862
KKR Real Estate Financial Trust, Inc., 2018-FL1, “C”, FLR, 2.147% (LIBOR - 1mo. + 2%), 6/15/2036 (n)	13,421,000	13,038,971
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 1.648% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	21,675,000	21,515,971
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.698% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	5,705,000	5,507,715
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.098% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	6,169,977	5,817,418
LoanCore Ltd., 2018-CRE1/CRE3, “B”, FLR, 1.748% (LIBOR - 1mo. + 1.6%), 4/15/2034 (n)	5,945,514	5,679,720
LoanCore Ltd., 2019-CRE2, “D”, FLR, 2.598% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	3,164,500	2,864,952
LoanCore Ltd., 2019-CRE3, “AS”, FLR, 1.518% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	4,621,233	4,495,069
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 1.175% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)	16,542,404	16,399,263
Merrill Lynch Mortgage Investors, Inc., 1.315%, 2/25/2037 (a)(d)	1,926,021	386,472
MF1 CLO Ltd., 2019-FL2, “AS”, FLR, 1.579% (LIBOR - 1mo. + 1.43%), 12/25/2034 (n)	37,395,000	36,790,214
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/2048	8,114,737	8,800,970
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	26,134,745	29,058,434
Navistar Financial Dealer Note Master Owner Trust, 2019-1, “A”, FLR, 0.789% (LIBOR - 1mo. + 0.64%), 5/25/2024 (n)	17,916,000	17,924,664
Neuberger Berman CLO Ltd., 2017-16SA, “B”, FLR, 1.487% (LIBOR - 3mo. + 1.25%), 1/15/2028 (n)	11,830,000	11,644,730
NextGear Floorplan Master Owner Trust, 2018-1A, “A2”, 3.22%, 2/15/2023 (n)	7,285,000	7,339,709
11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024 (n)	$7,876,000	$ 8,085,021
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 1.587% (LIBOR - 3mo. + 1.35%), 7/15/2027 (n)	13,240,000	13,049,940
Ownit Mortgage Loan Asset-Backed Certificates, 3.081%, 10/25/2035	577,113	394,006
Palmer Square Loan Funding Ltd., 2020-1A, “A2”, FLR, 1.603% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	13,300,000	12,980,228
Palmer Square Loan Funding Ltd., 2020-1A, “B”, FLR, 2.153% (LIBOR - 3mo. + 1.9%), 2/20/2028 (n)	11,690,351	11,123,509
Parallel Ltd., 2015-1A, “C1R”, FLR, 1.968% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	3,700,000	3,565,527
Parallel Ltd., 2015-1A, “C2R”, FLR, 1.968% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	3,990,000	3,852,868
Preferred Term Securities XIX Ltd., CDO, FLR, 0.6% (LIBOR - 3mo. + 0.35%), 12/22/2035 (n)	4,224,924	3,527,812
Race Point CLO Ltd., 2013-8A, “AR-2”, FLR, 1.293% (LIBOR - 3mo. + 1.04%), 2/20/2030 (n)	13,181,114	13,025,563
Santander Retail Auto Lease Trust, 2019-A, “B”, 3.01%, 5/22/2023 (n)	8,857,000	9,098,890
Santander Retail Auto Lease Trust, 2020-A, “C”, 2.08%, 3/20/2024 (n)	8,132,000	8,320,565
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	4,994,318	5,086,787
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	5,955,542	6,083,388
Shackleton CLO Ltd., 2015-8A, “CR”, FLR, 1.868% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	2,000,000	1,900,804
Thornburg Mortgage Securities Trust, FLR, 0.829% (LIBOR - 1mo. + 0.68%), 4/25/2043	2,418	2,429
TICP CLO Ltd., 2018-IA, “A2”, FLR, 1.715% (LIBOR - 3mo. + 1.5%), 4/26/2028 (n)	16,262,022	15,852,726
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	33,000,000	37,518,386
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	18,388,578	21,157,925
UBS Commercial Mortgage Trust, 2019-C16, “A4”, 3.605%, 4/15/2052	15,000,000	16,909,275
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 10/15/2052	39,643,739	42,813,470
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	10,150,493	10,176,809
12

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Voya CLO Ltd., 2012-4A, “A2AR”, FLR, 2.137% (LIBOR - 3mo. + 1.90%), 10/15/2030 (n)	$6,560,000	$ 6,509,914
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	15,451,790	16,926,524
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	7,740,000	8,272,487
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	25,027,917	28,094,202
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	13,470,000	15,182,848
Wells Fargo Commercial Mortgage Trust, 2018-C46, “A4”, 4.152%, 8/15/2051	4,840,000	5,610,277
Wells Fargo Commercial Mortgage Trust, 2019-C53, “A4”, 3.04%, 10/15/2052	32,977,910	36,339,579
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	41,394,790	45,766,941
West CLO Ltd., 2014-1A, “A2R”, FLR, 1.568% (LIBOR - 3mo. + 1.35%), 7/18/2026 (n)	16,198,706	16,108,998
West CLO Ltd., 2014-1A, “CR”, FLR, 3.218% (LIBOR - 3mo. + 3%), 7/18/2026 (n)	3,420,000	3,341,818
Wind River CLO Ltd., 2012-1A, “CR2”, FLR, 2.287% (LIBOR - 3mo. + 2.05%), 1/15/2026 (n)	14,904,930	14,877,848
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 1.937% (LIBOR - 3mo. + 1.7%), 10/15/2027 (n)	2,650,000	2,553,209
		$ 1,426,944,549
Automotive – 1.0%
Allison Transmission, Inc., 4.75%, 10/01/2027 (n)	$15,660,000	$ 16,129,800
General Motors Co., 3.6%, 6/21/2030	16,101,000	16,938,584
General Motors Financial Co., Inc., 4.35%, 4/09/2025	4,495,000	4,912,140
General Motors Financial Co., Inc., 4%, 10/06/2026	2,482,000	2,693,090
Hyundai Capital America, 2.375%, 10/15/2027 (n)	8,738,000	8,805,331
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	10,025,000	10,100,188
Volkswagen Group of America LLC, 3.2%, 9/26/2026 (n)	12,214,000	13,332,648
Volkswagen Group of America LLC, 3.75%, 5/13/2030 (n)	5,548,000	6,270,513
		$79,182,294
Broadcasting – 1.2%
Discovery, Inc., 4.65%, 5/15/2050	$10,865,000	$ 12,245,179
Fox Corp., 4.709%, 1/25/2029	22,801,000	27,091,980
Fox Corp., 3.5%, 4/08/2030	3,803,000	4,258,524
Netflix, Inc., 4.875%, 4/15/2028	4,480,000	5,038,656
Prosus N.V., 3.68%, 1/21/2030 (n)	17,751,000	19,317,163
13

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
Walt Disney Co., 3.6%, 1/13/2051	$20,660,000	$ 23,050,768
		$91,002,270
Brokerage & Asset Managers – 1.9%
Charles Schwab Corp., 3.2%, 3/02/2027	$17,641,000	$ 19,598,840
Charles Schwab Corp., 3.2%, 1/25/2028	5,045,000	5,631,132
E*TRADE Financial Corp., 2.95%, 8/24/2022	2,848,000	2,965,347
E*TRADE Financial Corp., 3.8%, 8/24/2027	19,238,000	21,781,523
E*TRADE Financial Corp., 4.5%, 6/20/2028	8,585,000	10,167,464
Intercontinental Exchange, Inc., 3.1%, 9/15/2027	15,960,000	17,602,380
Intercontinental Exchange, Inc., 3.75%, 9/21/2028	6,080,000	7,026,291
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	6,498,000	6,715,683
Intercontinental Exchange, Inc., 1.85%, 9/15/2032	3,000,000	2,973,678
Intercontinental Exchange, Inc., 3%, 6/15/2050	12,119,000	12,753,914
Intercontinental Exchange, Inc., 3%, 9/15/2060	18,310,000	18,410,247
Raymond James Financial, Inc., 4.95%, 7/15/2046	14,019,000	18,454,919
TD Ameritrade Holding Corp., 2.95%, 4/01/2022	4,376,000	4,517,078
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	2,450,000	2,728,704
		$151,327,200
Building – 0.8%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	$10,860,000	$ 11,022,900
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	12,268,000	13,609,581
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	2,718,000	2,997,334
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	6,820,000	7,062,867
Martin Marietta Materials, Inc., 4.25%, 12/15/2047	8,147,000	9,256,562
Masco Corp., 4.375%, 4/01/2026	11,111,000	12,939,384
Vulcan Materials Co., 3.5%, 6/01/2030	8,881,000	9,965,676
		$66,854,304
Business Services – 1.5%
Equinix, Inc., 5.375%, 5/15/2027	$16,204,000	$ 17,665,022
Equinix, Inc., 1.8%, 7/15/2027	8,840,000	8,978,309
Equinix, Inc., 2.15%, 7/15/2030	21,174,000	21,276,298
Fidelity National Information Services, Inc., 3%, 8/15/2026	14,166,000	15,665,641
Fiserv, Inc., 3.5%, 7/01/2029	17,501,000	19,646,447
Fiserv, Inc., 2.65%, 6/01/2030	9,936,000	10,553,524
NXP Semiconductors N.V., 2.7%, 5/01/2025 (n)	1,921,000	2,041,336
Tencent Holdings Ltd., 3.24%, 6/03/2050 (n)	24,582,000	24,778,656
		$120,605,233
14

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp., 5%, 2/01/2028 (n)	$18,670,000	$ 19,612,835
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	10,635,000	12,252,523
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	7,183,000	9,705,206
Comcast Corp., 3.45%, 2/01/2050	15,455,000	17,251,626
Cox Communications, Inc., 3.15%, 8/15/2024 (n)	14,525,000	15,649,563
Cox Communications, Inc., 2.95%, 10/01/2050 (n)	13,241,000	12,823,623
CSC Holdings LLC, 5.5%, 5/15/2026 (n)	13,220,000	13,755,410
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	14,670,000	15,278,218
Time Warner Cable, Inc., 4.5%, 9/15/2042	10,161,000	11,037,940
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	4,688,000	7,166,643
		$134,533,587
Computer Software – 1.0%
Dell Investments LLC/EMC Corp., 5.3%, 10/01/2029 (n)	$27,410,000	$ 31,757,609
Microsoft Corp., 2%, 8/08/2023	14,694,000	15,341,359
Microsoft Corp., 3.125%, 11/03/2025	14,939,000	16,602,240
Microsoft Corp., 4.1%, 2/06/2037	6,525,000	8,341,000
Microsoft Corp., 2.525%, 6/01/2050	5,869,000	5,981,452
		$78,023,660
Computer Software - Systems – 1.0%
Apple, Inc., 3.35%, 2/09/2027	$20,686,000	$ 23,430,484
Apple, Inc., 4.375%, 5/13/2045	6,657,000	8,814,545
Apple, Inc., 3.85%, 8/04/2046	3,194,000	3,913,629
Apple, Inc., 2.55%, 8/20/2060	40,636,000	39,139,845
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	3,600,000	3,826,188
		$79,124,691
Conglomerates – 1.3%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$9,016,000	$ 9,106,160
Carrier Global Corp., 3.577%, 4/05/2050 (n)	40,625,000	43,868,241
Otis Worldwide Corp., 2.565%, 2/15/2030	16,730,000	17,809,419
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	8,019,000	8,748,643
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	20,520,000	23,678,470
		$103,210,933
Consumer Products – 0.7%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$12,239,000	$ 13,171,356
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	38,107,000	40,746,688
		$53,918,044
15

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – 0.5%
Booking Holdings, Inc., 2.75%, 3/15/2023	$3,459,000	$ 3,620,910
Booking Holdings, Inc., 3.65%, 3/15/2025	22,057,000	24,216,477
Booking Holdings, Inc., 4.5%, 4/13/2027	7,798,000	9,099,374
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2026 (n)	5,237,000	4,339,883
		$41,276,644
Containers – 0.3%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	$23,115,000	$ 23,981,813
Electronics – 1.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$27,605,000	$ 30,472,649
Broadcom, Inc., 4.75%, 4/15/2029	11,922,000	13,834,805
Broadcom, Inc., 4.15%, 11/15/2030	21,844,000	24,471,277
Sensata Technologies B.V., 5%, 10/01/2025 (n)	13,485,000	14,720,833
		$83,499,564
Emerging Market Quasi-Sovereign – 0.4%
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 2.75%, 5/04/2022 (n)	$29,692,000	$ 30,441,723
Energy - Integrated – 1.0%
Eni S.p.A., 4%, 9/12/2023 (n)	$14,045,000	$ 15,185,643
Eni S.p.A., 4.25%, 5/09/2029 (n)	14,075,000	15,871,070
Exxon Mobil Corp., 4.227%, 3/19/2040	6,373,000	7,640,550
Exxon Mobil Corp., 3.452%, 4/15/2051	9,105,000	9,538,586
Total Capital International S.A., 2.986%, 6/29/2041	10,892,000	11,176,391
Total Capital International S.A., 3.127%, 5/29/2050	16,097,000	16,140,925
		$75,553,165
Entertainment – 0.3%
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	$22,065,000	$ 20,503,681
Financial Institutions – 0.9%
AerCap Ireland Capital DAC, 4.5%, 9/15/2023	$19,309,000	$ 20,052,508
AerCap Ireland Capital DAC, 6.5%, 7/15/2025	13,243,000	14,590,484
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)	15,775,000	16,107,888
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	13,150,000	12,893,710
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)	13,580,056	9,098,638
		$72,743,228
16

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 1.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.9%, 2/01/2046	$17,605,000	$ 21,533,344
Anheuser-Busch InBev Worldwide, Inc., 3.7%, 2/01/2024	5,084,000	5,549,359
Anheuser-Busch InBev Worldwide, Inc., 3.5%, 6/01/2030	5,000,000	5,660,770
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/2039	15,957,000	20,649,640
Campbell Soup Co., 2.375%, 4/24/2030	3,747,000	3,867,904
Campbell Soup Co., 3.125%, 4/24/2050	5,484,000	5,488,463
Constellation Brands, Inc., 2.875%, 5/01/2030	3,083,000	3,320,649
Constellation Brands, Inc., 3.75%, 5/01/2050	4,482,000	4,996,615
Diageo Capital PLC, 2.125%, 4/29/2032	17,284,000	17,951,052
General Mills, Inc., 2.875%, 4/15/2030	5,689,000	6,164,893
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	4,480,000	4,872,000
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	2,506,000	2,795,181
Keurig Dr Pepper, Inc., 3.8%, 5/01/2050	5,134,000	5,851,174
Mondelez International, Inc., 2.625%, 9/04/2050	11,426,000	10,848,776
PepsiCo, Inc., 3.5%, 3/19/2040	11,985,000	14,247,246
		$133,797,066
Gaming & Lodging – 0.7%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$6,977,000	$ 7,466,437
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	5,799,000	6,335,291
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	6,000,000	6,663,840
Las Vegas Sands Corp., 3.5%, 8/18/2026	10,262,000	10,387,187
Marriott International, Inc., 5.75%, 5/01/2025	7,589,000	8,437,937
Marriott International, Inc., 4.625%, 6/15/2030	5,794,000	6,182,591
Marriott International, Inc., 3.5%, 10/15/2032	13,644,000	13,465,842
		$58,939,125
Insurance – 0.5%
American International Group, Inc., 3.75%, 7/10/2025	$17,703,000	$ 19,840,720
American International Group, Inc., 3.9%, 4/01/2026	7,925,000	9,038,603
American International Group, Inc., 4.7%, 7/10/2035	5,448,000	6,830,446
American International Group, Inc., 4.5%, 7/16/2044	4,835,000	5,801,776
		$41,511,545
Insurance - Health – 0.3%
UnitedHealth Group, Inc., 2.375%, 10/15/2022	$18,854,000	$ 19,592,571
UnitedHealth Group, Inc., 3.7%, 8/15/2049	6,386,000	7,639,722
		$27,232,293
Insurance - Property & Casualty – 1.7%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$13,217,000	$ 14,192,009
Ambac Assurance Corp., 5.1%, 12/31/2049 (z)	13,854	18,910
Ambac LSNI LLC, FLR, 6% (LIBOR - 3mo. + 5%), 2/12/2023 (n)	50,940	50,685
17

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Aon Corp., 3.75%, 5/02/2029	$22,369,000	$ 25,784,043
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	16,062,000	17,474,807
Hartford Financial Services Group, Inc., 2.8%, 8/19/2029	18,324,000	19,931,323
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	7,937,000	8,858,361
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	11,271,000	12,483,570
Marsh & McLennan Cos., Inc., 4.2%, 3/01/2048	22,209,000	27,724,065
Progressive Corp., 3.2%, 3/26/2030	5,087,000	5,800,780
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	2,719,000	3,335,945
		$135,654,498
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 4.875%, 9/21/2038 (n)	$6,911,000	$ 8,334,536
Internet – 0.2%
Alphabet, Inc., 2.25%, 8/15/2060	$21,186,000	$ 18,911,439
Machinery & Tools – 0.3%
CNH Industrial Capital LLC, 1.95%, 7/02/2023	$9,653,000	$ 9,819,749
CNH Industrial Capital LLC, 4.2%, 1/15/2024	3,109,000	3,365,195
CNH Industrial Capital LLC, 3.85%, 11/15/2027	8,452,000	9,174,507
		$22,359,451
Major Banks – 9.0%
Bank of America Corp., 3.3%, 1/11/2023	$13,781,000	$ 14,610,248
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	11,952,000	13,277,716
Bank of America Corp., 3.97% to 3/5/2028, FLR (LIBOR - 3mo. + 1.07%) to 3/05/2029	9,708,000	11,150,483
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	40,592,000	42,012,821
Bank of America Corp., 2.676% to 6/19/2040, FLR (SOFR + 1.93%) to 6/19/2041	14,670,000	14,811,417
Bank of America Corp., 4.443%, 1/20/2048	26,034,000	33,245,046
Bank of America Corp., 5.875% to 3/15/2028, FLR (LIBOR - 3mo. + 2.931%) to 12/31/2164	14,429,000	15,529,211
Bank of America Corp., 6.1% to 3/17/2025, FLR (LIBOR - 3mo. + 3.898%) to 12/31/2164	16,050,000	17,717,756
Bank of America Corp., FLR, 6.5% (LIBOR - 3mo. + 4.174%), 12/31/2164	4,793,000	5,358,598
Barclays PLC, 4.375%, 1/12/2026	5,620,000	6,366,822
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	8,494,000	9,949,011
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	2,753,000	3,100,566
Credit Suisse Group Fund (Guernsey) Ltd., 3.75%, 3/26/2025	11,024,000	12,197,660
18

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	$8,359,000	$ 8,918,488
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	15,968,000	16,859,765
JPMorgan Chase & Co., 3.125%, 1/23/2025	15,071,000	16,439,044
JPMorgan Chase & Co., 2.95%, 10/01/2026	22,838,000	25,165,194
JPMorgan Chase & Co., 3.509%, 1/23/2029	19,062,000	21,400,855
JPMorgan Chase & Co., 4.005%, 4/23/2029	28,775,000	33,388,768
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR (LIBOR - 3mo. + 1.26%) to 7/23/2029	14,904,000	17,539,174
JPMorgan Chase & Co., 2.739% to 10/15/2029, FLR (SOFR + 1.51%) to 10/15/2030	17,757,000	18,998,827
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR + 2.515%) to 5/13/2031	12,895,000	13,732,501
JPMorgan Chase & Co., 3.109% to 4/22/2050, FLR (SOFR + 2.44%) to 4/22/2051	20,208,000	21,347,398
Lloyds Bank PLC, 3.75%, 1/11/2027	8,348,000	9,254,499
Mitsubishi UFJ Financial Group, Inc., 2.048%, 7/17/2030	38,592,000	39,013,072
Morgan Stanley, 3.875%, 1/27/2026	13,472,000	15,312,654
Morgan Stanley, 3.125%, 7/27/2026	13,910,000	15,347,904
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR + 1.143%) to 1/22/2031	6,913,000	7,367,656
Morgan Stanley, 4.3%, 1/27/2045	2,634,000	3,405,141
Morgan Stanley, 4.375%, 1/22/2047	18,187,000	23,938,911
PNC Bank N.A., 3.1%, 10/25/2027	15,267,000	16,958,076
PNC Financial Services Group, Inc., 2.55%, 1/22/2030	25,866,000	27,837,187
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	38,694,000	39,284,120
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	7,081,000	8,048,769
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	10,148,000	11,735,521
Wachovia Corp., 6.605%, 10/01/2025	2,193,000	2,677,761
Wells Fargo & Co., 2.572% to 2/11/2030, FLR (LIBOR - 3mo. +1%) to 2/11/2031	24,268,000	25,261,808
Wells Fargo & Co., 3.068% to 4/30/2040, FLR (SOFR + 2.53%) to 4/30/2041	28,821,000	29,818,889
Wells Fargo & Co., 5.013% to 4/4/2050, FLR (LIBOR - 3mo. + 4.24%) to 4/04/2051	19,108,000	25,850,906
Westpac Banking Corp., 2.894% to 2/4/2025, FLR (CMT - 5yr. + 1.35%) to 2/04/2030	18,790,000	19,368,839
		$713,599,082
Medical & Health Technology & Services – 3.2%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$6,351,000	$ 6,880,865
Alcon, Inc., 3%, 9/23/2029 (n)	11,494,000	12,384,240
Alcon, Inc., 2.6%, 5/27/2030 (n)	4,201,000	4,396,612
BayCare Health System, Inc., 3.831%, 11/15/2050	9,535,000	11,374,829
19

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Becton, Dickinson and Co., 4.669%, 6/06/2047	$8,053,000	$ 9,967,300
Becton, Dickinson and Co., 3.794%, 5/20/2050	21,047,000	23,447,258
Cigna Corp., 3.75%, 7/15/2023	15,402,000	16,662,582
Cigna Corp., 2.4%, 3/15/2030	17,636,000	18,295,294
CommonSpirit Health, 2.95%, 11/01/2022	9,078,000	9,399,875
Hackensack Meridian Health, Inc., 4.211%, 7/01/2048	8,428,000	10,087,600
Hackensack Meridian Health, Inc., 4.5%, 7/01/2057	10,194,000	13,100,756
HCA, Inc., 5.25%, 6/15/2026	13,993,000	16,298,159
HCA, Inc., 5.625%, 9/01/2028	22,935,000	26,695,193
HCA, Inc., 4.125%, 6/15/2029	14,904,000	16,913,290
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025	3,653,000	4,038,942
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	11,209,000	14,245,391
Northwell Healthcare, Inc., 3.979%, 11/01/2046	3,110,000	3,280,013
Northwell Healthcare, Inc., 4.26%, 11/01/2047	9,132,000	10,106,564
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	23,983,000	26,830,377
		$254,405,140
Medical Equipment – 0.6%
Abbott Laboratories, 3.4%, 11/30/2023	$14,564,000	$ 15,667,051
Abbott Laboratories, 1.15%, 1/30/2028	7,263,000	7,260,189
Boston Scientific Corp., 4%, 3/01/2029	18,117,000	20,941,035
		$43,868,275
Metals & Mining – 0.4%
Anglo American Capital PLC, 3.95%, 9/10/2050 (n)	$13,200,000	$ 13,565,707
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	5,407,000	5,785,523
Novelis Corp., 5.875%, 9/30/2026 (n)	14,155,000	14,606,261
		$33,957,491
Midstream – 1.9%
Cheniere Energy Partners LP, 4.5%, 10/01/2029	$14,065,000	$ 14,339,549
Enbridge, Inc., 4.25%, 12/01/2026	16,730,000	19,148,629
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	8,098,000	11,077,410
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	6,862,000	8,411,519
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	8,327,000	9,482,504
ONEOK, Inc., 5.2%, 7/15/2048	14,326,000	13,930,524
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	33,079,000	31,719,613
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	13,289,000	14,965,232
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	5,452,000	5,919,078
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030 (n)	4,956,000	5,544,379
20

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Targa Resources Partners LP/Targa Resources Finance Corp., 5.875%, 4/15/2026	$11,866,000	$ 12,103,320
		$146,641,757
Mortgage-Backed – 20.4%
Fannie Mae, 5%, 12/01/2020 - 3/01/2042	$8,968,707	$ 10,302,740
Fannie Mae, 5.5%, 3/01/2021 - 5/01/2044	11,385,995	13,317,215
Fannie Mae, 2.41%, 5/01/2023	2,353,092	2,440,566
Fannie Mae, 2.55%, 5/01/2023	1,212,743	1,261,898
Fannie Mae, 5.25%, 8/01/2024	835,668	936,652
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	47,030,776	52,737,000
Fannie Mae, 3.5%, 5/25/2025 - 5/01/2049	91,739,071	98,710,121
Fannie Mae, 2.584%, 12/25/2026	11,638,000	12,568,627
Fannie Mae, 3.95%, 1/01/2027	622,768	709,337
Fannie Mae, 3%, 11/01/2028 - 9/01/2050	100,759,731	107,176,475
Fannie Mae, 2.5%, 11/01/2031 - 11/01/2050	64,532,987	67,873,989
Fannie Mae, 6.5%, 11/01/2031 - 1/01/2033	85,431	99,413
Fannie Mae, 3%, 2/25/2033 (i)	2,081,435	220,762
Fannie Mae, 6%, 5/01/2034 - 10/01/2038	3,157,465	3,703,504
Fannie Mae, 3.25%, 5/25/2040	839,285	906,370
Fannie Mae, 4%, 9/01/2040 - 12/01/2048	83,079,887	91,072,954
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	1,968,715	2,022,010
Fannie Mae, 4%, 7/25/2046 (i)	1,868,020	349,527
Fannie Mae, TBA, 3%, 11/17/2035 - 12/25/2050	97,209,693	101,652,650
Fannie Mae, TBA, 1.5%, 11/25/2035 - 1/25/2051	15,450,000	15,708,589
Fannie Mae, TBA, 2.5%, 11/25/2035 - 12/25/2050	56,975,000	59,237,853
Fannie Mae, TBA, 3.5%, 11/25/2035 - 11/25/2050	72,412,467	76,468,719
Fannie Mae, TBA, 2%, 12/25/2035 - 12/25/2050	141,800,000	146,281,420
Fannie Mae, TBA, 4%, 11/25/2050 - 12/25/2050	39,925,000	42,656,312
Freddie Mac, 5.5%, 10/01/2021 - 1/01/2038	1,939,789	2,273,140
Freddie Mac, 2.791%, 1/25/2022	7,153,871	7,313,192
Freddie Mac, 2.355%, 7/25/2022	10,625,468	10,934,617
Freddie Mac, 3.32%, 2/25/2023	5,070,913	5,380,551
Freddie Mac, 3.25%, 4/25/2023	7,830,787	8,292,128
Freddie Mac, 3.06%, 7/25/2023	1,328,995	1,410,981
Freddie Mac, 3.531%, 7/25/2023	2,816,666	3,036,811
Freddie Mac, 3.458%, 8/25/2023	8,879,782	9,560,783
Freddie Mac, 2.67%, 12/25/2024	4,982,063	5,381,995
Freddie Mac, 2.811%, 1/25/2025	7,744,684	8,404,176
Freddie Mac, 3.329%, 5/25/2025	9,013,328	10,040,591
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	9,074,927	9,912,181
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	10,753,258	12,060,709
Freddie Mac, 3.3%, 10/25/2026	4,957,000	5,609,802
21

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 3.117%, 6/25/2027	$17,177,017	$ 19,396,123
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	79,468,393	85,316,305
Freddie Mac, 3.926%, 7/25/2028	2,186,000	2,606,178
Freddie Mac, 3.92%, 9/25/2028	1,450,000	1,731,876
Freddie Mac, 4.06%, 10/25/2028	9,501,000	11,485,093
Freddie Mac, 1.089%, 7/25/2029 (i)	12,716,580	1,058,734
Freddie Mac, 1.145%, 8/25/2029 (i)	22,469,783	1,957,922
Freddie Mac, 1.868%, 4/25/2030 (i)	6,415,004	1,005,732
Freddie Mac, 6%, 11/01/2033 - 7/01/2038	1,026,961	1,187,616
Freddie Mac, 5%, 11/01/2035 - 7/01/2041	4,699,531	5,401,268
Freddie Mac, 5.5%, 2/15/2036 (i)	423,911	81,794
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	65,464,722	70,099,873
Freddie Mac, 2.5%, 8/01/2040	2,702,892	2,868,993
Freddie Mac, 4.5%, 12/15/2040 (i)	438,157	41,836
Freddie Mac, 4%, 8/15/2044 (i)	523,296	63,712
Ginnie Mae, 5.5%, 11/15/2032 - 1/20/2042	1,288,324	1,512,621
Ginnie Mae, 6%, 2/15/2034 - 1/15/2038	1,173,165	1,370,926
Ginnie Mae, 4.5%, 4/15/2039 - 7/20/2049	24,063,822	26,510,245
Ginnie Mae, 4%, 10/20/2040 - 7/20/2049	14,654,621	15,786,887
Ginnie Mae, 3.5%, 11/15/2040 - 9/20/2048	43,052,525	46,112,091
Ginnie Mae, 3%, 11/20/2044 - 9/20/2050	85,904,190	90,577,789
Ginnie Mae, 2.5%, 10/20/2050 - 11/20/2050	29,025,000	30,433,582
Ginnie Mae, TBA, 2%, 11/15/2050 - 12/15/2050	21,700,000	22,525,777
Ginnie Mae, TBA, 2.5%, 11/15/2050 - 12/15/2050	46,400,000	48,532,262
Ginnie Mae, TBA, 3%, 11/15/2050 - 12/15/2050	4,275,000	4,461,842
Ginnie Mae, TBA, 3.5%, 11/15/2050	72,386,608	76,301,423
Ginnie Mae, TBA, 4%, 11/15/2050 - 12/15/2050	34,350,000	36,548,232
		$ 1,613,003,092
Municipals – 2.7%
Berks County, PA, Industrial Development Authority (Tower Health Project), 4.451%, 2/01/2050	$22,087,000	$ 18,490,821
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.06%, 12/01/2025	2,460,000	2,430,947
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	24,325,000	23,081,992
Escambia County, FL, Health Facilities Authority Rev. (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	4,565,000	4,667,165
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	236,425	247,175
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NATL, 7.425%, 2/15/2029	25,254,000	31,203,842
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	29,043,000	28,307,050
22

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028	$8,467,000	$ 9,587,523
Philadelphia, PA, School District, “B”, AGM, 6.615%, 6/01/2030	6,320,000	7,942,091
Philadelphia, PA, School District, “B”, AGM, 6.765%, 6/01/2040	4,260,000	5,506,220
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	9,026,000	10,449,131
Residential Funding Mortgage Securities, Inc., FGIC, 5.32%, 12/25/2035	457,138	454,143
State of California (Build America Bonds), 7.625%, 3/01/2040	1,250,000	2,130,150
State of California (Build America Bonds), 7.6%, 11/01/2040	9,570,000	16,948,661
State of Florida, “A”, 2.154%, 7/01/2030	29,316,000	29,361,440
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2029 (n)	15,190,000	9,862,556
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2031 (n)	5,237,000	3,169,949
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n)	17,800,000	5,089,403
University of California Limited Project Rev., “J”, 4.131%, 5/15/2045	2,920,000	3,414,619
		$212,344,878
Natural Gas - Distribution – 0.8%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$18,948,000	$ 20,830,969
KeySpan Gas East Corp., 2.742%, 8/15/2026 (n)	14,712,000	16,164,622
NiSource, Inc., 3.6%, 5/01/2030	20,089,000	22,818,757
		$59,814,348
Network & Telecom – 0.7%
AT&T, Inc., 3.5%, 9/15/2053 (n)	$8,165,000	$ 7,805,978
AT&T, Inc., 3.55%, 9/15/2055 (n)	19,906,000	18,856,275
Verizon Communications, Inc., 4.272%, 1/15/2036	9,580,000	11,710,102
Verizon Communications, Inc., 5.012%, 4/15/2049	1,498,000	2,072,263
Verizon Communications, Inc., 2.987%, 10/30/2056 (n)	16,023,000	16,229,426
		$56,674,044
Oil Services – 0.4%
Halliburton Co., 2.92%, 3/01/2030	$25,095,000	$ 24,391,596
Halliburton Co., 5%, 11/15/2045	7,750,000	7,679,399
		$32,070,995
23

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Oils – 0.2%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$9,202,000	$ 9,053,136
Marathon Petroleum Corp., 5.85%, 12/15/2045	5,043,000	5,497,171
Valero Energy Corp., 4%, 4/01/2029	5,000,000	5,218,713
		$19,769,020
Other Banks & Diversified Financials – 1.2%
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	$3,408,000	$ 3,668,712
BBVA USA, 2.875%, 6/29/2022	22,375,000	23,148,305
Branch Banking & Trust Co., 2.25%, 3/11/2030	3,292,000	3,385,529
Citigroup, Inc., 2.666% to 1/29/2030, FLR (SOFR + 1.146%) to 1/29/2031	35,127,000	36,855,719
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	7,513,000	8,340,847
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2164 (n)	15,364,000	15,809,556
		$91,208,668
Pharmaceuticals – 0.5%
AbbVie, Inc., 3.8%, 3/15/2025 (n)	$22,785,000	$ 25,289,061
Takeda Pharmaceutical Co. Ltd., 3.175%, 7/09/2050	16,122,000	16,373,954
		$41,663,015
Pollution Control – 0.2%
Republic Services, Inc., 3.95%, 5/15/2028	$14,942,000	$ 17,375,994
Railroad & Shipping – 0.0%
CSX Corp., 3.8%, 4/15/2050	$3,185,000	$ 3,749,818
Real Estate - Apartment – 0.2%
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, 2.25%, 11/15/2035 (n)	$10,615,000	$ 10,617,053
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/2023	2,876,000	3,132,564
		$13,749,617
Real Estate - Healthcare – 0.2%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	$12,790,000	$ 13,384,096
Real Estate - Retail – 0.3%
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029	$24,915,000	$ 25,274,317
Retailers – 0.5%
Home Depot, Inc., 3.35%, 4/15/2050	$15,238,000	$ 17,218,959
Walmart, Inc., 3.05%, 7/08/2026	20,000,000	22,386,380
		$39,605,339
24

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Chemicals – 0.1%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$4,510,000	$ 4,673,803
Specialty Stores – 0.2%
Penske Automotive Group Co., 5.5%, 5/15/2026	$4,510,000	$ 4,653,756
TJX Cos., Inc., 3.875%, 4/15/2030	5,398,000	6,394,232
TJX Cos., Inc., 4.5%, 4/15/2050	3,756,000	4,975,184
		$16,023,172
Telecommunications - Wireless – 1.8%
American Tower Corp., REIT, 2.75%, 1/15/2027	$6,517,000	$ 6,990,808
American Tower Corp., REIT, 3.55%, 7/15/2027	23,507,000	26,181,794
American Tower Corp., REIT, 3.8%, 8/15/2029	15,003,000	17,072,405
American Tower Corp., REIT, 3.1%, 6/15/2050	11,198,000	10,957,600
Crown Castle International Corp., 3.2%, 9/01/2024	4,931,000	5,322,375
Crown Castle International Corp., 3.7%, 6/15/2026	3,950,000	4,402,258
Crown Castle International Corp., 4%, 3/01/2027	1,862,000	2,102,652
Crown Castle International Corp., 3.8%, 2/15/2028	4,853,000	5,436,731
Crown Castle International Corp., 3.25%, 1/15/2051	14,241,000	14,200,899
SBA Communications Corp., 3.875%, 2/15/2027 (n)	6,495,000	6,600,544
T-Mobile USA, Inc., 2.55%, 2/15/2031 (n)	32,210,000	32,825,211
T-Mobile USA, Inc., 4.375%, 4/15/2040 (n)	5,662,000	6,548,329
		$138,641,606
Tobacco – 0.5%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$20,260,000	$ 21,738,157
B.A.T. Capital Corp., 4.906%, 4/02/2030	3,209,000	3,740,306
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	15,574,000	16,217,540
		$41,696,003
Transportation - Services – 0.3%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$1,863,000	$ 2,045,425
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	11,169,000	16,360,736
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	1,327,000	1,566,486
		$19,972,647
U.S. Government Agencies and Equivalents – 0.5%
Small Business Administration, 6.35%, 4/01/2021	$109	$ 110
Small Business Administration, 6.34%, 5/01/2021	259	261
Small Business Administration, 6.44%, 6/01/2021	417	422
Small Business Administration, 5.34%, 11/01/2021	4,301	4,362
Small Business Administration, 6.07%, 3/01/2022	2,438	2,489
Small Business Administration, 4.35%, 7/01/2023	41,786	43,291
Small Business Administration, 4.98%, 11/01/2023	46,443	48,538
Small Business Administration, 4.89%, 12/01/2023	68,018	71,074
25

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 4.93%, 1/01/2024	$64,244	$ 67,111
Small Business Administration, 4.34%, 3/01/2024	94,950	98,628
Small Business Administration, 5.18%, 5/01/2024	60,450	63,551
Small Business Administration, 5.52%, 6/01/2024	81,964	86,517
Small Business Administration, 5.19%, 7/01/2024	88,318	92,611
Small Business Administration, 4.86%, 10/01/2024	55,773	58,681
Small Business Administration, 4.57%, 6/01/2025	186,494	196,621
Small Business Administration, 4.76%, 9/01/2025	527,755	556,047
Small Business Administration, 5.39%, 12/01/2025	43,405	46,489
Small Business Administration, 5.35%, 2/01/2026	275,036	295,724
Small Business Administration, 3.25%, 11/01/2030	1,164,247	1,236,681
Small Business Administration, 2.85%, 9/01/2031	2,077,500	2,197,620
Small Business Administration, 2.37%, 8/01/2032	1,276,012	1,319,777
Small Business Administration, 2.13%, 1/01/2033	2,273,625	2,346,296
Small Business Administration, 2.21%, 2/01/2033	680,989	704,872
Small Business Administration, 2.22%, 3/01/2033	2,299,632	2,381,405
Small Business Administration, 2.08%, 4/01/2033	3,707,816	3,817,627
Small Business Administration, 2.45%, 6/01/2033	4,485,355	4,686,098
Small Business Administration, 3.15%, 7/01/2033	5,883,718	6,282,989
Small Business Administration, 3.16%, 8/01/2033	5,737,779	6,131,835
Small Business Administration, 3.62%, 9/01/2033	3,120,154	3,434,461
		$36,272,188
U.S. Treasury Obligations – 7.2%
U.S. Treasury Bonds, 2.875%, 5/15/2043	$58,777,000	$ 74,662,862
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	29,323,000	35,071,912
U.S. Treasury Bonds, 2.875%, 11/15/2046	27,653,000	35,461,732
U.S. Treasury Bonds, 3%, 2/15/2048	19,900,000	26,196,484
U.S. Treasury Notes, 1.375%, 1/31/2022	205,925,000	209,078,227
U.S. Treasury Notes, 1.75%, 9/30/2022	41,109,000	42,359,934
U.S. Treasury Notes, 2.75%, 5/31/2023	138,210,500	147,329,153
		$570,160,304
Utilities - Electric Power – 2.5%
AEP Transmission Co. LLC, 3.1%, 12/01/2026	$9,008,000	$ 10,056,793
AEP Transmission Co. LLC, 4%, 12/01/2046	7,883,000	9,389,704
AEP Transmission Co. LLC, 3.65%, 4/01/2050	6,073,000	7,065,750
Berkshire Hathaway Energy Co., 4.25%, 10/15/2050 (n)	4,693,000	5,810,190
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	4,480,000	4,709,600
Dominion Resources, Inc., 3.9%, 10/01/2025	2,892,000	3,275,689
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	27,962,000	31,067,068
Enel Finance International N.V., 3.5%, 4/06/2028 (n)	30,206,000	33,433,303
Evergy, Inc., 2.9%, 9/15/2029	3,000,000	3,192,308
Exelon Corp., 3.497%, 6/01/2022	2,252,000	2,347,704
26

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Exelon Corp., 4.7%, 4/15/2050	$4,121,000	$ 5,257,587
FirstEnergy Corp., 2.65%, 3/01/2030	16,728,000	16,296,259
FirstEnergy Corp., 4.85%, 7/15/2047	17,208,000	18,707,337
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	2,145,000	2,343,412
Pacific Gas & Electric Co., 3.3%, 8/01/2040	34,169,000	31,104,814
PPL Capital Funding, Inc., 5%, 3/15/2044	3,924,000	4,926,704
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	10,545,000	10,661,933
		$199,646,155
Utilities - Gas – 0.1%
East Ohio Gas Co., 3%, 6/15/2050 (n)	$6,206,000	$ 6,289,677
Total Bonds (Identified Cost, $7,312,138,117)		$ 7,716,237,316
Investment Companies (h) – 10.0%
Money Market Funds – 10.0%
MFS Institutional Money Market Portfolio, 0.1% (v) (Identified Cost, $792,047,703)	792,034,486	$ 792,034,486
Other Assets, Less Liabilities – (7.7)%		(610,516,248)
Net Assets – 100.0%		$ 7,897,755,554

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $792,034,486 and $7,716,237,316, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,718,577,095, representing 21.8% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

27

Portfolio of Investments (unaudited) – continued
Restricted Securities	Acquisition Date	Cost	Value
Ambac Assurance Corp., 5.1%, 12/31/2049	2/14/18	$5,368	$18,910
Bancorp Commercial Mortgage Trust, 2017-CRE2, “B”, FLR, 1.748% (LIBOR - 1mo. + 1.6%), 8/15/2032	2/15/19	6,202,272	6,224,466
Total Restricted Securities			$6,243,376
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Derivative Contracts at 10/31/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	2,847	$447,779,719	December – 2020	$4,320,684
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	1,496	$330,382,250	December – 2020	$(87,124)
U.S. Treasury Note 5 yr	Long	USD	1,800	226,082,812	December – 2020	(217,328)
U.S. Treasury Ultra Bond	Long	USD	151	32,465,000	December – 2020	(1,116,744)
						$(1,421,196)
At October 31, 2020, the fund had liquid securities with an aggregate value of $5,528,143 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
28

Financial Statements
Statement of Assets and Liabilities
At 10/31/20 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $7,312,138,117)	$7,716,237,316
Investments in affiliated issuers, at value (identified cost, $792,047,703)	792,034,486
Restricted cash for TBA sale commitments	60,000
Receivables for
Net daily variation margin on open futures contracts	814,053
Investments sold	5,020,530
TBA sale commitments	168,030,385
Fund shares sold	17,144,193
Interest and dividends	46,182,124
Other assets	33,782
Total assets	$8,745,556,869
Liabilities
Payable to custodian	$1,107
Payables for
Distributions	1,958,877
Investments purchased	35,183,395
TBA purchase commitments	799,393,399
Fund shares reacquired	9,342,185
Payable to affiliates
Investment adviser	895
Administrative services fee	4,505
Shareholder servicing costs	1,243,288
Distribution and service fees	45,721
Program manager fees	82
Accrued expenses and other liabilities	627,861
Total liabilities	$847,801,315
Net assets	$7,897,755,554
Net assets consist of
Paid-in capital	$7,477,867,915
Total distributable earnings (loss)	419,887,639
Net assets	$7,897,755,554
Shares of beneficial interest outstanding	690,009,593
29

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,836,351,058	247,844,996	$11.44
Class B	8,524,503	743,692	11.46
Class C	92,870,604	8,105,008	11.46
Class I	1,769,247,300	154,576,370	11.45
Class R1	1,817,437	158,585	11.46
Class R2	27,570,555	2,409,686	11.44
Class R3	56,752,716	4,959,054	11.44
Class R4	136,748,239	11,944,305	11.45
Class R6	2,947,914,818	257,522,863	11.45
Class 529A	15,836,714	1,385,495	11.43
Class 529B	146,725	12,768	11.49
Class 529C	3,974,885	346,771	11.46

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $11.95 [100 / 95.75 x $11.44] and $11.94 [100 / 95.75 x $11.43], respectively. On sales of $100,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.
See Notes to Financial Statements
30

Financial Statements
Statement of Operations
Six months ended 10/31/20 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$108,405,887
Dividends from affiliated issuers	308,317
Other	60,943
Total investment income	$108,775,147
Expenses
Management fee	$14,894,996
Distribution and service fees	4,075,426
Shareholder servicing costs	2,282,254
Program manager fees	4,748
Administrative services fee	290,029
Independent Trustees' compensation	42,568
Custodian fee	134,728
Shareholder communications	357,364
Audit and tax fees	40,740
Legal fees	27,514
Miscellaneous	328,213
Total expenses	$22,478,580
Fees paid indirectly	(4,254)
Reduction of expenses by investment adviser and distributor	(2,983,681)
Net expenses	$19,490,645
Net investment income (loss)	$89,284,502
31

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$84,356,901
Affiliated issuers	(49,322)
Futures contracts	(14,876,195)
Swap agreements	4,526,985
Foreign currency	(850)
Net realized gain (loss)	$73,957,519
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$130,454,955
Affiliated issuers	(5,736)
Futures contracts	14,811,611
Swap agreements	13,949,151
Net unrealized gain (loss)	$159,209,981
Net realized and unrealized gain (loss)	$233,167,500
Change in net assets from operations	$322,452,002
See Notes to Financial Statements
32

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	10/31/20 (unaudited)	4/30/20
Change in net assets
From operations
Net investment income (loss)	$89,284,502	$184,129,921
Net realized gain (loss)	73,957,519	60,379,928
Net unrealized gain (loss)	159,209,981	198,304,490
Change in net assets from operations	$322,452,002	$442,814,339
Total distributions to shareholders	$(102,920,664)	$(191,936,656)
Change in net assets from fund share transactions	$829,848,710	$836,084,294
Total change in net assets	$1,049,380,048	$1,086,961,977
Net assets
At beginning of period	6,848,375,506	5,761,413,529
At end of period	$7,897,755,554	$6,848,375,506
See Notes to Financial Statements
33

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$11.08	$10.62	$10.39	$10.67	$10.79	$10.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.30	$0.30	$0.25	$0.27	$0.28
Net realized and unrealized gain (loss)	0.38	0.47	0.23	(0.27)	(0.10)	(0.10)
Total from investment operations	$0.51	$0.77	$0.53	$(0.02)	$0.17	$0.18
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.31)	$(0.30)	$(0.26)	$(0.29)	$(0.31)
From net realized gain	—	—	—	—	—	(0.04)
Total distributions declared to shareholders	$(0.15)	$(0.31)	$(0.30)	$(0.26)	$(0.29)	$(0.35)
Net asset value, end of period (x)	$11.44	$11.08	$10.62	$10.39	$10.67	$10.79
Total return (%) (r)(s)(t)(x)	4.63(n)	7.30	5.22	(0.22)	1.63	1.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77(a)	0.79	0.82	0.88	0.90	0.89
Expenses after expense reductions (f)	0.63(a)	0.67	0.69	0.74	0.74	0.74
Net investment income (loss)	2.27(a)	2.69	2.89	2.36	2.49	2.63
Portfolio turnover	76(n)	144	60	27	40	53
Net assets at end of period (000 omitted)	$2,836,351	$2,458,183	$1,967,507	$1,761,171	$1,706,798	$1,829,002
See Notes to Financial Statements
34

Financial Highlights – continued
Class B	Six months ended	Year ended
	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$11.10	$10.64	$10.41	$10.68	$10.80	$10.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.22	$0.22	$0.17	$0.19	$0.20
Net realized and unrealized gain (loss)	0.38	0.47	0.23	(0.26)	(0.10)	(0.10)
Total from investment operations	$0.47	$0.69	$0.45	$(0.09)	$0.09	$0.10
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.23)	$(0.22)	$(0.18)	$(0.21)	$(0.23)
From net realized gain	—	—	—	—	—	(0.04)
Total distributions declared to shareholders	$(0.11)	$(0.23)	$(0.22)	$(0.18)	$(0.21)	$(0.27)
Net asset value, end of period (x)	$11.46	$11.10	$10.64	$10.41	$10.68	$10.80
Total return (%) (r)(s)(t)(x)	4.23(n)	6.50	4.43	(0.87)	0.87	1.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52(a)	1.54	1.58	1.63	1.64	1.65
Expenses after expense reductions (f)	1.38(a)	1.42	1.44	1.49	1.49	1.49
Net investment income (loss)	1.55(a)	1.97	2.13	1.61	1.75	1.89
Portfolio turnover	76(n)	144	60	27	40	53
Net assets at end of period (000 omitted)	$8,525	$9,963	$13,727	$18,207	$24,514	$29,351
See Notes to Financial Statements
35

Financial Highlights – continued
Class C	Six months ended	Year ended
	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$11.10	$10.64	$10.41	$10.68	$10.80	$10.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.20	$0.21	$0.16	$0.18	$0.19
Net realized and unrealized gain (loss)	0.38	0.48	0.23	(0.26)	(0.10)	(0.10)
Total from investment operations	$0.46	$0.68	$0.44	$(0.10)	$0.08	$0.09
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.22)	$(0.21)	$(0.17)	$(0.20)	$(0.22)
From net realized gain	—	—	—	—	—	(0.04)
Total distributions declared to shareholders	$(0.10)	$(0.22)	$(0.21)	$(0.17)	$(0.20)	$(0.26)
Net asset value, end of period (x)	$11.46	$11.10	$10.64	$10.41	$10.68	$10.80
Total return (%) (r)(s)(t)(x)	4.18(n)	6.40	4.33	(0.97)	0.77	0.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52(a)	1.55	1.57	1.63	1.64	1.64
Expenses after expense reductions (f)	1.48(a)	1.52	1.54	1.59	1.59	1.59
Net investment income (loss)	1.44(a)	1.85	2.03	1.51	1.65	1.78
Portfolio turnover	76(n)	144	60	27	40	53
Net assets at end of period (000 omitted)	$92,871	$99,437	$89,735	$100,768	$134,650	$150,596
See Notes to Financial Statements
36

Financial Highlights – continued
Class I	Six months ended	Year ended
	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$11.09	$10.62	$10.40	$10.67	$10.79	$10.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.31	$0.31	$0.27	$0.28	$0.30
Net realized and unrealized gain (loss)	0.38	0.49	0.23	(0.26)	(0.09)	(0.10)
Total from investment operations	$0.52	$0.80	$0.54	$0.01	$0.19	$0.20
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.33)	$(0.32)	$(0.28)	$(0.31)	$(0.33)
From net realized gain	—	—	—	—	—	(0.04)
Total distributions declared to shareholders	$(0.16)	$(0.33)	$(0.32)	$(0.28)	$(0.31)	$(0.37)
Net asset value, end of period (x)	$11.45	$11.09	$10.62	$10.40	$10.67	$10.79
Total return (%) (r)(s)(t)(x)	4.70(n)	7.56	5.27	0.03	1.78	1.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52(a)	0.54	0.57	0.63	0.65	0.64
Expenses after expense reductions (f)	0.48(a)	0.52	0.54	0.59	0.59	0.59
Net investment income (loss)	2.42(a)	2.84	3.03	2.51	2.62	2.78
Portfolio turnover	76(n)	144	60	27	40	53
Net assets at end of period (000 omitted)	$1,769,247	$1,513,495	$1,242,812	$1,180,741	$1,256,542	$914,984
See Notes to Financial Statements
37

Financial Highlights – continued
Class R1	Six months ended	Year ended
	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$11.10	$10.64	$10.41	$10.68	$10.81	$10.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.20	$0.21	$0.16	$0.18	$0.19
Net realized and unrealized gain (loss)	0.38	0.48	0.23	(0.26)	(0.11)	(0.09)
Total from investment operations	$0.46	$0.68	$0.44	$(0.10)	$0.07	$0.10
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.22)	$(0.21)	$(0.17)	$(0.20)	$(0.22)
From net realized gain	—	—	—	—	—	(0.04)
Total distributions declared to shareholders	$(0.10)	$(0.22)	$(0.21)	$(0.17)	$(0.20)	$(0.26)
Net asset value, end of period (x)	$11.46	$11.10	$10.64	$10.41	$10.68	$10.81
Total return (%) (r)(s)(t)(x)	4.18(n)	6.40	4.33	(0.97)	0.67	1.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52(a)	1.54	1.57	1.63	1.64	1.64
Expenses after expense reductions (f)	1.48(a)	1.52	1.54	1.59	1.59	1.59
Net investment income (loss)	1.43(a)	1.87	2.06	1.50	1.66	1.78
Portfolio turnover	76(n)	144	60	27	40	53
Net assets at end of period (000 omitted)	$1,817	$1,656	$2,005	$1,293	$2,466	$3,584
See Notes to Financial Statements
38

Financial Highlights – continued
Class R2	Six months ended	Year ended
	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$11.08	$10.62	$10.39	$10.66	$10.78	$10.95
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.26	$0.26	$0.21	$0.23	$0.24
Net realized and unrealized gain (loss)	0.38	0.47	0.24	(0.26)	(0.09)	(0.09)
Total from investment operations	$0.49	$0.73	$0.50	$(0.05)	$0.14	$0.15
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.27)	$(0.27)	$(0.22)	$(0.26)	$(0.28)
From net realized gain	—	—	—	—	—	(0.04)
Total distributions declared to shareholders	$(0.13)	$(0.27)	$(0.27)	$(0.22)	$(0.26)	$(0.32)
Net asset value, end of period (x)	$11.44	$11.08	$10.62	$10.39	$10.66	$10.78
Total return (%) (r)(s)(t)(x)	4.45(n)	6.93	4.85	(0.48)	1.27	1.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02(a)	1.04	1.08	1.13	1.15	1.14
Expenses after expense reductions (f)	0.98(a)	1.02	1.04	1.09	1.09	1.09
Net investment income (loss)	1.93(a)	2.36	2.53	2.01	2.15	2.29
Portfolio turnover	76(n)	144	60	27	40	53
Net assets at end of period (000 omitted)	$27,571	$27,083	$34,093	$44,339	$48,893	$49,042
See Notes to Financial Statements
39

Financial Highlights – continued
Class R3	Six months ended	Year ended
	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$11.08	$10.62	$10.39	$10.67	$10.79	$10.95
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.29	$0.29	$0.24	$0.26	$0.27
Net realized and unrealized gain (loss)	0.38	0.47	0.23	(0.27)	(0.10)	(0.09)
Total from investment operations	$0.51	$0.76	$0.52	$(0.03)	$0.16	$0.18
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.30)	$(0.29)	$(0.25)	$(0.28)	$(0.30)
From net realized gain	—	—	—	—	—	(0.04)
Total distributions declared to shareholders	$(0.15)	$(0.30)	$(0.29)	$(0.25)	$(0.28)	$(0.34)
Net asset value, end of period (x)	$11.44	$11.08	$10.62	$10.39	$10.67	$10.79
Total return (%) (r)(s)(t)(x)	4.58(n)	7.20	5.11	(0.32)	1.52	1.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77(a)	0.79	0.83	0.88	0.90	0.89
Expenses after expense reductions (f)	0.73(a)	0.77	0.79	0.84	0.84	0.84
Net investment income (loss)	2.18(a)	2.60	2.78	2.25	2.40	2.53
Portfolio turnover	76(n)	144	60	27	40	53
Net assets at end of period (000 omitted)	$56,753	$54,433	$49,418	$75,764	$90,449	$88,496
See Notes to Financial Statements
40

Financial Highlights – continued
Class R4	Six months ended	Year ended
	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$11.09	$10.63	$10.40	$10.67	$10.79	$10.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.31	$0.32	$0.27	$0.28	$0.30
Net realized and unrealized gain (loss)	0.38	0.48	0.23	(0.26)	(0.09)	(0.10)
Total from investment operations	$0.52	$0.79	$0.55	$0.01	$0.19	$0.20
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.33)	$(0.32)	$(0.28)	$(0.31)	$(0.33)
From net realized gain	—	—	—	—	—	(0.04)
Total distributions declared to shareholders	$(0.16)	$(0.33)	$(0.32)	$(0.28)	$(0.31)	$(0.37)
Net asset value, end of period (x)	$11.45	$11.09	$10.63	$10.40	$10.67	$10.79
Total return (%) (r)(s)(t)(x)	4.70(n)	7.46	5.37	0.03	1.78	1.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52(a)	0.54	0.57	0.63	0.65	0.64
Expenses after expense reductions (f)	0.48(a)	0.52	0.54	0.59	0.59	0.59
Net investment income (loss)	2.43(a)	2.85	3.04	2.50	2.64	2.79
Portfolio turnover	76(n)	144	60	27	40	53
Net assets at end of period (000 omitted)	$136,748	$131,629	$116,533	$103,144	$118,494	$116,248
See Notes to Financial Statements
41

Financial Highlights – continued
Class R6	Six months ended	Year ended
	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$11.09	$10.62	$10.39	$10.67	$10.79	$10.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.32	$0.33	$0.28	$0.30	$0.31
Net realized and unrealized gain (loss)	0.39	0.49	0.23	(0.27)	(0.10)	(0.10)
Total from investment operations	$0.53	$0.81	$0.56	$0.01	$0.20	$0.21
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.34)	$(0.33)	$(0.29)	$(0.32)	$(0.34)
From net realized gain	—	—	—	—	—	(0.04)
Total distributions declared to shareholders	$(0.17)	$(0.34)	$(0.33)	$(0.29)	$(0.32)	$(0.38)
Net asset value, end of period (x)	$11.45	$11.09	$10.62	$10.39	$10.67	$10.79
Total return (%) (r)(s)(t)(x)	4.75(n)	7.67	5.49	0.04	1.89	2.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.43(a)	0.45	0.47	0.52	0.53	0.53
Expenses after expense reductions (f)	0.39(a)	0.42	0.44	0.48	0.48	0.48
Net investment income (loss)	2.51(a)	2.95	3.14	2.61	2.76	2.90
Portfolio turnover	76(n)	144	60	27	40	53
Net assets at end of period (000 omitted)	$2,947,915	$2,535,200	$2,232,386	$2,087,409	$1,422,342	$1,423,635
See Notes to Financial Statements
42

Financial Highlights – continued
Class 529A	Six months ended	Year ended
	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$11.07	$10.61	$10.38	$10.65	$10.77	$10.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.29	$0.30	$0.25	$0.27	$0.28
Net realized and unrealized gain (loss)	0.38	0.48	0.23	(0.26)	(0.10)	(0.10)
Total from investment operations	$0.51	$0.77	$0.53	$(0.01)	$0.17	$0.18
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.31)	$(0.30)	$(0.26)	$(0.29)	$(0.31)
From net realized gain	—	—	—	—	—	(0.04)
Total distributions declared to shareholders	$(0.15)	$(0.31)	$(0.30)	$(0.26)	$(0.29)	$(0.35)
Net asset value, end of period (x)	$11.43	$11.07	$10.61	$10.38	$10.65	$10.77
Total return (%) (r)(s)(t)(x)	4.61(n)	7.28	5.20	(0.15)	1.60	1.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82(a)	0.84	0.87	0.96	1.00	0.99
Expenses after expense reductions (f)	0.66(a)	0.70	0.71	0.76	0.76	0.78
Net investment income (loss)	2.24(a)	2.67	2.87	2.34	2.47	2.60
Portfolio turnover	76(n)	144	60	27	40	53
Net assets at end of period (000 omitted)	$15,837	$13,259	$9,657	$8,816	$7,879	$6,132
See Notes to Financial Statements
43

Financial Highlights – continued
Class 529B	Six months ended	Year ended
	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$11.13	$10.64	$10.41	$10.68	$10.81	$10.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.22	$0.21	$0.15	$0.17	$0.19
Net realized and unrealized gain (loss)	0.38	0.48	0.23	(0.26)	(0.10)	(0.09)
Total from investment operations	$0.50	$0.70	$0.44	$(0.11)	$0.07	$0.10
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.21)	$(0.21)	$(0.16)	$(0.20)	$(0.22)
From net realized gain	—	—	—	—	—	(0.04)
Total distributions declared to shareholders	$(0.14)	$(0.21)	$(0.21)	$(0.16)	$(0.20)	$(0.26)
Net asset value, end of period (x)	$11.49	$11.13	$10.64	$10.41	$10.68	$10.81
Total return (%) (r)(s)(t)(x)	4.53(n)	6.63	4.28	(1.02)	0.62	0.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83(a)	1.36	1.62	1.71	1.74	1.74
Expenses after expense reductions (f)	0.78(a)	1.34	1.59	1.64	1.64	1.64
Net investment income (loss)	2.15(a)	2.04	1.98	1.45	1.60	1.74
Portfolio turnover	76(n)	144	60	27	40	53
Net assets at end of period (000 omitted)	$147	$202	$243	$304	$297	$339
See Notes to Financial Statements
44

Financial Highlights – continued
Class 529C	Six months ended	Year ended
	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$11.10	$10.64	$10.41	$10.68	$10.80	$10.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.20	$0.21	$0.16	$0.17	$0.19
Net realized and unrealized gain (loss)	0.38	0.47	0.23	(0.27)	(0.09)	(0.10)
Total from investment operations	$0.46	$0.67	$0.44	$(0.11)	$0.08	$0.09
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.21)	$(0.21)	$(0.16)	$(0.20)	$(0.22)
From net realized gain	—	—	—	—	—	(0.04)
Total distributions declared to shareholders	$(0.10)	$(0.21)	$(0.21)	$(0.16)	$(0.20)	$(0.26)
Net asset value, end of period (x)	$11.46	$11.10	$10.64	$10.41	$10.68	$10.80
Total return (%) (r)(s)(t)(x)	4.16(n)	6.34	4.28	(1.02)	0.72	0.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57(a)	1.60	1.62	1.71	1.75	1.74
Expenses after expense reductions (f)	1.53(a)	1.56	1.59	1.64	1.64	1.64
Net investment income (loss)	1.38(a)	1.81	1.99	1.45	1.59	1.73
Portfolio turnover	76(n)	144	60	27	40	53
Net assets at end of period (000 omitted)	$3,975	$3,837	$3,298	$3,210	$3,843	$3,283

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
45

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Total Return Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates
46

Notes to Financial Statements (unaudited) - continued
market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted
47

Notes to Financial Statements (unaudited) - continued
quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of October 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$606,432,492	$—	$606,432,492
Non - U.S. Sovereign Debt	—	38,776,259	—	38,776,259
Municipal Bonds	—	164,581,700	—	164,581,700
U.S. Corporate Bonds	—	3,121,493,296	—	3,121,493,296
Residential Mortgage-Backed Securities	—	1,619,762,059	—	1,619,762,059
Commercial Mortgage-Backed Securities	—	788,972,684	—	788,972,684
Asset-Backed Securities (including CDOs)	—	642,531,269	—	642,531,269
Foreign Bonds	—	733,687,557	—	733,687,557
Mutual Funds	792,034,486	—	—	792,034,486
Total	$792,034,486	$7,716,237,316	$—	$8,508,271,802
Other Financial Instruments
Futures Contracts – Assets	$4,320,684	$—	$—	$4,320,684
Futures Contracts – Liabilities	(1,421,196)	—	—	(1,421,196)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate
48

Notes to Financial Statements (unaudited) - continued
losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and swap agreements. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2020 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$4,320,684	$(1,421,196)
(a)	Values presented in this table for futures contracts correspond to the values reported in the fund's Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund's Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2020 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$(14,876,195)	$ —
Credit	—	4,526,985
Total	$(14,876,195)	$4,526,985
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended October 31, 2020 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$14,811,611	$ —
Credit	—	13,949,151
Total	$14,811,611	$13,949,151
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the
49

Notes to Financial Statements (unaudited) - continued
credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Swap Agreements — During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the
50

Notes to Financial Statements (unaudited) - continued
fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may
51

Notes to Financial Statements (unaudited) - continued
be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by
52

Notes to Financial Statements (unaudited) - continued
the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance. At the time that it enters into a TBA transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
53

Notes to Financial Statements (unaudited) - continued
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended October 31, 2020, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 4/30/20
Ordinary income (including any short-term capital gains)	$191,936,656
54

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 10/31/20
Cost of investments	$8,106,668,100
Gross appreciation	446,695,822
Gross depreciation	(45,092,120)
Net unrealized appreciation (depreciation)	$ 401,603,702
As of 4/30/20
Undistributed ordinary income	9,990,741
Capital loss carryforwards	(52,429,186)
Other temporary differences	(15,519,879)
Net unrealized appreciation (depreciation)	258,314,625
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of April 30, 2020, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(8,196,763)
Long-Term	(44,232,423)
Total	$(52,429,186)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. On October 2, 2020, the fund announced that effective December 21, 2020, the time period will be shortened for the automatic conversion of Class C and Class 529C shares to Class A and Class 529A shares, respectively, of the same fund, from approximately ten years to approximately eight years after purchase. On or about December 21, 2020, any Class C and Class 529C shares that have an original purchase date of December 31, 2012 or earlier will convert to Class A and
55

Notes to Financial Statements (unaudited) - continued
Class 529A shares, respectively, of the same fund. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 10/31/20	Year ended 4/30/20
Class A	$35,404,290	$63,362,687
Class B	86,819	260,366
Class C	886,498	1,874,543
Class I	23,250,192	44,942,223
Class R1	15,881	39,322
Class R2	324,027	793,742
Class R3	722,050	1,443,872
Class R4	1,904,862	3,830,364
Class R6	40,095,141	75,000,583
Class 529A	193,845	313,476
Class 529B	2,045	4,392
Class 529C	35,014	71,086
Total	$102,920,664	$191,936,656
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.50%
In excess of $2.5 billion and up to $5 billion	0.35%
In excess of $5 billion and up to $10 billion	0.34%
In excess of $10 billion	0.33%
Effective August 1, 2020, the investment adviser has agreed in writing to reduce its management fee to 0.40% of the fund's average daily net assets annually up to $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2021. For the period from August 1, 2020 through October 31, 2020, this management fee reduction amounted to $628,406, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended October 31, 2020, this management fee reduction amounted to $421,385, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2020 was equivalent to an annual effective rate of 0.37% of the fund's average daily net assets.
56

Notes to Financial Statements (unaudited) - continued
For the period from May 1, 2020 through July 31, 2020, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses did not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6	529A	529B	529C
0.68%	1.43%	1.53%	0.53%	1.53%	1.03%	0.78%	0.53%	0.42%	0.73%	1.58%	1.58%
This written agreement terminated on July 31, 2020. For the period from May 1, 2020 through July 31, 2020, this reduction amounted to $52,593, which is included in the reduction of total expenses in the Statement of Operations.
Effective August 1, 2020, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6	529A	529B	529C
0.60%	1.35%	1.45%	0.45%	1.45%	0.95%	0.70%	0.45%	0.36%	0.65%	1.50%	1.50%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2021. For the period from August 1, 2020 through October 31, 2020, this reduction amounted to $527,349, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $111,520 and $112,608 for the six months ended October 31, 2020, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
57

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$ 3,350,094
Class B	0.75%	0.25%	1.00%	0.90%	45,543
Class C	0.75%	0.25%	1.00%	1.00%	490,924
Class R1	0.75%	0.25%	1.00%	1.00%	8,815
Class R2	0.25%	0.25%	0.50%	0.50%	70,436
Class R3	—	0.25%	0.25%	0.25%	70,898
Class 529A	—	0.25%	0.25%	0.12%	18,562
Class 529B	0.75%	0.25%	1.00%	0.25%	204
Class 529C	0.75%	0.25%	1.00%	1.00%	19,950
Total Distribution and Service Fees					$4,075,426
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2020 based on each class's average daily net assets.0.10% of the Class A, Class B, and Class 529A service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2020, this waiver amounted to $1,340,018, $4,544, and $7,425 for Class A, Class B, and Class 529A, respectively, and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2021. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended October 31, 2020, this rebate amounted to $30, $19, $1,836, $1, and $75 for Class B, Class C, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations. For the six months ended October 31, 2020, the 0.75% distribution fee was not imposed for Class 529B shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2020, were as follows:
Amount
Class A	$30,308
Class B	4,121
Class C	6,711
Class 529B	—
Class 529C	213
58

Notes to Financial Statements (unaudited) - continued
The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended October 31, 2020, were as follows:
Fee
Class 529A	$3,712
Class 529B	41
Class 529C	995
Total Program Manager Fees	$4,748
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended October 31, 2020, the fee was $118,189, which equated to 0.0032% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,164,065.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2020 was equivalent to an annual effective rate of 0.0077% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
59

Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended October 31, 2020, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$5,224,642,715	$5,185,345,523
Non-U.S. Government securities	928,482,822	470,205,467
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 10/31/20		Year ended 4/30/20
	Shares	Amount	Shares	Amount
Shares sold
Class A	44,226,202	$506,589,018	88,898,349	$976,453,472
Class B	57,974	664,864	169,124	1,855,786
Class C	1,048,114	11,972,258	3,105,889	34,157,049
Class I	35,130,592	402,660,784	79,471,285	872,510,827
Class R1	22,127	254,321	61,318	669,976
Class R2	319,308	3,652,384	571,423	6,237,624
Class R3	878,405	10,088,141	1,946,555	21,389,074
Class R4	1,907,943	21,815,531	3,845,711	42,213,343
Class R6	38,709,519	443,576,080	57,729,552	631,122,107
Class 529A	272,137	3,106,065	459,789	5,053,881
Class 529B	—	—	2,155	23,493
Class 529C	62,897	724,446	113,923	1,246,301
	122,635,218	$1,405,103,892	236,375,073	$2,592,932,933
60

Notes to Financial Statements (unaudited) - continued
	Six months ended 10/31/20		Year ended 4/30/20
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	2,736,504	$31,346,760	5,031,828	$55,412,685
Class B	6,583	75,480	20,963	230,872
Class C	69,476	796,764	146,008	1,608,992
Class I	1,457,982	16,708,542	2,776,598	30,604,133
Class R1	1,384	15,881	3,562	39,238
Class R2	27,952	320,119	70,377	774,077
Class R3	62,920	720,649	131,123	1,443,435
Class R4	146,197	1,675,428	306,086	3,371,104
Class R6	3,397,694	38,945,377	6,733,690	74,162,357
Class 529A	16,904	193,459	28,468	313,105
Class 529B	176	2,045	394	4,343
Class 529C	3,024	34,688	6,423	70,803
	7,926,796	$90,835,192	15,255,520	$168,035,144
Shares reacquired
Class A	(20,881,152)	$(238,661,133)	(57,389,604)	$(627,129,795)
Class B	(218,164)	(2,487,364)	(583,113)	(6,368,070)
Class C	(1,971,715)	(22,671,304)	(2,729,543)	(29,815,117)
Class I	(18,528,450)	(211,730,879)	(62,706,252)	(685,799,131)
Class R1	(14,102)	(162,580)	(104,214)	(1,144,131)
Class R2	(381,384)	(4,356,205)	(1,408,350)	(15,388,450)
Class R3	(892,812)	(10,252,553)	(1,819,437)	(19,952,657)
Class R4	(1,980,063)	(22,646,458)	(3,248,573)	(35,118,243)
Class R6	(13,236,739)	(151,158,443)	(45,919,677)	(500,957,636)
Class 529A	(101,116)	(1,154,080)	(200,903)	(2,206,945)
Class 529B	(5,529)	(62,514)	(7,250)	(79,192)
Class 529C	(64,750)	(746,861)	(84,780)	(924,416)
	(58,275,976)	$(666,090,374)	(176,201,696)	$(1,924,883,783)
61

Notes to Financial Statements (unaudited) - continued
	Six months ended 10/31/20		Year ended 4/30/20
	Shares	Amount	Shares	Amount
Net change
Class A	26,081,554	$299,274,645	36,540,573	$404,736,362
Class B	(153,607)	(1,747,020)	(393,026)	(4,281,412)
Class C	(854,125)	(9,902,282)	522,354	5,950,924
Class I	18,060,124	207,638,447	19,541,631	217,315,829
Class R1	9,409	107,622	(39,334)	(434,917)
Class R2	(34,124)	(383,702)	(766,550)	(8,376,749)
Class R3	48,513	556,237	258,241	2,879,852
Class R4	74,077	844,501	903,224	10,466,204
Class R6	28,870,474	331,363,014	18,543,565	204,326,828
Class 529A	187,925	2,145,444	287,354	3,160,041
Class 529B	(5,353)	(60,469)	(4,701)	(51,356)
Class 529C	1,171	12,273	35,566	392,688
	72,286,038	$829,848,710	75,428,897	$836,084,294
Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2030 Fund were the owners of record of approximately 7%, 6%, 2%, 2%, 1%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2060 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its
62

Notes to Financial Statements (unaudited) - continued
borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended October 31, 2020, the fund’s commitment fee and interest expense were $18,142 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$95,537,022	$1,454,331,426	$757,778,904	$(49,322)	$(5,736)	$792,034,486

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$308,317	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.
63

Board Review of Investment Advisory Agreement
MFS Total Return Bond Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2020 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2019 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii)
64

Board Review of Investment Advisory Agreement - continued
information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2019, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2019 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report. In addition, the Trustees reviewed the Fund’s Class I total return performance relative to the Fund’s benchmark performance for the ten-, five-, three- and one-year periods ended December 31, 2019.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, and that MFS Fund Distributors, Inc. (“MFD”), an
65

Board Review of Investment Advisory Agreement - continued
affiliate of MFS, currently observes a Class A 12b-1 fee waiver, each of which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was higher than the Broadridge expense group median and the Fund’s total expense ratio was lower than the Broadridge expense group median. The Trustees also noted that MFS has agreed in writing to reduce its advisory fee effective August 1, 2020, and that MFS has agreed to further reduce the expense limitation for the Fund effective August 1, 2020, each of which may not be changed without the Trustees’ approval.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $2.5 billion, $5 billion, and $10 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel
66

Board Review of Investment Advisory Agreement - continued
and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFD. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2020.
67

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
68

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
69

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)

(1)     Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

(3)     Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4) Change in the registrant’s independent public accountant. Not applicable.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): MFS SERIES TRUST IX

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: December 16, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: December 16, 2020

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 16, 2020

*	Print name and title of each signing officer under his or her signature.